                                   [GRAPHIC]

                                                              THE COMMERCE FUNDS

Annual Report - October 31, 1999

                                                             -------------------
                                                             commerce funds \TM\
                                                             -------------------

Building on Your Values

The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.

The power of professional commitment

Behind each of The Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.

Strength, insight, and service: good reasons to invest with The Commerce Funds.

                               The Commerce Funds

RISK

                              International Equity
                                     MidCap
                                     Growth
                                Growth and Income
                                    Balanced
                                Missouri Tax-Free
                                Intermediate Bond
                                National Tax-Free
                                Intermediate Bond
                                      Bond
                              Short-Term Government

POTENTIAL RETURN



         In general, greater returns are associated with greater risks.

                                                                 COMMERCE FUNDS
Shareholder Letter
 Dear Shareholder:
 We are pleased to provide you with the Annual Report on The Commerce Funds.
 In this report, you will find performance and financial information on the nine Commerce Funds. The portfolio management team of each Fund also provides a review of the factors that have affected performance. To help you put that information in context, we offer the following economic and financial market update.

                   Economic and Market Update

                   In our letter to shareholders a year ago, we discussed the possible impact the Asian economic crisis would have on the U.S. economy. While an increase in market volatility was anticipated, we did not believe it would trigger a domestic recession. This scenario has occurred, as the financial markets fluctuated, but economic growth in the United States continued to be robust. In fact, growth rates have been so strong that they have triggered fears of an in-crease in inflation. Rising commodity prices, a booming housing market and wage pressures were the culprits --
                    prompting the Federal Reserve Board to raise interest
                   rates on three occasions thus far in 1999.

                   Turning to the U.S. stock market, it has been a year of shifting investor sentiment, rising volatility and, ulti-mately, strong returns. The stock market rose during the latter part of 1998 and the first quarter of 1999, but the rally was deceiving. The strong returns generated by a few very large growth and technology companies accounted for most of the market's gains. This masked lackluster returns from the majority of stocks.

                   The trend temporarily changed course during April 1999. Continued strong economic growth led the market to briefly favor economically sensitive, smaller capitalization, and more value-oriented stocks. With investors seeking a wider universe of stocks for their portfolios, more companies were able to participate in the market's ascent. Since April, the tides have shifted again. Uncertainty over the strength of the economy, the inflation outlook, corporate profits and interest rates caused the stock market to spi-ral downward during the third quarter. But, as it has so many times in the last ten years, the market proved its re-siliency again --rallying some 700 points to close out Oc-tober 1999. All told, for the one year period ending October 31, 1999, the Standard & Poor's 500 Index rose to 25.66%.

                   Good news for the economy was generally bad news for the fixed-income market. With steady economic growth, infla-tionary pressures and the subsequent rise in interest rates, fixed-income prices have fallen throughout much of 1999 -- especially for securities on the long end of the yield curve.

                   Overseas, most international markets have performed well this year. A surprisingly fast rebound in Asia unfolded af-ter last year's currency crisis. In Japan, the market has generated very strong returns, due to unexpected gains in the country's domestic economy and meaningful economic re-forms. Europe was relatively disappointing, with lackluster economic growth muting returns.

                   Looking ahead, many investors have expressed relief to have moved beyond the historically weak September/October period relatively unscathed. Money flowing into equities is on an

COMMERCE FUNDS
                   upward climb, and barring any major year 2000 (Y2K) disrup-tions, investors may be inclined to move assets that are being held on the sidelines back into the market. This could lead to a broadening of the market's rally -- helping a wider group of stocks to perform better.

                   Of course, no investment is entirely without risk. There-fore, we would encourage investors to maintain a long-term outlook and a broadly diversified portfolio. As this year's market shifts have shown, it is prudent to spread your as-sets among a variety of asset classes. The Commerce Funds offer a variety of investment choices.

                   Before I conclude, I would like to spend a moment updating you on our preparations for Y2K. During the last year, we have taken several initiatives aimed at limiting potential disruptions related to this issue. These have included ex-tensive testing of our computer systems, working with our vendors regarding their readiness, and developing contin-gency plans should any problems occur. While there can be no guarantees with an event such as this, we do not antici-pate that the transition into the year 2000 will have a ma-terial impact on the Funds.

                   As always, we appreciate your investment and we look for-ward to being a part of your investment future for years to come.

                   Sincerely,

                   Gary D. Campbell
                   Chief Investment Officer
                   Investment Management Group
                   Commerce Bank, N.A.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Shareholder Letter

 Dear Shareholder:
 We are pleased to report on the performance of the Commerce Short-Term Gov-ernment Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 1.83%, based on Net Asset Value (NAV) (assumes fee waivers and expense re-imbursements). The Service Shares had a total return, with-out sales charge, of 1.57% for the same period based on NAV (assumes fee waivers and expense reimbursements). This com-pared to the Lipper Short-Term Government Funds Index 12-month return of 2.30% and Salomon Brothers 1-5 Year Treasury/Government Sponsored Index 12-month return of 2.01%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . This has been a challenging year for the overall fixed-in-
                   come market. With the ongoing strength of the economy and signs of a possible increase in inflation, interest rates have risen throughout 1999. We have seen yields on short-term securities rise more than their longer-term counter-parts, which has resulted in a relatively flat yield curve.

                 . To protect principal in the rising interest rate environ-
                   ment, we've built up an increasingly large cash position for the Fund. This strategy has proved to be beneficial, and we will reinvest these assets when we feel interest rates have stopped their ascent.

                 . Looking ahead, we believe the Fund's portfolio is well po-
                   sitioned relative to its benchmark in terms of yield. And we feel that the Fund will benefit when mortgage spreads begin to compress relative to Treasuries.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index ("Salomon Bros. Treas./Gov't") and the Lipper Short US Government ("Gov't") Funds Index) are shown. This performance data represents past performance and should not be considered in-dicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differ-ences in fees and loads.

 Short-Term Government Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 1999.

                                    [CHART]
                Institutional       Salomon Brothers        Lipper Short US
                    Shares             Treas/Gov't         Gov't Funds Index
12/12/94            10,000               10,000                  10,000
10/31/95            11,072               11,082                  10,930
10/31/96            11,629               11,736                  11,520
10/31/97            12,379               12,533                  12,248
10/31/98            13,362               13,613                  13,090
10/31/99            13,606               13,887                  13,391


  Average Annual Total Return through October 31,
   1999                                            Since Inception  One Year
  Institutional Shares (commenced December 12,
  1994)                                                       6.50%     1.83 %
 -----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                     5.29%     1.57 %
  Including sales charges (maximum sales charge
  2.00%)                                                      4.55%    (0.44)%
 -----------------------------------------------------------------------------

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments
October 31, 1999

     Principal            Interest            Maturity
       Amount               Rate                Date                   Value

  Collateralized Mortgage Obligations - 31.2%
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
  $         250,000             5.00%        03/25/2028      $         197,847
  Countrywide Home Loans, Inc. Series 1997-4, Class A
            354,987             8.00         07/25/2027                358,834
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1127, Class F
            226,981             8.50         03/15/2006                227,122
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1205, Class G
            205,654             7.00         03/15/2007                206,232
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1407, Class PH
            295,043             6.75         05/15/2018                294,674
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1526, Class N
            708,959             6.50         12/15/2022                707,846
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1619, Class EC
            256,302             5.60         11/15/2023                253,498
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1621, Class K
            187,000             6.50         11/15/2023                173,616
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1624, Class EA
            527,308             5.50         01/15/2007                524,834
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2047, Class A
            374,970             6.75         05/15/2027                371,336
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2103, Class TE
            625,000             6.00         12/15/2028                553,125
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2109, Class PE
            700,000             6.00         12/15/2028                615,776
  Federal Home Loan Mortgage Corp. REMIC Series 1574,
   Class P
             21,790             6.50         07/15/2023                 21,735
  Federal Home Loan Mortgage Corp. REMIC Series 1617,
   Class C
            149,000             6.50         02/15/2023                144,017
  Federal Home Loan Mortgage Corp. REMIC Series 1632,
   Class B
            200,000             6.00         11/15/2023                183,686
  Federal Home Loan Mortgage Corp. REMIC Series 1727,
   Class E
            495,528             6.50         04/15/2018                496,147
  Federal Home Loan Mortgage Corp. Series 1255, Class G
            109,320             7.50         07/15/2021                110,105
  Federal Home Loan Mortgage Corp. Series 1650, Class K
            880,000             6.50         01/15/2024                822,865
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
            500,000             6.60         08/15/2022                497,340
 -----------------------------------------------------------------------------

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. REMIC PAC Series 1991-118, Class K
  $  132,078               7.00%                        08/25/2021                       $  132,366
  Federal National Mortgage Assn. REMIC PAC Series 1993-208, Class L
      11,708               6.50                         03/25/2023                           11,675
  Federal National Mortgage Assn. REMIC PAC Series 1993-209, Class E
     396,968               5.75                         07/25/2005                          395,106
  Federal National Mortgage Assn. REMIC PAC Series 1994-76, Class E
     750,847               5.00                         02/25/2022                          742,633
  Federal National Mortgage Assn. REMIC PAC Series 1996-28, Class PE
     281,000               6.50                         03/25/2020                          280,208
  Federal National Mortgage Assn. REMIC PAC Series G92-35, Class D
     170,232               4.50                         08/25/2021                          165,496
  Federal National Mortgage Assn. REMIC PAC Series G93-16, Class H
     360,000               4.59                         04/25/2021                          322,535
  Federal National Mortgage Assn. REMIC Series 1992-1,
   Class E
     312,377               7.50                         01/25/2007                          316,085
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
     510,000               6.30                         09/25/2018                          507,766
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NB
     527,204               6.50                         12/25/2022                          524,568
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NE
   1,750,390               6.50                         12/25/2022                        1,611,987
  Federal National Mortgage Assn. REMIC Series 1993-245, Class N
     200,000               6.50                         12/25/2023                          194,062
  Federal National Mortgage Assn. REMIC Series 1994-23,
   Class A
      36,321               6.00                         12/25/2022                           36,162
  Federal National Mortgage Assn. REMIC Series G94-9,
   Class C
      81,139               6.25                         04/17/2010                           80,632
  Federal National Mortgage Assn. REMIC Series X-225, Class G
     630,334               6.50                         11/25/2022                          582,726
  Federal National Mortgage Assn. REMIC Series X-225, Class NC
   3,229,000               6.50                         03/25/2023                        3,142,204
  Federal National Mortgage Assn. Series 1993-109, Class TC
   1,516,071               7.00                         01/25/2011                        1,516,541
  Federal National Mortgage Assn. Series 1993-139, Class KB
     424,867               7.00                         11/25/2000                          425,262
 --------------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. Series 1993-183, Class K
  $  500,000              6.50%                      07/25/2023                     $    469,685
  Federal National Mortgage Assn. Series 1993-76, Class A
     284,299              6.00                       06/25/2008                          281,900
  Federal National Mortgage Assn. Series 1995-19, Class L
     173,010              6.25                       08/25/2008                          163,332
  Federal National Mortgage Assn. Series 1997-58, Class G
   1,691,129              6.50                       03/20/2023                        1,684,246
  Federal National Mortgage Assn. Series 1998-63, Class PL
     530,000              6.00                       11/25/2027                          474,180
  GE Capital Mortgage Services, Inc. REMIC
   Series 1997-8, Class A11
   1,500,000              7.25                       10/25/2027                        1,392,810
  GE Capital Mortgage Services, Inc. Series 1993-16, Class A4
      18,290              6.25                       12/25/2023                           18,192
  GE Capital Mortgage Services, Inc. Series 1997-9, Class 2A7
   1,011,361              7.00                       10/25/2027                        1,011,038
  Prudential Home Mortgage Securities Co. REMIC PAC
   Series 1993-3, Class A6
   3,020,955              7.40                       02/25/2008                        3,033,220
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
   1,199,636              7.38                       08/25/2023                        1,187,772
  Prudential Home Mortgage Securities Co. Series 1993-43, Class A1
      83,505              5.40                       10/25/2023                           83,087
  Residential Accredit Loans, Inc. Series 1997-QS7, Class A4
   2,000,000              7.50                       07/25/2027                        1,995,000
  Residential Accredit Loans, Inc. Series 1997-QS8, Class A6
   1,300,000              7.25                       08/25/2027                        1,297,153
  Residential Accredit Loans, Inc. Series 1997-QS12, Class A3
     622,773              7.00                       11/25/2027                          620,631
  Residential Accredit Loans, Inc. Series 1999-QS2, Class A5
   1,000,000              6.50                       02/25/2029                          866,250
  Residential Asset Securitization Trust Series 1997-A7, Class A5
   1,865,300              7.50                       09/25/2027                        1,873,451
  Residential Funding Mortgage Securities Series 1993-S49, Class A2
     332,737              6.00                       12/25/2008                          330,448
  Residential Funding Mortgage Securities I, Inc. REMIC
   Series 1995-S12, Class A2
     912,644              7.25                       08/25/2010                          908,364
  Residential Funding Mortgage Securities I, Inc. REMIC
   Series 1997-S3, Class A3
     250,000              7.30                       03/25/2007                          250,635
  Saxon Mortgage Securities Corp. REMIC
   Series 1993-8A, Class 1A5
     500,000              7.38                       09/25/2023                          483,395
  Securitized Asset Sales, Inc. Series 1993-7, Class TA6
     470,000              6.25                       12/25/2023                          440,329
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (cost $37,323,330)                                                                $ 36,613,767
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Mortgage-Backed Pass-Through Obligations - 5.0%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $   11,545              8.75%                      02/01/2001                     $     11,624
      17,013              8.75                       04/01/2001                           17,682
     105,189              8.25                       08/01/2001                          105,090
      74,807              7.75                       09/01/2007                           75,138
  Federal National Mortgage Association (FNMA)
     260,463              8.00                       12/01/2007                          266,365
     264,770              6.50                       02/01/2012                          260,280
     115,967              9.00                       07/01/2024                          121,921
     861,533              7.50                       10/01/2027                          863,411
     994,312              7.00                       04/01/2028                          976,285
   1,105,155              7.00                       05/01/2028                        1,085,119
     928,908              5.82                       12/01/2028                          898,143
     646,919              7.00                       12/01/2028                          635,190
  Government National Mortgage Association (GNMA)
     200,660              8.00                       10/15/2016                          206,477
     291,453              8.00                       07/15/2017                          299,739
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH
  OBLIGATIONS
  (cost $5,941,966)                                                                 $  5,822,464
 -----------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 60.2%
  Detroit MI U.S. Government Guarantee Note Series A
  $  100,000              6.44%                      08/01/2002                     $    100,028
  Federal Agricultural Mortgage Corporation
     500,000              6.69                       02/10/2000                          501,334
  Federal Farm Credit Bank
   1,000,000              7.17                       04/03/2000                        1,005,160
   1,000,000              6.10                       11/19/2001                          996,560
  Federal Home Loan Bank
   2,000,000              6.32                       02/01/2000                        2,001,560
     530,000              7.13                       03/27/2000                          532,486
   3,000,000              5.63                       03/19/2001                        2,982,660
   1,250,000              7.44                       08/10/2001                        1,274,800
   3,000,000              5.88                       08/15/2001                        2,985,930
   1,000,000              6.53                       08/28/2001                        1,004,840
   1,750,000              6.63                       08/28/2001                        1,763,752
     965,000              7.56                       02/27/2002                          990,929
   4,000,000              7.17                       07/22/2002                        4,080,640
   2,000,000              5.13                       09/15/2003                        1,915,320
   1,630,000              6.89                       04/06/2004                        1,651,141
   1,700,000              5.43                       09/24/2008                        1,541,424
  Federal Home Loan Mortgage Corporation
   7,000,000              5.61                       01/10/2000                        6,925,003
   6,000,000              5.65                       01/19/2000                        5,927,188
   4,000,000              5.59                       01/27/2000                        3,947,317
     500,000              7.90                       01/27/2000                          502,265
   1,000,000              6.52                       08/25/2000                        1,003,590
     500,000              6.70                       07/25/2001                          503,750
   2,000,000              5.00                       01/15/2004                        1,893,440
     200,000              5.75                       04/15/2008                          187,532
   1,000,000              5.75                       03/15/2009                          930,620
  Federal National Mortgage Association
   2,220,000              5.19                       11/02/1999                        2,219,681
     750,000              8.35                       11/10/1999                          750,465
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  U.S. Government Agency Obligations - (continued)
  Federal National Mortgage Association - (continued)
  $5,000,000              5.68%                      02/07/2000                     $  4,924,186
   1,000,000              9.20                       09/11/2000                        1,026,090
   3,500,000              5.72                       01/09/2001                        3,480,855
     250,000              6.18                       03/15/2001                          249,922
     500,000              6.63                       04/18/2001                          502,890
     700,000              6.38                       08/14/2001                          701,638
     500,000              7.50                       02/11/2002                          512,580
   3,300,000              5.75                       04/15/2003                        3,241,227
     330,000              6.05                       05/29/2003                          322,628
     625,000              7.40                       07/01/2004                          646,681
     215,000              7.88                       02/24/2005                          226,926
     500,000              7.65                       03/10/2005                          522,970
  Israel Aid Series 5A
   2,000,000              7.75                       11/15/1999                        2,001,680
  Student Loan Marketing Association
     180,000              6.05                       09/14/2000                          180,000
  Tennessee Valley Authority 1989 Series D
     575,000              6.00                       11/01/2000                          574,011
  U.S. Department of Housing & Urban Development Section 108 Series 1995-A
   1,250,000              8.15                       08/01/2000                        1,267,725
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (cost $71,756,880)                                                                $ 70,501,424
 -----------------------------------------------------------------------------------------------
  U.S. Treasury Obligation - 0.5%
  United States Treasury Note
  $  600,000              5.75%                      08/15/2003                     $    595,500
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (cost $612,516)                                                                   $    595,500
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Repurchase Agreement - 2.5%
  State Street Bank & Trust Co.
  $2,994,000              5.07%                      11/01/1999                     $  2,994,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $2,994,000)                                                                 $  2,994,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $118,628,692)                                                               $116,527,155
 -----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC --Planned Amortization Class
 REMIC --Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Shareholder Letter

 Dear Shareholder:
 We are pleased to report on the performance of the Commerce Bond Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 0.59%, based on Net Asset Value (NAV). The Service Shares had a total re-turn, without sales charge, of 0.29% for the same period based on NAV. This compared to the Lipper Intermediate In-vestment Grade Debt Funds Index 12-month return of 0.08% and the Lehman Aggregate Bond Index 12-month return of 0.54%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . In general, it has been a difficult year for the bond mar-
                   ket. Bond yields have increased dramatically during 1999, largely in response to the robust economy and fears of ris-ing inflation. Of particular note, auto and housing sales have been very strong, and export growth has rebounded af-ter the fallout from last year's Asian currency crisis.

                 . Against this backdrop, the Federal Reserve Board raised
                   overnight interest rates three times this year, and the yield on the 30-year Treasury has risen from 5.10% to 6.16%. This has caused the 30-year bond to experience a net price decline of roughly 9.5% through the end of October.

                 . The Fund's returns over the last year have been roughly in line with those of its benchmarks. Earlier in the year, the Fund posted relatively strong results, as its portfolio was well positioned to take advantage of the rally that took place in the non-Treasury market. However, credit spreads began to widen during the summer -- hampering Fund perfor-mance. The reversal in spreads can be partially attributed to the expected increase in fixed-income issuance before year-end, as well as liquidity concerns surrounding Y2K. As a result, mortgages and corporate bonds underperformed an already weak Treasury market. However, based on their cur-rent levels, we believe many corporate and asset-backed bonds present compelling values. As a result, we remain overweighted in these sectors.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

                                                              COMMERCE BOND FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Lehman Brothers Aggregate Bond Index ("Lehman Agg Bond Index") and the Lipper Intermediate Investment Grade Debt Funds Index ("Lipper Interm Debt Funds Index")) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and loads.

 Bond Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 1999.

                                    [CHART]
              Institutional         Lehman Agg          Lipper Interm
                 Shares             Bond Index        Debt Funds Index
12/12/94         10,000               10,000                10,000
10/31/95         11,559               11,542                11,402
10/31/96         12,106               12,216                12,030
10/31/97         13,135               13,302                13,038
10/31/98         14,221               14,544                14,078
10/31/99         14,305               14,623                14,089


  Average Annual Total Return through October 31,
   1999                                            Since Inception  One Year
  Institutional Shares (commenced December 12,
  1994)                                                       7.60%     0.59%
 -----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                     5.54%     0.29%
  Including sales charges (maximum sales charge
  3.50%)                                                      4.21%    (3.22)%
 -----------------------------------------------------------------------------

COMMERCE BOND FUND
Statement of Investments
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - 30.1%
  Auto - 0.5%
  Fifth Third Bank Auto Grantor Trust Series 1996-A, Class A
  $  767,004              6.20%                      09/15/2001                     $    766,521
  NationsBank Auto Owner Trust Series 1996-A, Class A4
   1,035,158              6.63                       12/15/2000                        1,035,479
                                                                                    ------------
                                                                                       1,802,000
 -----------------------------------------------------------------------------------------------
  Commercial - 1.5%
  Asset Securitization Corp. Series 1997-MD7, Class A2 #
   1,250,000              7.48                       01/13/2030                        1,261,787
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
   2,250,000              7.23                       07/17/2013                        2,152,890
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
   2,500,000              6.64                       03/18/2011                        2,317,350
                                                                                    ------------
                                                                                       5,732,027
 -----------------------------------------------------------------------------------------------
  Credit Card - 9.9%
  American Express Credit Account Master Trust Series 1994-3, Class A
   2,000,000              7.85                       08/15/2005                        2,072,500
  American Express Credit Account Master Trust Series 1996-1, Class B
   2,000,000              6.95                       12/15/2003                        2,006,240
  Chemical Master Credit Card Trust I Series 1995-3, Class A
   2,000,000              6.23                       04/15/2005                        1,986,240
  Chemical Master Credit Card Trust I Series 1996-1, Class B
   1,000,000              5.71                       09/15/2003                          988,120
  Chemical Master Credit Card Trust I Series 1996-2, Class A
   2,500,000              5.98                       09/15/2008                        2,373,425
  Chemical Master Credit Card Trust I Series 1996-2, Class B
   2,500,000              6.16                       09/15/2008                        2,359,375
  Citibank Credit Card Master Trust I Series 1997-6, Class B @
   2,000,000              7.26                       08/15/2006                        1,427,500
  Discover Card Master Trust I Series 1993-3, Class A
   2,000,000              6.20                       05/16/2006                        1,957,500
  First USA Credit Card Master Trust Series 1997-6, Class B
   2,200,000              6.58                       03/17/2005                        2,194,698
  First USA Credit Card Master Trust Series 1998-2, Class C+
   3,000,000              6.80                       02/18/2011                        2,812,031
  First USA Credit Card Master Trust Series 1999-1, Class C+
   3,500,000              6.42                       10/19/2006                        3,352,344
  MBNA Master Credit Card Trust Series 1995-C, Class A
   2,000,000              6.45                       02/15/2008                        1,971,240
  MBNA Master Credit Card Trust Series 1999-D, Class C+
   2,000,000              6.95                       11/17/2008                        1,921,250
  Metris Master Trust Series 1997-1, Class A
   2,500,000              6.87                       10/20/2005                        2,500,000
  Metris Master Trust Series 1997-1, Class B
   1,000,000              7.11                       10/20/2005                          998,750
  Standard Credit Card Master Trust Series 1993-2, Class A
   2,000,000              5.95                       10/07/2004                        1,943,452
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Credit Card - (continued)
  Standard Credit Card Master Trust Series 1995-1, Class A
  $2,000,000              8.25%                      01/07/2007                     $  2,114,563
  Standard Credit Card Master Trust Series 1995-1, Class B
   2,000,000              8.45                       01/07/2007                        2,102,448
                                                                                    ------------
                                                                                      37,081,676
 -----------------------------------------------------------------------------------------------
  Equipment - 0.1%
  Green Tree Recreational, Equipment & Consumer Trust Series 1996-A, Class
   A1
     371,691              5.55                       02/15/2018                          363,934
 -----------------------------------------------------------------------------------------------
  Home Equity - 6.4%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
   1,500,000              7.63                       09/18/2021                        1,514,700
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
   2,605,176              8.92                       01/25/2026                        2,784,947
  American Business Financial Services, Inc. Series 1996-1, Class A
   3,357,990              7.95                       09/15/2026                        3,352,743
  Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
   2,500,000              7.68                       12/25/2029                        2,435,925
  Corestates Home Equity Trust Series 1993-2, Class A
     200,017              5.10                       03/15/2009                          198,455
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
   1,181,114              7.50                       03/25/2007                        1,105,747
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
   1,889,782              7.50                       03/25/2027                        1,839,585
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class B1
   3,862,297              7.33                       12/25/2028                        3,566,589
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
   1,931,148              7.14                       12/25/2028                        1,841,350
  Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
   2,000,000              7.36                       11/20/2029                        1,914,360
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   3,500,000              6.76                       09/20/2026                        3,401,545
                                                                                    ------------
                                                                                      23,955,946
 -----------------------------------------------------------------------------------------------
  Manufactured Housing - 11.4%
  Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
   5,000,000              7.60                       03/15/2027                        4,988,050
  Green Tree Financial Corp. Series 1993-4, Class A4
   2,000,000              6.60                       01/15/2019                        1,992,760
  Green Tree Financial Corp. Series 1993-4, Class A5
   4,000,000              7.05                       01/15/2019                        3,894,400
  Green Tree Financial Corp. Series 1994-2, Class A4
   4,000,000              7.90                       05/15/2019                        4,081,560
  Green Tree Financial Corp. Series 1995-1, Class B1
     200,000              9.00                       06/15/2025                          205,210
  Green Tree Financial Corp. Series 1995-5, Class B1
   2,000,000              7.30                       09/15/2026                        1,932,360
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1995-8, Class B1
  $  200,000              7.30%                      12/15/2026                     $    198,288
  Green Tree Financial Corp. Series 1996-3, Class A4
   1,000,000              7.10                       05/15/2027                        1,006,030
  Green Tree Financial Corp. Series 1996-4, Class A7
   4,000,000              7.90                       06/15/2027                        3,987,160
  Green Tree Financial Corp. Series 1996-8, Class M1
   2,000,000              7.85                       10/15/2027                        1,984,660
  Green Tree Financial Corp. Series 1997-3, Class B1
   1,500,000              7.51                       07/15/2028                        1,387,605
  Green Tree Financial Corp. Series 1997-3, Class M1
   3,250,000              7.53                       07/15/2028                        3,210,090
  Green Tree Financial Corp. Series 1997-6, Class M1
   2,500,000              7.21                       06/15/2027                        2,318,750
  Green Tree Financial Corp. Series 1998-3, Class A6
     800,000              6.76                       03/01/2030                          744,496
  Green Tree Financial Corp. Series 1999-1, Class M1
   1,750,000              6.56                       11/01/2028                        1,564,605
  Green Tree Financial Corp. Series 1999-1, Class M2
     750,000              7.34                       11/01/2028                          667,500
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
   2,500,000              7.28                       01/15/2029                        2,441,400
  Indymac Manufactured Housing Contract (Credit Suisse First Boston) Series
   1997-1, Class A3
   2,767,861              6.61                       02/25/2028                        2,746,576
  Indymac Manufactured Housing Contract (Credit Suisse First Boston) Series
   1997-1, Class M
   2,000,000              7.11                       02/25/2028                        1,875,380
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
   1,500,000              7.13                       05/15/2027                        1,482,810
                                                                                    ------------
                                                                                      42,709,690
 -----------------------------------------------------------------------------------------------
  Utilities - 0.3%
  California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-
   1, Class A6
   1,250,000              6.32                       09/25/2005                        1,238,225
 -----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (cost $115,390,240)                                                               $112,883,498
 -----------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 9.5%
  Asset Securitization Corp. Series 1995-MD4, Class A1
  $5,094,852              7.10%                      08/13/2029                     $  5,074,116
  Asset Securitization Corp. Series 1997-D4, Class A1E
   2,500,000              7.53                       04/14/2029                        2,510,700
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
   1,000,000              5.00                       03/25/2028                          791,389
  Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B,
   Class A5
   1,239,768              6.75                       11/25/2023                        1,190,177
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
  $1,235,000              6.70%                      09/15/2023                     $  1,174,016
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
   3,000,000              6.60                       08/15/2022                        2,984,040
  Federal National Mortgage Assn. REMIC Series 1992-1,
   Class E
   1,561,887              7.50                       01/25/2007                        1,580,427
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
   1,500,000              6.30                       09/25/2018                        1,493,430
  LB Commercial Conduit Mortgage Trust Series 1998-C4,
   Class A1B
   4,500,000              6.21                       10/15/2008                        4,218,255
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
   2,665,781              7.35                       07/15/2005                        2,701,555
  Norwest Asset Securities Corp. Series 1998-21, Class B1
   1,239,178              6.50                       09/25/2013                        1,176,550
  PNC Mortgage Securities Corp. REMIC Series 1996-1,
   Class A10
   1,656,157              7.50                       09/25/2009                        1,654,086
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
   2,399,272              7.38                       08/25/2023                        2,375,543
  Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
   3,000,000              7.38                       03/25/2027                        2,937,090
  Residential Funding Mortgage Securities Corp. Series 1999-S20, Class A1
   3,960,165              6.50                       09/25/2014                        3,843,835
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $36,807,501)                                                                $ 35,705,209
 -----------------------------------------------------------------------------------------------
  Corporate Obligations - 31.5%
  Energy - 0.8%
  Phillips Petroleum Co.
  $3,000,000              7.00%                      03/30/2029                     $  2,770,020
 -----------------------------------------------------------------------------------------------
  Financial - 18.9%
  Allstate Corp.
     814,000              6.75                       05/15/2018                          726,308
  American Express Credit Corp.
   2,000,000              6.13                       11/15/2001                        1,984,980
  American Financial Group, Inc.
   1,500,000              7.13                       04/15/2009                        1,366,140
  Apache Finance Property Ltd.
   2,250,000              7.00                       03/15/2009                        2,181,645
  Associates Corp. N.A.
   1,900,000              6.95                       11/01/2018                        1,804,221
  Bank of America Corp.
   3,500,000              6.88                       06/01/2003                        3,489,185
  Case Corp.
   2,500,000              6.25                       12/01/2003                        2,428,242
 -----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Financial - (continued)
  Chemical Bank
  $2,000,000              6.70%                      08/15/2008                     $  1,927,200
  Donaldson Lufkin & Jenrette, Inc.
   1,250,000              6.00                       12/01/2001                        1,228,863
  EOP Operating LP
   3,200,000              7.25                       02/15/2018                        2,854,656
  Equitable Life Assurance Society of the United States+
   6,000,000              7.70                       12/01/2015                        5,993,400
  Fleet Boston Corp.
   1,775,000              6.38                       04/15/2008                        1,668,695
  Ford Motor Company Credit Corp.
   2,000,000              6.63                       06/30/2003                        1,985,620
  General Motors Acceptance Corp.
   2,000,000              5.88                       01/22/2003                        1,945,680
   2,000,000              6.63                       10/15/2005                        1,941,904
  Hanson Overseas BV
   2,000,000              6.75                       09/15/2005                        1,950,680
  Household Financial Corp.
   1,500,000              6.50                       11/15/2008                        1,414,965
  Merrill Lynch & Co., Inc.
   1,900,000              5.71                       01/15/2002                        1,866,446
  Metropolitan Life Insurance Co.+
   4,000,000              7.70                       11/01/2015                        3,981,840
  Morgan Stanley Group, Inc.
   2,000,000              6.75                       03/04/2003                        1,992,800
  NationsBank Corp.
   1,000,000              7.75                       08/15/2015                        1,014,770
   1,000,000              7.80                       09/15/2016                        1,020,040
  PNC Bank, N.A.
   2,000,000              7.88                       04/15/2005                        2,064,240
  Salomon Smith Barney, Inc.
   8,500,000              6.63                       06/01/2000                        8,520,400
  Sanwa Finance Aruba AEC
   3,000,000              8.35                       07/15/2009                        3,034,770
  Simon Debartolo Group LP
   2,000,000              6.75                       06/15/2005                        1,872,540
  Swiss Bank Corp.
   4,000,000              7.38                       06/15/2017                        3,905,880
   5,000,000              7.50                       07/15/2025                        4,884,020
                                                                                    ------------
                                                                                      71,050,130
 -----------------------------------------------------------------------------------------------
  Industrial - 9.7%
  Conoco, Inc.
   1,500,000              6.35                       04/15/2009                        1,425,630
   2,500,000              6.95                       04/15/2029                        2,326,150
  Ford Motor Co.
   5,000,000              6.50                       08/01/2018                        4,489,050
  General Motors Acceptance Corp.
   2,000,000              6.15                       04/05/2007                        1,867,920
  Lafarge Corp.
   3,500,000              6.88                       07/15/2013                        3,299,317
  Receipts on Corporate Securities Trust CHR-1998-1
   5,054,984              6.50                       08/01/2018                        4,706,094
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Industrial - (continued)
  Receipts on Corporate Securities Trust NSC-1998-1
  $4,075,196              6.38%                      05/15/2017                     $  3,704,655
  Ryder System, Inc.
   4,000,000              6.60                       11/15/2005                        3,736,160
  Service Master Co.
   3,000,000              7.10                       03/01/2018                        2,547,360
  St. Paul Companies, Inc.
   4,000,000              6.38                       12/15/2008                        3,791,776
  TRW, Inc.
   2,500,000              6.05                       01/15/2005                        2,340,825
  Union Oil Co.
   1,000,000              7.62                       03/21/2002                        1,017,150
   1,000,000              7.70                       04/05/2002                        1,019,010
                                                                                    ------------
                                                                                      36,271,097
 -----------------------------------------------------------------------------------------------
  Utilities - 2.1%
  AT&T Corp.
   1,500,000              6.50                       03/15/2029                        1,326,900
  GTE Corp.
   6,000,000              6.84                       04/15/2018                        5,656,020
  Hydro Quebec
   1,000,000              7.96                       12/17/2001                        1,023,237
                                                                                    ------------
                                                                                       8,006,157
 -----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (cost $123,512,009)                                                               $118,097,404
 -----------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 16.1%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $1,389,242              6.00%                      12/01/2013                     $  1,317,626
   1,072,047              8.50                       02/01/2019                        1,114,253
   1,149,183              8.50                       03/01/2021                        1,194,611
   8,410,789              7.00                       05/01/2026                        8,274,114
  Federal National Mortgage Association (FNMA)
   3,045,751              5.50                       01/01/2009                        2,920,174
   2,023,528              7.00                       07/01/2009                        2,022,253
     529,541              6.50                       02/01/2012                          520,560
   1,341,645              6.00                       12/01/2013                        1,272,040
   1,088,243              6.50                       07/01/2014                        1,055,595
     867,088              9.00                       11/01/2021                          908,813
   1,047,733              6.50                       04/01/2024                        1,012,697
     964,170              6.00                       05/01/2024                          908,431
   1,041,362              6.50                       05/01/2024                        1,006,539
   1,126,681              6.50                       07/01/2024                        1,089,005
   1,227,076              6.50                       07/01/2024                        1,186,042
     691,359              6.00                       09/01/2024                          651,392
   1,592,189              6.50                       09/01/2024                        1,538,946
     402,037              9.00                       02/01/2025                          421,636
   2,499,660              6.50                       03/01/2026                        2,408,248
   1,892,882              8.00                       07/01/2028                        1,932,519
   1,358,226              7.00                       08/01/2028                        1,333,601
   1,193,464              7.00                       09/01/2028                        1,171,827
   1,854,460              7.00                       10/01/2028                        1,820,839
   3,924,637              5.82                       12/01/2028                        3,794,653
   3,803,466              6.50                       12/01/2028                        3,644,176
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

   Principal             Interest                      Maturity
    Amount                 Rate                          Date                              Value

  Mortgage-Backed Pass-Through Obligations - (continued)
  Federal National Mortgage Association - (continued)
  $ 1,068,445              7.00%                      12/01/2028                     $  1,049,074
    2,336,853              6.50                       01/01/2029                        2,238,985
  Government National Mortgage Association (GNMA)
    2,356,731              8.00                       02/15/2022                        2,412,680
    3,238,465              7.00                       09/15/2023                        3,197,984
    1,053,017              7.50                       08/20/2025                        1,051,701
    5,887,231              7.50                       07/20/2026                        5,879,872
 ------------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (cost $60,324,911)                                                                 $ 60,350,886
 ------------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 2.6%
  Federal Home Loan Bank
  $ 1,000,000              6.32%                      02/01/2000                     $  1,000,780
  Federal Home Loan Mortgage Corporation
    1,000,000              6.20                       04/15/2003                          993,750
  Federal National Mortgage Association
    8,000,000              5.75                       04/15/2003                        7,857,520
 ------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $9,907,134)                                                                  $  9,852,050
 ------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 6.8%
  United States Treasury Bond
  $15,000,000              7.88%                      02/15/2021                     $ 17,348,400
  United States Treasury Notes
      151,000              7.25                       08/15/2004                          158,526
    8,000,000              6.50                       10/15/2006                        8,141,280
 ------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (cost $26,688,770)                                                                 $ 25,648,206
 ------------------------------------------------------------------------------------------------

   Principal             Interest                      Maturity
    Amount                 Rate                          Date                              Value

  Commercial Paper - 2.4%
  Georgia Power Co.
  $ 6,000,000              5.85%                      02/01/2000                     $  5,912,447
  The Bank of New York Co., Inc.
    3,000,000              5.90                       02/24/2000                        2,944,896
 ------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER
  (cost $8,857,343)                                                                  $  8,857,343
 ------------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.3%
  State Street Bank & Trust Co.
  $ 1,096,000              5.07%                      11/01/1999                     $  1,096,000
 ------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,096,000)                                                                  $  1,096,000
 ------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $382,583,908)                                                                $372,490,596
 ------------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   October 31, 1999.
 @ This security is issued with a zero-coupon. The interest rate disclosed for this security represents effective yield to maturity.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND

Shareholder Letter

 Dear Shareholder:
 We are pleased to report on the performance of the Commerce Balanced Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 7.60%, based on Net Asset Value (NAV) (assumes fee waivers). The Service Shares had a total return, without sales charge, of 7.38% for the same period based on NAV (assumes fee waivers). This compared to the Lipper Balanced Funds Index 12-month return of 12.57%, the composite of 60% of the Standard and Poor's 500 Index with Income and 40% of the Lehman Brothers Aggregate Bond Index 12-month return of 15.19%, the S&P 500 Stock Index 12-month return of 25.66% and the Lehman Broth-ers Aggregate Bond Index 12-month return of 0.54%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . Since April, we have been cautious on the prospects for
                   the overall market. With high valuation levels and rising interest rates we believed the market had little upside po-tential. The indicators we use to measure the future re-turns of stocks versus bonds pointed in favor of bonds on a risk/reward basis. Therefore, from April until mid-October the equity portion of the Fund's portfolio fell as low as 41% -- well below our 60% long-term target.

                 . Unfortunately, the Fund's overweight position in bonds
                   produced mixed results. Earlier in the year, the Fund's bond holdings posted relatively strong results, as we were well positioned to take advantage of the rally that took place in the non-Treasury market. However, as credit spreads began to widen during the summer, the Fund's per-formance suffered. The reversal in spreads can be partially attributed to the expected increase in fixed-income issu-ance before year-end, as well as liquidity concerns sur-rounding Y2K.

                 . Another deterrent to the Fund's performance was the indi-
                   vidual performance of some stocks in the portfolio. As a whole, value issues performed poorly during the last six months, and roughly 40% of the Fund's equity allocation was concentrated in these securities. The Fund's underweight position in a strong performing technology sector was also a drag on returns. We have recently increased the Fund's exposure in technology to bring it in line with the index weighting.

                 . By mid-October our indicators had an improved outlook for stocks, and we have since increased our equity exposure to 50%. Looking forward in the bond market, we believe many corporate and asset-backed bonds now present compelling values. As a result, we remain overweighted in these sec-tors.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Balanced Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

                                                          COMMERCE BALANCED FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the composite of the Standard & Poor's 500 Index with Income ("S&P 500") (weighted at 60%) and the Lehman Brothers Aggregate Bond Index (weighted at 40%) ("Combined S&P 500 and Lehman Bond Index") and the Lipper Balanced Funds Index) are shown. This per-formance data represents past performance and should not be considered indic-ative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differ-ences in fees and loads.

 Balanced Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 1999.

                                    [CHART]
                   Institutional     Combined S&P 500        Lipper Balanced
                       Shares      and Lehman Bond Index       Funds Index
12/12/94               10,000             10,000                  10,000
10/31/95               12,614             12,577                  12,139
10/31/96               14,442             14,658                  13,900
10/31/97               17,319             17,971                  16,717
10/31/98               18,822             21,107                  18,510
10/31/99               20,252             24,314                  20,837


  Average Annual Total Return through October 31,
   1999                                            Since Inception One Year
  Institutional Shares (commenced December 12,
  1994)                                                     15.52%     7.60%
 ---------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                   11.36%     7.38%
  Including sales charges (maximum sales charge
  3.50%)                                                     9.97%     3.62%
 ---------------------------------------------------------------------------

COMMERCE BALANCED FUND
Statement of Investments
October 31, 1999

  Shares Description                                    Value

  Common Stocks - 48.9%
  Commercial Services - 1.5%
  15,000 Dendrite International, Inc. *           $    470,625
   3,000 Maximus, Inc. *                                69,563
   9,600 Omnicom Group, Inc.                           844,800
   7,100 Paychex, Inc.                                 279,562
   2,000 WPP Group PLC ADR                             219,750
                                                  ------------
                                                     1,884,300
 -------------------------------------------------------------
  Consumer Durables - 3.6%
  34,450 D.R. Horton, Inc.                             406,941
   3,000 Electronic Arts, Inc. *                       242,438
  22,500 Ethan Allen Interiors, Inc.                   800,156
  28,500 Ford Motor Co.                              1,563,937
   9,000 Furniture Brands International, Inc. *        174,375
  38,000 Leggett & Platt, Inc.                         843,125
  12,000 Maytag Corp.                                  480,750
                                                  ------------
                                                     4,511,722
 -------------------------------------------------------------
  Consumer Non-Durables - 1.5%
   4,500 Anheuser-Busch Cos., Inc.                     323,156
  20,000 Jones Apparel Group, Inc. *                   632,500
  10,000 The Clorox Co.                                409,375
  18,700 Tommy Hilfiger Corp. *                        528,275
                                                  ------------
                                                     1,893,306
 -------------------------------------------------------------
  Electronic Technology - 8.1%
   6,000 Altera Corp. *                                291,750
   5,000 Black Box Corp. *                             253,750
   9,800 Cisco Systems, Inc. *                         725,200
   3,500 Comverse Technology, Inc. *                   397,250
  12,500 Electronics for Imaging, Inc. *               503,906
  13,000 EMC Corp. *                                   949,000
  11,500 General Dynamics Corp.                        637,531
   8,600 International Business Machines Corp.         846,025
   7,000 Jabil Circuit, Inc. *                         365,750
  10,000 Linear Technology Corp.                       699,375
   7,000 Litton Industries, Inc. *                     328,562
   4,000 LSI Logic Corp. *                             210,606
   6,500 Motorola, Inc.                                633,344
   5,000 MTI Technology Corp. *                         84,688
   1,500 Nokia OYJ ADR                                 173,344
  17,500 PerkinElmer, Inc.                             714,219
   1,000 QLogic Corp. *                                104,125
   3,000 Sanmina Corp. *                               270,187
   1,500 Sun Microsystems, Inc. *                      158,719
   9,600 Symbol Technologies, Inc.                     381,600
  13,200 Tellabs, Inc. *                               834,900
   8,000 United Technologies Corp.                     484,000
   6,000 Vitesse Semiconductor Corp. *                 275,250
                                                  ------------
                                                    10,323,081
 -------------------------------------------------------------
  Energy Minerals - 2.8%
   8,000 Chevron Corp.                                 730,500
  15,000 Conoco, Inc.                                  411,563
  15,000 Exxon Corp.                                 1,110,937
  10,500 Royal Dutch Petroleum Co. ADR                 629,344
 -------------------------------------------------------------

  Shares Description                                         Value

  Common Stocks - (continued)
  Energy Minerals - (continued)
  10,000 Texaco, Inc.                                  $    613,750
                                                       ------------
                                                          3,496,094
 ------------------------------------------------------------------
  Finance - 7.9%
  18,000 Ace Ltd.                                           349,875
  14,000 Ambac Financial Group, Inc.                        836,500
   5,500 American International Group, Inc.                 566,156
  12,000 Aon Corp.                                          426,000
   9,000 Bank of America Corp.                              579,375
   2,000 Capital One Financial Corp.                        106,000
  13,500 Citigroup, Inc.                                    730,687
   8,000 Comerica, Inc.                                     475,500
   5,000 DST Systems, Inc. *                                318,438
   6,900 Federal National Mortgage Association              488,175
  12,000 Financial Security Assurance Holdings  Ltd.        676,500
   7,600 Franklin Resources, Inc.                           266,000
  10,000 Lincoln National Corp.                             461,250
  10,200 Morgan Stanley Dean Witter & Co.                 1,125,187
   4,000 National Commerce Bancorp.                         100,000
  10,400 Northern Trust Corp.                             1,004,250
   6,000 Protective Life Corp.                              217,125
  10,000 The Bank of New York Co., Inc.                     418,750
   3,200 The Chase Manhattan Corp.                          279,600
  11,500 Wells Fargo Co.                                    550,563
                                                       ------------
                                                          9,975,931
 ------------------------------------------------------------------
  Health Services - 0.7%
  30,400 Lincare Holdings, Inc. *                           855,000
 ------------------------------------------------------------------
  Health Technology - 3.7%
  11,300 Abbott Laboratories                                456,237
   2,000 Allergan, Inc.                                     214,750
   2,000 ArthroCare Corp. *                                 145,000
   4,000 Biogen, Inc. *                                     296,500
  13,500 Biomet, Inc.                                       406,688
   5,000 Guidant Corp.                                      246,875
   6,600 Johnson & Johnson                                  691,350
  14,200 Medtronic, Inc.                                    491,675
   8,000 Pharmacia & Upjohn, Inc.                           431,500
  24,000 Schering-Plough Corp.                            1,188,000
   5,000 Techne Corp. *                                     196,875
                                                       ------------
                                                          4,765,450
 ------------------------------------------------------------------
  Industrial Services - 1.1%
  33,675 Helmerich & Payne, Inc.                            801,886
  22,000 Transocean Offshore, Inc.                          598,125
                                                       ------------
                                                          1,400,011
 ------------------------------------------------------------------
  Non-Energy Minerals - 1.0%
  30,000 AK Steel Holding Corp.                             519,375
   8,995 Louisiana-Pacific Corp.                            114,124
  25,000 USX-U.S. Steel Group, Inc.                         639,062
                                                       ------------
                                                          1,272,561
 ------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Shares Description                                   Value

  Common Stocks - (continued)
  Process Industries - 3.0%
  10,000 Air Products & Chemicals, Inc.           $   275,000
  12,000 Boise Cascade Corp.                          427,500
   6,000 E.I. du Pont de Nemours & Co.                386,625
  10,800 General Electric Co.                       1,464,075
  13,000 International Paper Co.                      684,125
   4,000 Tyco International Ltd.                      159,750
  10,000 Willamette Industries, Inc.                  415,625
                                                  -----------
                                                    3,812,700
 ------------------------------------------------------------
  Producer Manufacturing - 2.3%
  10,700 Danaher Corp.                                516,944
  18,000 Herman Miller, Inc.                          390,375
  12,000 Illinois Tool Works, Inc.                    879,000
   9,000 Ingersoll-Rand Co.                           470,250
   4,000 Johnson Controls, Inc.                       243,000
   6,000 Lexmark International Group, Inc. *          468,375
                                                  -----------
                                                    2,967,944
 ------------------------------------------------------------
  Retail Trade - 3.8%
   8,000 Abercrombie & Fitch Co. *                    218,000
   4,000 American Eagle Outfitters, Inc. *            171,250
   4,000 Bed Bath & Beyond, Inc. *                    133,250
   5,000 Best Buy Co., Inc. *                         277,812
   3,000 Circuit City Stores-Circuit City Group       128,063
   5,318 CVS Corp.                                    231,001
  11,400 Dayton Hudson Corp.                          736,725
   5,000 Express Scripts, Inc. *                      245,625
   5,000 Linens 'n Things, Inc. *                     198,750
  16,500 Lowe's Cos., Inc.                            907,500
   4,000 Tandy Corp.                                  251,750
  17,700 The Gap, Inc.                                657,112
  27,000 The TJX Cos., Inc.                           732,375
                                                  -----------
                                                    4,889,213
 ------------------------------------------------------------
  Technology Services - 3.3%
   9,000 Affiliated Computer Services, Inc. *         342,000
   7,800 BMC Software, Inc. *                         500,663
  24,000 Compuware Corp. *                            667,500
   9,400 Microsoft Corp. *                            870,087
  18,750 Oracle Corp. *                               891,797
   3,000 QRS Corp. *                                  166,875
  35,000 Sterling Software, Inc. *                    767,812
                                                  -----------
                                                    4,206,734
 ------------------------------------------------------------
  Transportation - 0.9%
  10,000 Delta Air Lines, Inc.                        544,375
  36,450 Southwest Airlines Co.                       612,816
                                                  -----------
                                                    1,157,191
 ------------------------------------------------------------
  Utilities - 3.7%
  12,750 AT&T Corp.                                   596,063
  13,500 CenturyTel, Inc.                             545,906
   8,500 Consolidated Edison, Inc.                    324,594
  14,000 Duke Energy Corp.                            791,000
  10,000 Equitable Resources, Inc.                    365,000
  13,000 FPL Group, Inc.                              654,062
 ------------------------------------------------------------

  Shares Description                           Value

  Common Stocks - (continued)
  Utilities - (continued)
   8,000 GTE Corp.                         $  600,000
  12,000 SBC Communications, Inc.             611,250
   2,000 United States Cellular Corp. *       177,000
                                          -----------
                                            4,664,875
 ----------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $48,873,756)                      $62,076,113
 ----------------------------------------------------

  Principal             Interest                      Maturity
   Amount                 Rate                          Date                             Value

  Fixed Income - 50.2%
  Asset-Backed Securities - 16.0%
  Auto - 0.1%
  NationsBank Auto Owner Trust Series 1996-A, Class A4
  $ 115,018               6.63%                      12/15/2000                     $   115,053
 ----------------------------------------------------------------------------------------------
  Commercial - 1.1%
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
    500,000               7.23                       07/17/2013                         478,420
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
    500,000               6.64                       03/18/2011                         463,470
  LB Commercial Conduit Mortgage Trust Series 1999-C1, Class A1
    493,267               6.41                       08/15/2007                         479,983
                                                                                    -----------
                                                                                      1,421,873
 ----------------------------------------------------------------------------------------------
  Credit Card - 4.6%
  American Express Credit Account Master Trust Series 1994-3, Class A
    500,000               7.85                       08/15/2005                         518,125
  American Express Credit Account Master Trust Series 1996-1, Class B
    500,000               6.95                       12/15/2003                         501,560
  Discover Card Master Trust I Series 1993-3, Class A
  1,250,000               6.20                       05/16/2006                       1,223,437
  First USA Credit Card Master Trust Series 1998-2, Class C+
    500,000               6.80                       02/18/2011                         468,672
  First USA Credit Card Master Trust Series 1999-1, Class C+
    500,000               6.42                       10/19/2006                         478,906
  J.C. Penney Master Credit Card Trust Series B, Class A
    180,978               8.95                       10/15/2001                         188,742
  MBNA Master Credit Card Trust Series 1995-C, Class A
    500,000               6.45                       02/15/2008                         492,810
  MBNA Master Credit Card Trust Series 1999-D, Class C+
    500,000               6.95                       11/17/2008                         480,313
  Metris Master Trust Series 1997-1, Class B
    500,000               7.11                       10/20/2005                         499,375
  Standard Credit Card Master Trust Series 1993-2, Class A
    500,000               5.95                       10/07/2004                         485,863
  Standard Credit Card Master Trust Series 1995-1, Class B
    500,000               8.45                       01/07/2007                         525,612
                                                                                    -----------
                                                                                      5,863,415
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Asset-Backed Securities - (continued)
  Home Equity - 4.5%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
  $  500,000              7.63%                      09/18/2021                      $  504,900
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
     325,647              8.92                       01/25/2026                         348,118
  American Business Financial Services, Inc. Series 1996-1, Class A
     331,110              7.95                       09/15/2026                         330,592
  Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
   1,000,000              7.68                       12/25/2029                         974,370
  Corestates Home Equity Trust Series 1993-2, Class A
     200,017              5.10                       03/15/2009                         198,455
  First Plus Home Loan Trust Series 1997-3, Class A5
     500,000              6.86                       10/10/2013                         500,185
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
     472,502              7.50                       03/25/2007                         442,352
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
     472,445              7.50                       03/25/2027                         459,896
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
     482,731              7.14                       12/25/2028                         460,284
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   1,500,000              6.76                       09/20/2026                       1,457,805
                                                                                     ----------
                                                                                      5,676,957
 ----------------------------------------------------------------------------------------------
  Manufactured Housing - 5.7%
  Associates Manufactured Housing Pass-Through
   Series 1996-1, Class A5
     500,000              7.60                       03/15/2027                         498,805
  Green Tree Financial Corp. Series 1993-4, Class A4
     500,000              6.60                       01/15/2019                         498,190
  Green Tree Financial Corp. Series 1993-4, Class A5
     500,000              7.05                       01/15/2019                         486,800
  Green Tree Financial Corp. Series 1994-2, Class A4
     500,000              7.90                       05/15/2019                         510,195
  Green Tree Financial Corp. Series 1996-3, Class A4
   1,000,000              7.10                       05/15/2027                       1,006,030
  Green Tree Financial Corp. Series 1996-4, Class A7
     500,000              7.90                       06/15/2027                         498,395
  Green Tree Financial Corp. Series 1996-5, Class A6
   1,000,000              7.75                       07/15/2027                       1,021,990
  Green Tree Financial Corp. Series 1997-3, Class M1
   1,000,000              7.53                       07/15/2028                         987,720
  Green Tree Financial Corp. Series 1999-1, Class M1
     250,000              6.56                       11/01/2028                         223,515
  Green Tree Home Improvement Loan Trust
   Series 1997-E, Class HEM1
     500,000              7.28                       01/15/2029                         488,280
  Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
     600,000              6.90                       01/15/2021                         593,022
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
     500,000              7.13                       05/15/2027                         494,270
                                                                                     ----------
                                                                                      7,307,212
 ----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (cost $20,783,722)                                 $20,384,510
 ----------------------------------------------------------------------------------------------

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Collateralized Mortgage Obligations - 4.5%
  Asset Securitization Corp. 1995-MD4, Class A1
  $  467,503               7.10%                        08/13/2029                       $  465,601
  Federal Home Loan Mortgage Corp. REMIC PAC
   Series 159, Class H
     958,326               4.50                         09/15/2021                          894,410
  Federal National Mortgage Assn. REMIC
   Series 1993-225, Class NB
     244,076               6.50                         12/25/2022                          242,856
  Federal National Mortgage Assn. Series 1996-68, Class VC
   1,500,000               6.50                         09/18/2010                        1,437,180
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
     333,223               7.35                         07/15/2005                          337,694
  Prudential Home Mortgage Securities Co.
   Series 1993-28, Class M
     399,879               7.38                         08/25/2023                          395,924
  Residential Asset Securitization REMIC Trust
   Series 1997-A1, Class A7
     500,000               7.38                         03/25/2027                          489,515
  Residential Asset Securitization REMIC Trust
   Series 1997-A5, Class A13
     500,000               7.75                         07/25/2027                          504,575
  Residential Funding Mortgage Securities Corp.
   Series 1995-S4, Class A4
     415,852               8.00                         04/25/2010                          420,010
  Residential Funding Mortgage Securities Corp.
   Series 1999-S20, Class A1
     495,021               6.50                         09/25/2014                          480,479
 --------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $5,747,607)                                                                      $5,668,244
 --------------------------------------------------------------------------------------------------
  Corporate Obligations - 16.7%
  Energy - 0.3%
  Phillips Petroleum Co.
  $  500,000               7.00%                        03/30/2029                       $  461,670
 --------------------------------------------------------------------------------------------------
  Financial - 10.4%
  Apache Finance Property Ltd.
     500,000               7.00                         03/15/2009                          484,810
  Bank of America Corp.
     500,000               6.88                         06/01/2003                          498,455
  Chemical Bank
     500,000               6.70                         08/15/2008                          481,800
  Citicorp
     500,000               6.38                         11/15/2008                          470,860
  Donaldson, Lufkin and Jenrette, Inc.
     750,000               6.11                         05/15/2001                          743,888
  EOP Operating LP
     500,000               7.25                         02/15/2018                          446,040
  Equitable Life Assurance Society of the United States+
   2,000,000               7.70                         12/01/2015                        1,997,800
  Ford Motor Company Credit Corp.
     500,000               6.63                         06/30/2003                          496,405
  General Electric Capital Corp.
     500,000               8.30                         09/20/2009                          545,635
  Hanson Overseas BV
     500,000               6.75                         09/15/2005                          487,670
 --------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Financial - (continued)
  Lehman Brothers Holdings, Inc.
  $  750,000              6.63%                      04/01/2004                     $    731,940
  Merrill Lynch & Co., Inc.
     500,000              5.71                       01/15/2002                          491,170
  Metropolitan Life Insurance Co.+
   1,000,000              7.70                       11/01/2015                          995,460
  Morgan Stanley Group, Inc.
     500,000              6.75                       03/04/2003                          498,200
  NationsBank Corp.
     500,000              7.80                       09/15/2016                          510,020
  PNC Bank, N.A.
     500,000              7.88                       04/15/2005                          516,060
  Salomon Smith Barney, Inc.
     500,000              6.63                       06/01/2000                          501,200
  Sanwa Finance Aruba AEC
     750,000              8.35                       07/15/2009                          758,692
  Simon Debartolo Group LP
     500,000              6.75                       06/15/2005                          468,135
  Swiss Bank Corp.
   1,145,000              7.38                       06/15/2017                        1,118,058
                                                                                    ------------
                                                                                      13,242,298
 -----------------------------------------------------------------------------------------------
  Industrial - 4.5%
  Conoco, Inc.
     500,000              6.35                       04/15/2009                          475,210
     500,000              6.95                       04/15/2029                          465,230
  General Motors Acceptance Corp.
   1,250,000              6.15                       04/05/2007                        1,167,450
  Lafarge Corp.
     500,000              6.88                       07/15/2013                          471,331
  Receipts on Corporate Securities Trust CHR-1998-1
     722,141              6.50                       08/01/2018                          672,299
  Receipts on Corporate Securities Trust NSC-1998-1 Class 14+
   1,153,266              6.38                       05/15/2017                        1,048,405
  Service Master Co.
     500,000              7.10                       03/01/2018                          424,560
  St. Paul Companies, Inc.
   1,000,000              6.38                       12/15/2008                          947,944
                                                                                    ------------
                                                                                       5,672,429
 -----------------------------------------------------------------------------------------------
  Utilities - 1.5%
  AT&T Corp.
     500,000              7.12                       01/15/2002                          506,900
     500,000              6.00                       03/15/2009                          462,210
     500,000              6.50                       03/15/2029                          442,300
  GTE Corp.
     500,000              6.84                       04/15/2018                          471,335
                                                                                    ------------
                                                                                       1,882,745
 -----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (cost $22,036,921)                                                                $ 21,259,142
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Mortgage-Backed Pass-Through Obligations - 10.3%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $  555,697              6.00%                      12/01/2013                     $    527,050
   1,293,968              7.00                       05/01/2026                        1,272,941
  Federal National Mortgage Association (FNMA)
     809,411              7.00                       07/01/2009                          808,901
     264,770              6.50                       02/01/2012                          260,280
     536,658              6.00                       12/01/2013                          508,816
     935,328              6.50                       03/01/2024                          904,051
     815,848              6.50                       04/01/2024                          788,566
   1,375,285              6.50                       04/01/2024                        1,329,295
   1,090,480              7.00                       07/01/2028                        1,070,710
   1,427,909              6.50                       11/01/2028                        1,368,108
     928,908              5.82                       12/01/2028                          898,142
     990,948              6.00                       01/01/2029                          923,742
  Government National Mortgage Association (GNMA)
   1,063,832              7.00                       09/15/2023                        1,050,534
     421,207              7.50                       08/20/2025                          420,680
     905,728              7.50                       07/20/2026                          904,596
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (cost $13,150,335)                                                                $ 13,036,412
 -----------------------------------------------------------------------------------------------
  U.S. Treasury Obligation - 2.7%
  United States Treasury Bond
  $3,000,000              7.88%                      02/15/2021                     $  3,469,680
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (cost $3,553,125)                                                                 $  3,469,680
 -----------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME
  (cost $65,271,710)                                                                $ 63,817,988
 -----------------------------------------------------------------------------------------------
  Repurchase Agreement - 1.5%
  State Street Bank & Trust Co.
  $1,874,000              5.07%                      11/01/1999                     $  1,874,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,874,000)                                                                 $  1,874,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $116,019,466)                                                               $127,768,101
 -----------------------------------------------------------------------------------------------

 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under
   Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the board of Trustees.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH AND INCOME FUND

Shareholder Letter

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Growth and Income Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 0.29%, based on Net Asset Value (NAV). The Service Shares had a total re-turn, without sales charge, of 0.02% for the same period based on NAV. This compared to the Lipper Growth and Income Funds Index 12-month return of 16.03% and the Russell 1000 Value Index 12-month return of 16.52%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or U.S. government or by its agen-cies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . In our last report to shareholders, we pointed out that
                   investor sentiment appeared to be shifting, as value stocks were starting to outperform their growth counterparts. How-ever, this trend was short lived, as value stocks renewed their underperformance relative to growth stocks over the past six months. In addition, a narrowing of the market's rally continued over this period. This hampered the perfor-mance of more diversified mutual funds such as the Growth and Income Fund.

                 . The Fund's results relative to the Russell 1000 Value In-
                   dex improved somewhat over the past six months, although its total return failed to match that of the Index. We at-tribute these results to some of the changes implemented in the early part of 1999. Those included a focus on somewhat larger capitalization companies and concentrating on firms with better near-term prospects. These changes have in no way compromised our commitment to our value mandate.

                 . Taking a closer look at the Fund's portfolio, its over-
                   weight position in the energy sector generated mixed re-sults. After a strong start in 1999, the energy sector has languished most recently, despite higher oil and gas pric-es. We remain overweight in this important group, and an-ticipate better results going forward should investors realize that energy prices will likely hold up at current levels. On the other hand, we reduced our overweight posi-tion in the financial sector. This proved beneficial, as financial stocks significantly underperformed the value in-dex over the past six months. We are now in the process of searching for selective bargains in this area.

                 . Looking ahead, we expect to see a continuation of strong economic growth in the United States and increasing rates of growth in the rest of the world. We believe this could continue to support solid earnings in many of the more eco-nomically sensitive sectors held by the Fund. These would include the energy, metal, and paper sectors.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Growth and Income Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

                                                 COMMERCE GROWTH AND INCOME FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on March 3, 1997 in the Institutional Shares and the Service Shares (with the maximum sales charge of 3.50%). For comparative purposes, the performance of the Fund's benchmarks (the Standard & Poor's 500 Index with Income ("S&P 500"), the Russell 1000 Value Index ("Russell 1000") and the Lipper Growth & Income Funds Index) are shown. This performance data rep-resents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 Growth and Income Fund's Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested March 3, 1997 to October 31, 1999.

                                    [CHART]
         Institutional   S&P 500  Lipper Growth     Service w/   Russell
           Shares                 & Income Index   sales Charge   1000

  3/3/97   10,000        10,000      10,000            9,650     10,000
10/31/97   12,200        11,760      11,529           11,755     11,760
10/31/98   12,265        14,276      12,618           11,790     13,504
10/31/99   12,300        17,940      14,641           11,378     15,735

  Average Annual Total Return through October
  31, 1999                                        Since Inception One Year
  Institutional Shares (commenced March 3, 1997)            8.07%     0.29 %
 ---------------------------------------------------------------------------
  Service Shares (commenced March 3, 1997)
  Excluding sales charges                                   7.81%     0.02 %
  Including sales charges (maximum sales charge
  3.50%)                                                    6.39%    (3.49)%
 ---------------------------------------------------------------------------

COMMERCE GROWTH AND INCOME FUND
Statement of Investments
October 31, 1999

   Shares  Description                                       Value

  Common Stocks - 98.5%
  Consumer Durables - 3.4%
    23,000 Ford Motor Co.                               $ 1,262,125
    18,000 General Motors Corp.                           1,264,500
                                                        -----------
                                                          2,526,625
 ------------------------------------------------------------------
  Consumer Non-Durables - 1.4%
    15,000 Anheuser-Busch Cos., Inc.                      1,077,187
 ------------------------------------------------------------------
  Electronic Technology - 11.4%
    33,500 General Dynamics Corp.                         1,857,156
    14,000 International Business Machines Corp.          1,377,250
    25,000 Litton Industries, Inc.*                       1,173,438
    20,250 Motorola, Inc.                                 1,973,109
    55,000 PerkinElmer, Inc.                              2,244,688
                                                        -----------
                                                          8,625,641
 ------------------------------------------------------------------
  Energy Minerals - 12.6%
    18,500 Chevron Corp.                                  1,689,281
    51,000 Conoco, Inc.                                   1,399,313
    43,850 Devon Energy Corp.                             1,704,669
    20,600 Exxon Corp.                                    1,525,687
    70,000 Imperial Oil Ltd.                              1,636,250
    25,250 Texaco, Inc.                                   1,549,719
                                                        -----------
                                                          9,504,919
 ------------------------------------------------------------------
  Finance - 23.4%
    58,000 Ace Ltd.                                       1,127,375
    42,000 Ambac Financial Group, Inc.                    2,509,500
    16,000 American International Group, Inc.             1,647,000
    32,000 Aon Corp.                                      1,136,000
    26,987 Bank of America Corp.                          1,737,288
    37,000 Citigroup, Inc.                                2,002,625
    14,000 Comerica, Inc.                                   832,125
    20,300 Federal National Mortgage Association          1,436,225
    34,500 Financial Security Assurance Holdings Ltd.     1,944,938
    25,000 Lincoln National Corp.                         1,153,125
    30,000 The Bank of New York Co., Inc.                 1,256,250
    10,000 The Chase Manhattan Corp.                        873,750
                                                        -----------
                                                         17,656,201
 ------------------------------------------------------------------
  Health Technology - 2.0%
    28,000 Pharmacia & Upjohn, Inc.                       1,510,250
 ------------------------------------------------------------------
  Industrial Services - 4.3%
    65,000 Helmerich & Payne, Inc.                        1,547,813
    63,000 Transocean Offshore, Inc.                      1,712,812
                                                        -----------
                                                          3,260,625
 ------------------------------------------------------------------
  Non-Energy Minerals - 4.0%
    50,000 AK Steel Holding Corp.                           865,625
    26,890 Louisiana-Pacific Corp.                          341,167
    69,800 USX-U.S. Steel Group, Inc.                     1,784,262
                                                        -----------
                                                          2,991,054
 ------------------------------------------------------------------

   Shares   Description                           Value

  Common Stocks - (continued)
  Process Industries - 9.7%
     31,000 Air Products & Chemicals, Inc.   $   852,500
     40,000 Boise Cascade Corp.                1,425,000
     21,500 E.I. du Pont de Nemours & Co.      1,385,406
     45,000 International Paper Co.            2,368,125
     32,000 Willamette Industries, Inc.        1,330,000
                                             -----------
                                               7,361,031
 -------------------------------------------------------
  Producer Manufacturing - 2.9%
     26,000 Ingersoll-Rand Co.                 1,358,500
     14,100 Johnson Controls, Inc.               856,575
                                             -----------
                                               2,215,075
 -------------------------------------------------------
  Technology Services - 2.9%
    100,000 Sterling Software, Inc. *          2,193,750
 -------------------------------------------------------
  Transportation - 1.2%
     17,000 Delta Air Lines, Inc.                925,438
 -------------------------------------------------------
  Utilities - 19.3%
     34,000 AT&T Corp.                         1,589,500
     33,000 BellSouth Corp.                    1,485,000
     31,000 CenturyTel, Inc.                   1,253,563
     28,700 Consolidated Edison, Inc.          1,095,981
     37,500 Duke Energy Corp.                  2,118,750
     28,000 Equitable Resources, Inc.          1,022,000
     42,000 FPL Group, Inc.                    2,113,125
     28,000 GTE Corp.                          2,100,000
     35,000 SBC Communications, Inc.           1,782,812
                                             -----------
                                              14,560,731
 -------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $71,449,312)                         $74,408,527
 -------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Repurchase Agreement - 1.5%
  State Street Bank and Trust Co.
  $1,158,000              5.07%                      11/01/1999                     $ 1,158,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,158,000)                                                                 $ 1,158,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $72,607,312)                                                                $75,566,527
 ----------------------------------------------------------------------------------------------

 * Non-income producing security.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE GROWTH FUND
Shareholder Letter

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Growth Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 18.24%, based on Net Asset Value (NAV). The Service Shares had a total re-turn, without sales charge, of 17.97% for the same period based on NAV. This compared to the Lipper Growth Funds In-dex 12-month return of 29.32% and the Standard & Poor's 500 Index 12-month return of 25.66%. Past performance is no guarantee of future results. (The Fund's NAV is not guaran-teed by the FDIC or U.S. government or by its agencies, in-strumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . While the Fund generated strong absolute returns during
                   the last 12 months, its performance lagged the returns of its benchmarks. This can be largely attributed to several strategic allocations employed during the last six months.

                 . For example, in the spring we began to reduce our technol-
                   ogy weighting below that of the Standard & Poor's 500 In-dex. With high overall valuation levels and rising interest rates we believed the stock market had little upside poten-tial. In particular, we felt technology stock prices had moved ahead of their strong fundamental outlook and were vulnerable to a decline. However, while stock prices in general experienced declines over the summer, technology stocks continued to move higher. In October, we increased our technology weighting by adding several new companies to the Fund's portfolio. Currently, approximately 25% of Fund assets are invested in technology related stocks.

                 . In the retail and consumer durable sectors, we expected to see a continuation of strong results. Historically, consum-ers have been the driving force behind sustainable economic growth, and this activity typically benefits the retail and consumer durable sectors. As a result, we targeted compa-nies with reasonable valuation levels that exhibited above-average growth prospects. In early August, investors anticipated that the Federal Reserve would raise interest rates high enough to dramatically slow consumer spending. Several issues held in the Fund declined sharply in a mat-ter of weeks, based on a change in perception, not deterio-rating fundamentals.

                 . Our slight overweighting in the health sector also nega-
                   tively affected Fund performance, as we saw negative polit-ical intervention in the healthcare industry send healthcare stock prices downward. We have recently seen a reversal of fortune in this sector, thanks in part to the interest in Warner Lambert by several suitors. This poten-tial merger and acquisition activity helped to send the stocks of many healthcare companies upward.

                 . Looking ahead, we believe the Fund is well positioned to provide the potential for strong long-term results. The Fund's portfolio is currently well diversified in a group of companies whose earnings are growing far in excess of the Standard & Poor's 500 Index average.
                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Growth Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

COMMERCE GROWTH FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Standard & Poor's 500 Index with Income ("S&P 500") and the Lipper Growth Funds Index) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their origi-nal cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and loads.

 Growth Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 1999.

                                    [CHART]
                Institutional       S&P 500       Lipper Growth
                   Shares            Funds         Funds Index
12/12/94           10,000           10,000            10,000
10/31/95           13,806           13,306            13,269
10/31/96           17,050           16,511            15,522
10/31/97           21,845           21,815            19,927
10/31/98           25,205           26,612            22,693
10/31/99           29,802           33,441            29,347


  Average Annual Total Return through October 31,
  1999                                                Since Inception One Year
  Institutional Shares (commenced December 12, 1994)           25.02%   18.24%
 -----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                      19.69%   17.97%
  Including sales charges (maximum sales charge
  3.50%)                                                       18.20%   13.85%
 -----------------------------------------------------------------------------

                                                            COMMERCE GROWTH FUND
Statement of Investments
October 31, 1999

  Shares  Description                                 Value
  Common Stocks - 95.1%
  Commercial Services - 2.5%
  132,000 Omnicom Group, Inc.                     $ 11,616,000
 -----------------------------------------------------------------
  Consumer Durables - 9.7%
  455,800 D.R. Horton, Inc.                          5,384,138
  294,900 Ethan Allen Interiors, Inc.               10,487,381
  175,900 Ford Motor Co.                             9,652,513
  546,200 Leggett & Platt, Inc.                     12,118,812
  175,700 Maytag Corp.                               7,038,981
                                                  ------------
                                                    44,681,825
 -----------------------------------------------------------------
  Consumer Non-Durables - 4.6%
  208,600 Jones Apparel Group, Inc.*                 6,596,975
  193,800 The Clorox Co.                             7,933,687
  239,300 Tommy Hilfiger Corp.*                      6,760,225
                                                  ------------
                                                    21,290,887
 -----------------------------------------------------------------
  Electronic Technology - 15.1%
  128,600 Cisco Systems, Inc.*                       9,516,400
   25,000 Comverse Technology, Inc.*                 2,837,500
  116,200 Electronics for Imaging, Inc.*             4,684,312
  169,800 EMC Corp.*                                12,395,400
   55,000 International Business Machines Corp.      5,410,625
   63,700 Jabil Circuit, Inc.*                       3,328,325
  122,900 Linear Technology Corp.                    8,595,319
   23,000 Nokia OYJ ADR                              2,657,938
   22,800 Sun Microsystems, Inc.*                    2,412,525
  172,500 Tellabs, Inc.*                            10,910,625
  113,100 United Technologies Corp.                  6,842,550
                                                  ------------
                                                    69,591,519
 -----------------------------------------------------------------
  Energy Minerals - 4.8%
  145,500 Exxon Corp.                               10,776,094
  189,000 Royal Dutch Petroleum Co. ADR             11,328,187
                                                  ------------
                                                    22,104,281
 -----------------------------------------------------------------
  Finance - 10.3%
  105,900 American International Group, Inc.        10,901,081
  131,900 Federal National Mortgage Association      9,331,925
  136,000 Franklin Resources, Inc.                   4,760,000
   78,300 Morgan Stanley Dean Witter & Co.           8,637,469
   84,000 Northern Trust Corp.                       8,111,250
  115,800 Wells Fargo Co.                            5,543,925
                                                  ------------
                                                    47,285,650
 -----------------------------------------------------------------
  Health Services - 3.7%
  167,900 Cardinal Health, Inc.                      7,240,688
  345,000 Lincare Holdings, Inc.*                    9,703,125
                                                  ------------
                                                    16,943,813
 -----------------------------------------------------------------

  Shares  Description                     Value
  Common Stocks - (continued)
  Health Technology - 9.7%
  169,100 Abbott Laboratories         $  6,827,412
  212,500 Biomet, Inc.                   6,401,563
   91,700 Johnson & Johnson              9,605,575
  255,800 Medtronic, Inc.                8,857,075
  261,000 Schering-Plough Corp.         12,919,500
                                      ------------
                                        44,611,125
 -----------------------------------------------------
  Process Industries - 5.3%
  166,000 General Electric Co.          22,503,375
   51,000 Tyco International Ltd.        2,036,812
                                      ------------
                                        24,540,187
 -----------------------------------------------------
  Producer Manufacturing - 9.4%
  173,100 Danaher Corp.                  8,362,894
  389,600 Herman Miller, Inc.            8,449,450
  155,400 Illinois Tool Works, Inc.     11,383,050
  164,400 Ingersoll-Rand Co.             8,589,900
  103,700 Johnson Controls, Inc.         6,299,775
                                      ------------
                                        43,085,069
 -----------------------------------------------------
  Retail Trade - 7.6%
  148,400 Dayton Hudson Corp.            9,590,350
  179,000 Lowe's Cos., Inc.              9,845,000
  209,800 The Gap, Inc.                  7,788,825
  293,900 The TJX Cos., Inc.             7,972,037
                                      ------------
                                        35,196,212
 -----------------------------------------------------
  Technology Services - 8.1%
   72,800 BMC Software, Inc.*            4,672,850
  318,900 Compuware Corp.*               8,869,406
  122,100 Microsoft Corp.*              11,301,881
  260,800 Oracle Corp.*                 12,404,300
                                      ------------
                                        37,248,437
 -----------------------------------------------------
  Transportation - 1.4%
  385,650 Southwest Airlines Co.         6,483,741
 -----------------------------------------------------
  Utilities - 2.9%
  131,500 AT&T Corp.                     6,147,625
  173,400 CenturyTel, Inc.               7,011,863
                                      ------------
                                        13,159,488
 -----------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $324,440,999)                 $437,838,234
 -----------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND
Statement of Investments (continued)
October 31, 1999

   Principal            Interest                     Maturity
    Amount                Rate                         Date                            Value
  Repurchase Agreement - 5.6%
  State Street Bank & Trust Co.
  $25,595,000               5.07%                   11/01/1999                   $ 25,595,000
 --------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $25,595,000)                                                             $ 25,595,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $350,035,999)                                                            $463,433,234
 --------------------------------------------------------------------------------------------

 * Non-income producing security.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE MIDCAP FUND
Shareholder Letter

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce MidCap Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 28.96%, based on Net Asset Value (NAV). The Service Shares had a total re-turn, without sales charge, of 28.63% for the same period based on NAV. This compared to the Lipper Mid-Cap Funds In-dex 12-month return of 35.88% and the Standard & Poor's Mid Cap 400 Index with Income 12-month return of 21.08%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . For much of the last year, investors focused their atten-
                   tion, and dollars, on larger- capitalization growth stocks. However, during part of the second quarter of 1999 the mar-ket's rally broadened, and small- and mid-cap stocks outperformed their larger-cap counterparts. Unfortunately, this trend was short lived, and during the fiscal year ended October 31, 1999, mid-cap issues underperformed larg-er-cap stocks. Yet, we were encouraged to see that the dis-parity in returns between mid- and large-cap issues was less than we experienced in recent years.

                 . In the rising interest rate environment that we've been
                   subject to in recent months, few sectors of the stock mar-ket have generated strong results. Two notable exceptions were energy and technology stocks. The Fund benefited from its exposure to several technology companies that posted outstanding returns.

                 . Despite the strong absolute returns from mid-cap stocks
                   over the last year, these securities continue to present very attractive relative valuations versus their larger-cap counterparts. Now that the market appears to have dis-counted the rise in interest rates, we believe that in-vestor preference may again broaden and focus on small- to mid-sized companies.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   MidCap Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

COMMERCE MIDCAP FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on December 12, 1994 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Standard & Poor's Mid Cap 400 Index with Income ("S&P Mid Cap 400") and the Lipper Mid Cap Funds Index) are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the In-stitutional Shares due to the differences in fees and loads.

 MidCap Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 1999.

                                    [CHART]
                  Institutional      S&P Mid Cap 400      Lipper Mid Cap
                      Shares                               Funds Index
12/12/94              10,000              10,000              10,000
  Oct/95              14,056              13,116              13,535
  Oct/96              15,999              15,392              15,890
  Oct/97              19,019              20,423              19,181
  Oct/98              19,772              21,791              18,623
  Oct/99              25,498              26,385              25,305


  Average Annual Total Return through October 31,
  1999                                                Since Inception One Year
  Institutional Shares (commenced December 12, 1994)           21.09%   28.96%
 -----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                      16.32%   28.63%
  Including sales charges (maximum sales charge
  3.50%)                                                       14.86%   24.11%
 -----------------------------------------------------------------------------

                                                            COMMERCE MIDCAP FUND
Statement of Investments
October 31, 1999

  Shares Description                                       Value

  Common Stocks - 97.3%
  Commercial Services - 9.6%
  54,600 Concord EFS, Inc.*                         $  1,477,613
  75,600 Dendrite International, Inc.*                 2,371,950
  65,800 Maximus, Inc.*                                1,525,737
  50,700 Navigant Consulting, Inc.*                    1,448,119
  23,500 Omnicom Group, Inc.                           2,068,000
  28,112 Paychex, Inc.                                 1,106,910
  60,750 The Profit Recovery Group International*      2,502,141
  14,700 WPP Group PLC ADR                             1,615,162
                                                    ------------
                                                      14,115,632
 ---------------------------------------------------------------
  Consumer Durables - 2.6%
  18,500 Electronic Arts, Inc.*                        1,495,031
  48,600 Furniture Brands International, Inc.*           941,625
  35,300 JAKKS Pacific, Inc.*                          1,447,300
                                                    ------------
                                                       3,883,956
 ---------------------------------------------------------------
  Consumer Non-Durables - 1.0%
  47,800 Jones Apparel Group, Inc.*                    1,511,675
 ---------------------------------------------------------------
  Consumer Services - 3.1%
  58,800 Brinker International, Inc.*                  1,370,775
  50,200 CEC Entertainment, Inc.*                      1,609,538
  38,000 The New York Times Co.                        1,529,500
                                                    ------------
                                                       4,509,813
 ---------------------------------------------------------------
  Electronic Technology - 22.2%
  46,300 ADC Telecommunications, Inc.*                 2,207,931
  44,000 Altera Corp.*                                 2,139,500
  26,300 ANTEC Corp.*                                  1,275,550
  27,500 Black Box Corp.*                              1,395,625
  16,500 Comverse Technology, Inc.*                    1,872,750
  39,300 Cymer, Inc.*                                  1,451,644
  40,300 Electronics for Imaging, Inc.*                1,624,594
  23,600 KLA-Tencor Corp.*                             1,868,825
  26,100 Lam Research Corp.*                           2,203,819
  30,900 LSI Logic Corp.*                              1,643,494
  14,600 Maxim Integrated Products, Inc.*              1,152,488
  83,100 MTI Technology Corp.*                         1,407,506
  56,900 PerkinElmer, Inc.                             2,322,231
   7,100 QLogic Corp.*                                   739,288
   9,200 QUALCOMM, Inc.*                               2,049,300
  17,300 Sanmina Corp.*                                1,558,081
  15,000 SDL, Inc.*                                    1,849,687
  56,175 Symbol Technologies, Inc.                     2,232,956
  38,200 Vitesse Semiconductor Corp.*                  1,752,425
                                                    ------------
                                                      32,747,694
 ---------------------------------------------------------------
  Energy Minerals - 1.6%
  20,700 Amerada Hess Corp.                            1,187,663
  31,500 Apache Corp.                                  1,228,500
                                                    ------------
                                                       2,416,163
 ---------------------------------------------------------------

  Shares Description                                     Value

  Common Stocks - (continued)
  Finance - 8.7%
  33,500 Capital One Financial Corp.              $  1,775,500
  20,100 DST Systems, Inc.*                          1,280,119
  73,900 Federated Investors, Inc. Class B           1,274,775
  64,300 Firstar Corp.                               1,888,812
  34,500 Hartford Life, Inc.                         1,802,625
  82,800 National Commerce Bancorp.                  2,070,000
  21,000 Northern Trust Corp.                        2,027,812
  18,600 Protective Life Corp.                         673,088
                                                  ------------
                                                    12,792,731
 -------------------------------------------------------------
  Health Services - 1.5%
  19,050 Cardinal Health, Inc.                         821,531
  38,400 Syncor International Corp.*                 1,406,400
                                                  ------------
                                                     2,227,931
 -------------------------------------------------------------
  Health Technology - 8.4%
  21,000 Allergan, Inc.                              2,254,875
  28,900 ArthroCare Corp.*                           2,095,250
  29,500 Biogen, Inc.*                               2,186,687
  24,500 Guidant Corp.                               1,209,688
  12,600 IDEC Pharmaceuticals Corp.*                 1,463,963
  13,600 MedImmune, Inc.*                            1,523,200
  39,500 Techne Corp.*                               1,555,312
                                                  ------------
                                                    12,288,975
 -------------------------------------------------------------
  Industrial Services - 3.7%
  29,000 Jacobs Engineering Group, Inc.*             1,029,500
  68,100 Nabors Industries, Inc.*                    1,545,019
  94,400 Tetra Tech, Inc.*                           1,498,600
  51,700 Transocean Offshore, Inc.                   1,405,594
                                                  ------------
                                                     5,478,713
 -------------------------------------------------------------
  Process Industries - 1.2%
  56,100 Anixter International, Inc.*                1,171,087
  20,500 Millipore Corp.                               653,438
                                                  ------------
                                                     1,824,525
 -------------------------------------------------------------
  Producer Manufacturing - 5.6%
  29,875 Astec Industries, Inc.*                       700,195
  32,800 Danaher Corp.                               1,584,650
  29,000 Ingersoll-Rand Co.                          1,515,250
  20,800 Lexmark International Group, Inc.*          1,623,700
  39,200 Navistar International Corp.*               1,634,150
  35,700 SPS Technologies, Inc.*                     1,106,700
                                                  ------------
                                                     8,164,645
 -------------------------------------------------------------
  Retail Trade - 11.5%
  52,900 Abercrombie & Fitch Co.*                    1,441,525
  43,700 American Eagle Outfitters, Inc.*            1,870,906
  47,500 Bed Bath & Beyond, Inc.*                    1,582,344
  37,000 Best Buy Co., Inc.*                         2,055,812
  34,700 Circuit City Stores-Circuit City Group      1,481,256
 -------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP FUND
Statement of Investments (continued)
October 31, 1999

  Shares Description                                          Value

  Common Stocks - (continued)
  Retail Trade - (continued)
  36,012 Cost Plus, Inc.*                               $  1,314,438
  31,384 CVS Corp.                                         1,363,243
  36,350 Dollar Tree Stores, Inc.*                         1,583,497
  34,200 Express Scripts, Inc.*                            1,680,075
  28,300 Linens 'n Things, Inc.*                           1,124,925
  23,200 Tandy Corp.                                       1,460,150
                                                        ------------
                                                          16,958,171
 -------------------------------------------------------------------
  Technology Services - 15.1%
  44,000 Adobe Systems, Inc.                               3,077,250
  39,600 Affiliated Computer Services, Inc.*               1,504,800
  34,500 BMC Software, Inc.*                               2,214,469
  32,100 Check Point Software Technologies Ltd.*           3,713,569
  39,800 Citrix Systems, Inc.*                             2,552,175
  22,400 Compuware Corp.*                                    623,000
  84,200 Harbinger Corp.*                                  1,341,937
  43,200 Jack Henry & Associates, Inc.                     1,571,400
  45,000 Legato Systems, Inc.*                             2,418,750
  39,600 QRS Corp.*                                        2,202,750
  15,300 Verity, Inc.*                                     1,053,787
                                                        ------------
                                                          22,273,887
 -------------------------------------------------------------------
  Utilities - 1.5%
  24,500 United States Cellular Corp.*                     2,168,250
 -------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $109,883,633)                                   $143,362,761
 -------------------------------------------------------------------
  Other - 2.7%
  52,000 Mid-Cap Standard & Poor's Depository Receipt   $  3,916,250
 -------------------------------------------------------------------
  TOTAL OTHER
  (cost $3,916,250)                                     $  3,916,250
 -------------------------------------------------------------------

  Principal  Interest    Maturity
    Amount     Rate        Date          Value

  Repurchase Agreement - 2.3%
  State Street Bank & Trust Co.
  $3,361,000   5.07%    11/01/1999 $  3,361,000
 ----------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $3,361,000)                $  3,361,000
 ----------------------------------------------
  TOTAL INVESTMENTS
  (cost $117,017,181)              $150,640,011
 ----------------------------------------------

 *Non-income producing security.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND
Shareholder Letter

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce International Equity Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of 19.58%, based on Net Asset Value (NAV) (assumes expense waivers). The Serv-ice Shares had a total return, without sales charge, of 19.39% for the same period based on NAV (assumes expense waivers). This compared to the Lipper International Equity Funds Index 12-month return of 23.04% and Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE") 12-month return of 23.37%. Past performance is no guarantee of future results. (The Fund's NAV is not guaran-teed by the FDIC or U.S. government or by its agencies, in-strumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . Many international stock markets have generated strong re-
                   turns thus far in 1999, following last year's Asian cur-rency crisis. For example, Asian markets have rebounded dramatically, aided by meaningful banking reforms, corpo-rate restructuring and a positive interest rate environ-ment. In Japan, the unexpected strength of its domestic economy has led to outstanding returns. And despite Brazil's currency devaluation in January, most Latin Ameri-can markets have performed admirably. However, after a strong start to the year, most European markets have fal-tered. Lackluster economic growth, the war in Bosnia and rising U.S. interest rates were some of the culprits.

                 . The Fund's relative performance during the past year suf-
                   fered from country weightings. For example, the Fund's un-derweight position in Japan relative to the EAFE Index, and its small exposure to the emerging markets of Latin Ameri-ca, detracted from performance. In addition, the Fund's ap-proximately 65% weighting in Europe, including the United Kingdom, has been a drag on returns. Finally, while indi-vidual issue selection has added value, our "Growth at a Reasonable Price" style has been somewhat out of favor, as the cyclical stocks in the European markets have been the strongest performers this year.

                 . Looking ahead, many European economies have begun to show signs of strength, and we expect that further economic growth will help European markets and the euro to gain strength as we move into next year. Outside of Europe, we believe that many other international economies are poised for further improvement, which could lead to overall strengthening in international equity markets. Addition-ally, the combination of a regional and an international approach to the portfolio should allow us to add value, as cross-border merger and acquisition activity accelerates on a global basis.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   International Equity Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

                   Sincerely,

                   International Equity Fund Team
                   Rowe Price-Fleming International, Inc.

COMMERCE INTERNATIONAL EQUITY FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on January 1, 1995 in the Institutional Shares. For comparative purposes, the performance of the Fund's benchmarks (the Morgan Stanley Capi-tal International Europe, Australia and Far East Index ("Morgan Stanley EAFE") and the Lipper International ("Int'l") Funds Index) are shown. This performance data represents past performance and should not be considered in-dicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to the dif-ferences in fees and loads.

 International Equity Fund's-Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested January 1, 1995(a) to October 31, 1999.

                                    [GRAPH]
                   Institutional       Morgan Stanley        Lipper Int'l
                       Shares                EAFE            Funds Index
  1/1/95               10,000               10,000              10,000
10/31/95               10,264               10,428              10,584
10/31/96               11,628               11,551              11,920
10/31/97               12,459               12,118              13,513
10/31/98               13,352               13,324              14,140
10/31/99               15,966               16,438              17,398


  Average Annual Total Return through October 31,
  1999                                                Since Inception One Year
  Institutional Shares (commenced December 12, 1994)           10.28%   19.58%
 -----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                                       9.63%   19.39%
  Including sales charges (maximum sales charge
  3.50%)                                                        8.25%   15.21%
 -----------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's inception.

                                             COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments
October 31, 1999

  Shares  Description                                                     Value
  Common Stocks - 92.3%
  Argentine Peso - 0.2%
    3,737 Banco de Galicia y Buenos Aires SA de CV ADR Class B
           (Banks)                                                  $     78,944
    3,794 Banco Frances SA ADR (Financial Services)                       82,994
    5,310 Telefonica de Argentina SA ADR Class B (Utilities)             136,069
                                                                    ------------
                                                                         298,007
 -------------------------------------------------------------------------------
  Australian Dollar - 1.9%
    7,000 Brambles Industries Ltd. (Transportation/Storage)              196,858
   14,219 Broken Hill Proprietary Co. Ltd. (Mining-
           Metals/Minerals)                                              146,956
   76,820 Colonial Ltd. (Financial Services)                             282,661
   21,028 Commonwealth Bank of Australia (Financial Services)            344,626
   12,416 Lend Lease Corp. Ltd. (Financial Services)                     142,859
   37,000 Publishing & Broadcasting Ltd. (Media)                         219,433
   26,000 TABCORP Holdings Ltd. (Recreational Services)                  164,807
   74,765 Telstra Corp. Ltd. (Utilities)                                 380,324
   19,000 Telstra Corp. Ltd.* (Utilities)                                 60,945
   30,539 The News Corp. Ltd. (Media)                                    220,843
   51,302 Westpac Banking Corp. (Banks)                                  329,181
                                                                    ------------
                                                                       2,489,493
 -------------------------------------------------------------------------------
  Brazilian Real - 1.2%
    6,351 Companhia Brasileira de Distribuicao Grupo Pao de
           Acucar ADR (Utilities)                                        138,928
    7,053 Companhia Energetica de Minas Gerais ADR (Non-Voting)
           (Utilities)                                                   100,806
      611 Companhia Energetica de Minas Gerais ADR+ (Utilities)            8,733
   14,977 Telecomunicacoes Brasileiras SA ADR
           (Telecommunications)                                        1,166,334
   14,845 Telecomunicacoes Brasileiras SA (Residual Value) ADR
           (Telecommunications)                                              696
    4,700 Uniao de Bancos Brasileiros SA GDR (Financial Services)        108,688
                                                                    ------------
                                                                       1,524,185
 -------------------------------------------------------------------------------
  British Pound Sterling - 16.7%
   36,000 Abbey National PLC (Insurance)                                 702,763
   38,000 BG PLC (Gas Distribution & Pipeline)                           211,052
   66,000 BP Amoco PLC (Oil & Gas)                                       640,946
   74,000 Cable & Wireless PLC (Telecommunications)                      863,337
  129,488 Cadbury Schweppes PLC (Food Products)                          842,587
 -------------------------------------------------------------------------------

  Shares  Description                                               Value
  Common Stocks - (continued)
  British Pound Sterling - (continued)
   36,600 Caradon PLC (Building Materials & Construction)      $     85,316
   32,400 Centrica PLC (Energy)                                      94,101
   97,000 Compass Group PLC (Food Products)                       1,036,037
   35,000 David S. Smith Holdings PLC (Paper & Forest
           Products)                                                109,848
  143,776 Diageo PLC (Beverages/Tobacco)                          1,462,403
   26,000 Electrocomponents PLC (Electronics)                       232,841
   10,000 GKN PLC (Industrial Machinery)                            160,869
   61,000 Glaxo Wellcome PLC (Pharmaceuticals)                    1,800,223
   21,000 Hays PLC (Diversified Holding Companies)                  238,790
   50,000 Hilton Group PLC (Recreational Services)                  152,817
   11,000 John Laing PLC (Non-Voting) (Household Durables)           52,057
  140,000 Kingfisher PLC (Retail Trade)                           1,532,119
  129,400 National Westminster Bank PLC (Banks)                   2,921,536
   25,500 Rank Group PLC (Commercial Services)                       79,403
  158,045 Reed International PLC (Publishing)                       927,127
   40,000 Rio Tinto PLC (Mining-Metals/Minerals)                    682,914
   38,000 Safeway PLC (Retail Trade)                                119,888
  269,500 Shell Transport & Trading Co. PLC (Oil & Gas)           2,063,644
  148,800 SmithKline Beecham PLC (Health & Medical Services)      1,919,388
  203,000 Tesco PLC (Food Products)                                 602,927
  103,980 Tomkins PLC (Diversified Holding Companies)               351,869
   63,571 Unilever PLC (Consumer Products)                          590,198
   44,000 United News & Media PLC (Publishing)                      421,875
  114,500 Vodafone AirTouch PLC (Telecommunications)                533,395
                                                               ------------
                                                                 21,432,270
 --------------------------------------------------------------------------
  Canadian Dollar - 0.3%
    5,410 Alcan Aluminum Ltd. (Mining-Metals/Minerals)              177,344
    2,260 Nortel Networks Corp. (Telecommunications)                139,033
    1,950 Royal Bank of Canada (Financial Services)                  84,060
                                                               ------------
                                                                    400,437
 --------------------------------------------------------------------------
  Chilean Peso - 0.0%
    2,440 Chilectra SA ADR+ (Utilities)                              43,390
 --------------------------------------------------------------------------
  Chinese Yuan - 0.1%
   12,900 Huaneng Power International, Inc. ADR (Energy)            156,412
 --------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
October 31, 1999

  Shares  Description                                             Value

  Common Stocks - (continued)
  Danish Krone - 0.4%
   1,525  Den Danske Bank Group (Financial Services)          $   173,731
   3,040  Tele Danmark AS (Telecommunications)                    184,562
   1,250  Unidanmark AS (Financial Services)                       97,293
                                                              -----------
                                                                  455,586
 ------------------------------------------------------------------------
  Euro - 35.4%
  Belgium - 1.1%
     945  Dexia Belgium (Financial Services)                      138,464
  15,498  Fortis Belgium (Insurance)                              523,280
  12,610  KBC Bancassurance Holding NV (Financial Services)       649,928
   1,750  UCB SA (Chemical Products)                               65,254
                                                              -----------
                                                                1,376,926
 ------------------------------------------------------------------------
  Finland - 1.6%
  18,210  Nokia OYJ (Telecommunications)                        2,084,167
 ------------------------------------------------------------------------
  France - 11.3%
   3,660  Alcatel (Computers/Office)                              571,691
   7,017  Axa (Insurance)                                         989,769
   7,580  Banque Nationale de Paris (Banks)                       665,747
   2,410  Cap Gemini SA (Computer Services/Software)              365,034
   8,334  Carrefour SA (Retail Trade)                           1,542,837
   2,480  Compagnie de Saint Gobain (Chemical Products)           430,417
   1,215  Credit Commercial de France (Financial Services)        139,941
     390  Danone (Food Products)                                   99,479
     848  Dexia France (Financial Services)                       119,524
      10  Elf Aquitaine SA (Oil & Gas)                              1,473
   2,030  Hermes International (Retail Trade)                     222,066
     395  L'Oreal SA (Health/Personal Care)                       263,622
   1,781  Lafarge SA (Building Materials & Construction)          171,411
   2,605  Legrand SA (Electronics)                                623,366
   2,500  Pinault-Printemps-Redoute SA (Retail Trade)             476,751
  20,228  Sanofi-Synthelabo SA * (Health/Personal Care)           892,563
  10,194  Schneider Electric SA (Electronics)                     702,327
   2,344  Societe Generale (Financial Services)                   510,366
   2,900  Societe Television Francaise 1 (Media)                  909,009
   4,528  Sodexho Alliance SA (Food Products)                     742,993
   9,616  STMicroelectronics NV
           (Electronics-Semiconductors)                           844,568
  13,494  Total Fina SA (B Shares) (Oil & Gas)                  1,823,886
  19,437  Vivendi (Utilities)                                   1,473,048
                                                              -----------
                                                               14,581,888
 ------------------------------------------------------------------------
  Germany - 5.9%
   2,010  Allianz AG (Insurance)                                  612,066
  10,529  Bayer AG (Chemical Products)                            430,815
 ------------------------------------------------------------------------

  Shares  Description                                           Value
  Common Stocks - (continued)
  Euro - (continued)
  Germany - (continued)
      191 Celanese AG* (Chemical Products)                  $     3,014
   10,290 Deutsche Bank AG (Financial Services)                 738,165
   12,844 Deutsche Telekom AG (Telecommunications)              590,385
   11,508 Dresdner Bank AG (Financial Services)                 591,919
   14,931 Gehe AG (Health/Personal Care)                        521,412
    3,470 Hoechst AG (Chemical Products)                        152,749
   14,742 HypoVereinsbank (Financial Services)                  967,598
    8,990 Mannesmann AG (Industrial Machinery)                1,413,691
    5,496 Rhoen-Klinikum AG (Health/Personal Care)              222,567
    1,460 SAP AG (Computer Services/Software)                   542,410
    2,972 Siemens AG (Electronics & Other Electrical
           Equipment)                                           266,812
    9,248 Veba AG (Utilities)                                   499,994
                                                            -----------
                                                              7,553,597
 ----------------------------------------------------------------------
  Ireland - 0.1%
    8,677 CBT Group PLC ADR* (Computer Services/Software)       178,963
 ----------------------------------------------------------------------
  Italy - 4.3%
   12,600 Assicurazioni Generali (Insurance)                    404,226
   62,000 Banca di Roma (Financial Services)                     83,475
   14,000 Banca Popolare Di Brescia (Financial Services)        592,717
  119,309 ENI SPA (Oil & Gas)                                   697,753
  107,000 Istituto Nazionale delle Assicurazioni SPA
           (Insurance)                                          324,701
   23,000 Italgas SPA (Utilities)                                95,077
   36,025 Mediolanum SPA (Insurance)                            292,912
   35,362 San Paolo-IMI SPA (Financial Services)                458,249
   63,000 Tecnost SPA (Financial Services)                      121,268
  207,443 Telecom Italia Mobile SPA (Utilities)               1,296,101
   76,340 Telecom Italia SPA (Telecommunications)               659,248
   96,094 UniCredito Italiano SPA (Financial Services)          449,790
                                                            -----------
                                                              5,475,517
 ----------------------------------------------------------------------
  Luxembourg - 0.1%
      600 Societe Europeenne des Satellites (Media)              74,944
 ----------------------------------------------------------------------
  Netherlands - 7.7%
   23,176 ABN AMRO Holding NV (Banks)                           560,443
    1,992 Akzo Nobel NV (Chemical Products)                      85,781
   14,860 ASM Lithography Holding NV* (Electronics-
           Semiconductors)                                    1,048,806
    7,783 CSM NV (Food Products)                                358,980
   19,480 Elsevier NV (Media)                                   185,025
    2,340 Equant NV* (Computer Services/Software)               227,673
   22,810 Fortis NV (Insurance)                                 785,281
 ----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  Shares  Description                                                    Value

  Common Stocks - (continued)
  Euro - (continued)
  Netherlands - (continued)
    3,855 Gucci Group NV (Textiles)                                  $   311,291
   31,592 ING Groep NV (Financial Services)                            1,863,541
   10,755 Koninklijke (Royal) Philips Electronics NV (Electronics)     1,102,983
    2,598 KPN NV (Utilities)                                             133,329
   14,360 Royal Dutch Petroleum Co. (Energy)                             858,392
    2,598 TNT Post Group NV (Financial Services)                          66,131
    4,767 Unilever NV (Consumer Products)                                315,893
    1,850 United Pan-Europe Communications NV*
           (Telecommunications)                                          140,457
    7,810 VNU NV (Publishing)                                            264,110
   48,934 Wolters Kluwer NV (Media)                                    1,635,241
                                                                     -----------
                                                                       9,943,357
 -------------------------------------------------------------------------------
  Portugal - 0.4%
   19,251 Jeronimo Martins SGPS SA
           (Food Products)                                               537,413
 -------------------------------------------------------------------------------
  Spain - 2.9%
   11,216 Argentaria SA (Banks)                                          248,928
   12,090 Banco Bilbao Vizcaya SA (Financial Services)                   162,522
    1,840 Banco Popular Espanol SA (Banks)                               123,866
   53,730 Banco Santander Central Hispano SA (Banks)                     557,812
   18,676 Endesa SA (Electrical Services)                                373,832
    8,937 Gas Natural SDG SA (Utilities)                                 197,408
   30,650 Iberdrola SA (Utilities)                                       446,835
   16,201 Repsol-YPF SA (Oil & Gas)                                      334,004
   74,708 Telefonica SA* (Telecommunications)                          1,229,016
                                                                     -----------
                                                                       3,674,223
 -------------------------------------------------------------------------------
  Total Euro                                                          45,480,995
 -------------------------------------------------------------------------------
  Hong Kong Dollar - 2.5%
   93,600 Cable & Wireless HKT Ltd. (Telecommunications)                 213,864
   34,000 Cheung Kong Holdings Ltd. (Real Estate)                        309,648
  144,000 China Telecom Ltd.* (Telecommunications)                       492,141
   54,000 CLP Holdings Ltd. (Utilities)                                  248,156
   24,000 Dao Heng Bank Group Ltd. (Banks)                               109,056
   47,000 Henderson Land Development Co. Ltd. (Recreational
           Services)                                                     213,567
   34,800 HSBC Holdings PLC (Financial Services)                         418,845
   76,000 Hutchison Whampoa Ltd. (Diversified Holding Companies)         763,082
   43,000 New World Development Co. Ltd. (Real Estate)                    81,367
 -------------------------------------------------------------------------------

  Shares  Description                                              Value
  Common Stocks - (continued)
  Hong Kong Dollar - (continued)
  138,000 Pacific Century CyberWorks Ltd.*
           (Telecommunications)                                $   104,808
   25,000 Sun Hung Kai Properties Ltd. (Real Estate)               202,742
                                                               -----------
                                                                 3,157,276
 -------------------------------------------------------------------------
  Indian Rupee - 0.2%
   15,025 ICICI Ltd. ADR* (Financial Services)                     165,275
    7,000 Mahanagar Telephone Nigam Ltd. GDR
           (Telecommunications)                                     58,275
                                                               -----------
                                                                   223,550
 -------------------------------------------------------------------------
  Japanese Yen - 19.9%
    8,000 Bridgestone Corp. (Automobiles & Automobile Parts)       220,198
   38,000 Canon, Inc. (Electronics & Other Electrical
           Equipment)                                            1,075,094
   10,000 Citizen Watch Co. (Electronics & Other Electrical
           Equipment)                                               70,682
    7,000 Daiichi Pharmaceutical Co. Ltd. (Health/Personal
           Care)                                                   100,364
   20,000 Daiwa House Industry Co. Ltd.
           (Building Materials & Construction)                     182,987
       41 DDI Corp. (Utilities)                                    448,259
   33,000 Denso Corp. (Transportation/Storage)                     705,764
       57 East Japan Railway Co. (Railroads)                       349,314
    5,200 FANUC Ltd. (Electronics)                                 403,951
   26,000 Fujitsu Ltd. (Computers/Office)                          782,967
   33,000 Hitachi Ltd. (Electronics)                               356,680
    2,000 Honda Motor Co. Ltd. (Automobiles & Automobile
           Parts)                                                   84,396
    7,000 Ito-Yokado Co. Ltd. (Retail Trade)                       559,893
   21,000 Kao Corp. (Cosmetics)                                    640,453
   13,000 Kokuyo Co. Ltd. (Computer Services/Software)             236,012
   11,000 KOMORI Corp. (Industrial Machinery)                      238,947
   31,000 Kuraray Co. Ltd (Chemical Products)                      416,227
   11,000 Kyocera Corp. (Electronics &
           Other Electrical Equipment)                           1,054,953
   17,000 Makita Corp. (Industrial Machinery)                      163,201
   29,000 Marui Co. Ltd. (Retail Trade)                            547,905
   46,000 Matsushita Electric Industrial Co. Ltd.
           (Electronics)                                           968,351
   26,000 Mitsubishi Corp. (Wholesale Trade)                       187,015
  125,000 Mitsubishi Heavy Industries Ltd. (Industrial
           Machinery)                                              490,314
   57,000 Mitsui Fudosan Co. Ltd. (Real Estate)                    425,846
   14,000 Murata Manufacturing Co. Ltd. (Electronics)            1,799,175
   62,000 NEC Corp. (Electronics)                                1,254,627
 -------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
October 31, 1999

  Shares  Description                                                    Value

  Common Stocks - (continued)
  Japanese Yen - (continued)
     102  Nippon Telegraph & Telephone Corp. (Utilities)            $ 1,565,167
  46,000  Nomura Securities Co. Ltd. (Financial Services)               759,240
      51  NTT Mobile Communications
           Network, Inc. (Telecommunications)                         1,354,848
  31,000  Sankyo Co. Ltd. (Financial Services)                          882,996
  35,000  Sekisui Chemical Co. Ltd. (Building Materials &
           Construction)                                                172,197
  27,000  Sekisui House Ltd. (Building Materials & Construction)        292,347
   3,000  Seven-Eleven Japan Co. Ltd. (Retail Trade)                    274,767
  11,000  Shin-Etsu Chemical Co. Ltd. (Chemical Products)               453,630
  13,000  Shiseido Co. Ltd.
           (Health/ Personal Care)                                      198,235
     200  SOFTBANK Corp.
           (Computer Services/Software)                                  83,054
  10,100  SONY Corp. (Household Durables)                             1,575,007
  51,000  Sumitomo Corp. (Wholesale Trade)                              372,705
  47,000  Sumitomo Electric Industries (Electronics & Other
           Electrical Equipment)                                        631,505
  10,000  TDK Corp. (Household Durables)                                979,189
  32,000  The Sumitomo Bank Ltd. (Banks)                                514,971
  13,000  Tokio Marine & Fire Insurance Co. Ltd. (Insurance)            170,183
   2,300  Tokyo Electron Ltd. (Electronics & Other Electrical
           Equipment)                                                   191,023
  20,000  Toppan Printing Co. Ltd. (Media)                              245,325
  80,000  TOSHIBA Corp. (Electronics)                                   503,309
  11,000  Uny Co. Ltd. (Retail Trade)                                   142,419
  10,000  Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceuticals)          453,630
                                                                    -----------
                                                                     25,579,322
 ------------------------------------------------------------------------------
  Korean Won - 0.6%
   7,000  Korea Telecom Corp. ADR* (Telecommunications)                 246,750
   3,327  Samsung Electronics (Electronics)                             554,731
                                                                    -----------
                                                                        801,481
 ------------------------------------------------------------------------------
  Mexican Peso - 1.5%
   6,344  Cemex SA de CV ADR* (Building Materials & Construction)       142,740
  18,860  Cemex SA de CV (B Shares) (Building Materials &
           Construction)                                                 85,353
  46,500  Fomento Economico Mexico SA de CV (Diversified Holding
           Companies)                                                   150,936
  17,210  Gruma SA (Diversified Holding Companies)                       22,488
 ------------------------------------------------------------------------------

  Shares Description                                                    Value
  Common Stocks - (continued)
  Mexican Peso - (continued)
  68,450 Grupo Industrial Maseca SA de CV (Household Durables)      $   34,182
  59,232 Grupo Modelo SA de CV (Beverages/Tobacco)                     144,814
   5,222 Grupo Televisa SA GDR * (Media)                               221,935
  46,739 Kimberly-Clark de Mexico SA de CV (Health/Personal Care)      149,767
  11,145 Telefonos de Mexico SA ADR (Financial Services)               952,898
   4,800 TV Azteca SA de CV ADR (Media)                                 19,500
                                                                    ----------
                                                                     1,924,613
 -----------------------------------------------------------------------------
  New Zealand Dollar - 0.2%
  62,000 Telecom Corp. of New Zealand Ltd. IR (Utilities)              249,537
 -----------------------------------------------------------------------------
  Norwegian Krone - 0.5%
   3,370 Norsk Hydro ASA (Energy)                                      134,396
  34,540 Orkla ASA (Food Products)                                     481,892
                                                                    ----------
                                                                       616,288
 -----------------------------------------------------------------------------
  Singapore Dollar - 0.5%
  12,503 Singapore Press Holdings Ltd. (Media)                         214,234
  48,000 Singapore Telecommunications Ltd. (Telecommunications)         91,192
  51,000 United Overseas Bank Ltd. (Banks)                             386,341
                                                                    ----------
                                                                       691,767
 -----------------------------------------------------------------------------
  Swedish Krona - 3.6%
   3,008 ABB Ltd. * (Electronics)                                      299,557
  25,338 AstraZeneca Group PLC (Pharmaceuticals)                     1,144,585
   6,500 Atlas Copco AB (Industrial Machinery)                         169,139
  34,740 Electrolux AB (Appliance Manufacturer)                        692,772
   2,530 Esselte AB (Media)                                             16,920
  47,840 Hennes & Mauritz AB (Retail Trade)                          1,271,041
  93,980 Nordbanken Holding AB (Financial Services)                    548,521
  10,210 Sandvik AB (B Shares) (Industrial Machinery)                  264,437
   7,762 Securitas AB (Commercial Services)                            115,146
   3,650 Telefonaktiebolaget LM Ericsson AB (Telecommunications)       151,788
                                                                    ----------
                                                                     4,673,906
 -----------------------------------------------------------------------------
  Swiss Franc - 6.4%
   5,323 ABB Ltd. * (Electronics)                                      536,037
   1,839 Adecco SA (Business Services)                               1,114,765
   2,840 Credit Suisse Group (Financial Services)                      545,903
   1,045 Nestle SA (Food Products)                                   2,015,548
     988 Novartis AG (Chemical Products)                             1,477,819
     103 Roche Holding AG
          (Health/Personal Care)                                     1,236,568
     480 Swisscom AG (Telecommunications)                              146,270
 -----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

    Shares   Description                                              Value

  Common Stocks - (continued)
  Swiss Franc - (continued)
       4,130 UBS AG (Banks)                                     $  1,201,637
                                                                ------------
                                                                   8,274,547
 ---------------------------------------------------------------------------
  Taiwan Dollar - 0.2%
      12,671 Hon Hai Precision Industry Co. Ltd. GDR*+
              (Electronics)                                          205,587
 ---------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $96,553,461)                                            $118,678,649
 ---------------------------------------------------------------------------
  Preferred Stocks - 0.9%
  Australian Dollar - 0.1%
      26,215 The News Corp. Ltd. (Media)                        $    177,487
 ---------------------------------------------------------------------------
  Brazilian Real - 0.5%
  13,550,488 Banco Bradesco SA (Banks)                                66,295
   1,370,000 Banco Itau SA (Financial Services)                       78,606
   2,560,126 Companhia Energetica de Minas Gerais (Utilities)         36,461
   1,774,463 Petroleo Brasileiro SA (Oil & Gas)                      282,260
   1,028,953 Telecomunicacoes de Sao Paulo SA
              (Telecommunications)                                    96,728
     982,766 Telesp Celular SA (Telecommunications)                   51,354
                                                                ------------
                                                                     611,704
 ---------------------------------------------------------------------------
  Euro - 0.3%
  Germany - 0.3%
         420 Fresenius AG (Non-Voting) (Health & Medical
              Services)                                               68,696
         766 SAP AG (Non-Voting) (Computer Services/Software)        337,596
                                                                ------------
                                                                     406,292
 ---------------------------------------------------------------------------
  Total Euro                                                         406,292
 ---------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (cost $1,435,648)                                             $  1,195,483
 ---------------------------------------------------------------------------

  Rights - 0.1%
  Norwegian Krone - 0.1%
      34,540 Orkla ASA+ (Food Products)                         $     64,912
 ---------------------------------------------------------------------------
  TOTAL RIGHTS
  (cost $0)                                                     $     64,912
 ---------------------------------------------------------------------------

   Principal             Interest                      Maturity
    Amount                 Rate                          Date                              Value

  Repurchase Agreement - 9.0%
  State Street Bank & Trust Co.
  $11,515,000             5.07%                       11/01/1999                     $ 11,515,000
 ------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $11,515,000)                                                                 $ 11,515,000
 ------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $109,504,109)                                                                $131,454,044
 ------------------------------------------------------------------------------------------------

 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 GDR--Global Depository Receipt
 ------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

October 31, 1999

                                                                  As a % of
                                                           Total Net Assets
  Common and Preferred Stock Industry Classifications
  Appliance Manufacturer                                               0.5%
  Automobiles & Automobile Parts                                       0.2
  Banks                                                                6.0
  Beverages/Tobacco                                                    1.2
  Building Materials & Construction                                    0.9
  Business Services                                                    0.9
  Chemical Products                                                    2.7
  Commercial Services                                                  0.2
  Computer Services/Software                                           1.5
  Computers/Office                                                     1.1
  Consumer Products                                                    0.7
  Cosmetics                                                            0.5
  Diversified Holding Companies                                        1.2
  Electrical Services                                                  0.3
  Electronics                                                          7.4
  Electronics & Other Electrical Equipment                             2.6
  Electronics-Semiconductors                                           1.5
  Energy                                                               1.0
  Financial Services                                                  10.4
  Food Products                                                        5.2
  Gas Distribution & Pipeline                                          0.2
  Health & Medical Services                                            1.5
  Health/Personal Care                                                 2.8
  Household Durables                                                   2.1
  Industrial Machinery                                                 2.3
  Insurance                                                            3.7
  Media                                                                3.2
  Mining-Metals/Minerals                                               0.8
  Oil & Gas                                                            4.5
  Paper & Forest Products                                              0.1
  Pharmaceuticals                                                      2.6
  Publishing                                                           1.3
  Railroads                                                            0.3
  Real Estate                                                          0.8
  Recreational Services                                                0.4
  Retail Trade                                                         5.2
  Telecommunications                                                   8.2
  Textiles                                                             0.2
  Transportation/Storage                                               0.7
  Utilities                                                            5.9
  Wholesale Trade                                                      0.4
 --------------------------------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCK                                    93.2%
 --------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter

 Dear Shareholder:
 We are pleased to report on the performance of the Commerce National Tax-Free Intermediate Bond Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of -1.08%, based on Net Asset Value (NAV) (assumes fee waivers and expense re-imbursements). This compared to the Merrill Lynch Municipal Intermediate Index 12-month return of -0.03% and Lipper In-termediate Municipal Funds Index 12-month return of -1.30%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                 . The last year has been a challenging period for the munic-
                   ipal bond market. Over the last 12 months, municipal bond yields have risen substantially -- jumping from 4.10% at the end of October 1998 to 5.05% at the end of October 1999. This was the largest rolling 12-month increase in over five years. Rising yields were primarily due to con-cern over an increase in inflation. The strong domestic economy, rising commodity prices and wage pressures have led the Federal Reserve Board to increase short term inter-est rates three times thus far in 1999.

                 . In addition to the interest rate environment, the munici-
                   pal market was hampered by a fall in demand on the institu-tional level. Municipal bond mutual funds experienced net redemptions during the last six months, as an increase in interest rates diminished their appeal. And an industry-wide profitability squeeze motivated property and casualty insurers to reduce their purchases of municipals in favor of taxable fixed-income securities. During this period in-dividual investors provided the only consistent source of liquidity.

                 . Our main focus for the Fund continues to be improving its relative yield. To accomplish this, the Fund's duration has remained stable, and we have concentrated on higher yield-ing sectors such as housing, higher education, and trans-portation. One exception has been the healthcare sector, where we started to cut back the Fund's exposure in August 1999. We've seen that even the most profitable hospitals are having a difficult time adjusting to the reduction in Medicare reimbursement laid out in the 1997 Balanced Budget Act.

                 . As we've seen in recent years, municipal bonds have con-
                   tinued to underperform U.S. Treasury securities. In fact, since 1996, municipal yields have risen an average of 20 basis points, whereas Treasury bond yields have declined by an average of 30 basis points. When yields rise, the value of existing bonds fall. Because of this trend, we believe municipal bonds now offer investors very attractive yields relative to U.S. Treasury bonds.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the value, as of October 31, 1999, of a $10,000 in-vestment made on February 21, 1995 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Merrill Lynch Municipal Intermediate Index ("Merrill Muni Index") and the Lipper Intermedi-ate Municipal Funds Index ("Lipper Muni Index")) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when re-deemed, to be worth more or less than their original cost.

 National Tax-Free Intermediate Bond Fund's Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 1999.

[GRAPH]
                Nat'l Tax-Free       Merrill Lynch Muni     Lipper Muni
              Intermediate Bonds            Index              Index
 2/21/95            10,000                  10,000             10,000
10/31/95            10,606                  10,765             10,733
10/31/96            10,989                  11,387             11,214
10/31/97            11,666                  12,191             11,989
10/31/98            12,435                  13,098             12,804
10/31/99            12,300                  13,094             12,637

  Average Annual Total Return through October 31,
  1999                                                Since Inception One Year
  Institutional Shares (commenced February 21, 1995)            4.51%  (1.08)%
 -----------------------------------------------------------------------------

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - 94.3%
  California - 1.1%
  Los Angeles California Unified School District GO Bonds Series C (MBIA)
   (AAA/Aaa)
  $  500,000              5.00%                      07/01/2018                     $   446,860
 ----------------------------------------------------------------------------------------------
  Colorado - 1.3%
  Colorado Springs Sales Tax Revenue Bonds (AA/A1)
     255,000              4.40                       12/01/2008                         242,505
  Larimer County Courthouse and Jail Facilities Certificate Participation
   (FSA) (AAA/Aaa)
     300,000              4.65                       12/15/2008                         288,336
                                                                                    -----------
                                                                                        530,841
 ----------------------------------------------------------------------------------------------
  Florida - 1.7%
  Florida State Board of Education Capital Outlay GO Bonds Series A
   (AA+/Aa2)
     200,000              5.25                       01/01/2004                         204,784
  Florida State Board of Education Capital Outlay GO Bonds Series D
   (AA+/Aa2)
     500,000              5.75                       06/01/2022                         478,670
                                                                                    -----------
                                                                                        683,454
 ----------------------------------------------------------------------------------------------
  Georgia - 1.4%
  Georgia Private Colleges & University Revenue Bonds Series A (NR/A3)
     500,000              5.25                       10/01/2020                         449,585
  Georgia State GO Bonds Series D (AAA/Aaa)
     100,000              5.40                       11/01/2010                         101,910
                                                                                    -----------
                                                                                        551,495
 ----------------------------------------------------------------------------------------------
  Hawaii - 0.8%
  Honolulu HI City and County Revenue Bonds Series A (AA-/Aa3)
     300,000              7.25                       07/01/2002                         320,760
 ----------------------------------------------------------------------------------------------
  Illinois - 6.3%
  Chicago IL Metropolitan Water Reclamation GO Bonds (AA/Aa1)
     500,000              4.90                       12/01/2001                         506,580
     450,000              5.60                       12/01/2009                         462,182
  Chicago IL Pub Bldg Community Building Revenue Bonds Series C (FGIC)
   (AAA/Aaa)
     500,000              5.50                       02/01/2006                         515,930
  Evanston GO Bonds (NR/Aaa)
     250,000              5.30                       12/01/1999                         250,315
  Illinois ST GO Bonds (AAA/Aaa)
     300,000              5.00                       03/01/2017                         266,445
  Illinois ST Sales Tax Revenue Bonds (AAA/Aa2)
     300,000              6.50                       06/15/2022                         316,875
  Kankakee River Met Agency IL Sewer Treatment Facilities Revenue Bonds
   (AAA/Aaa)
     265,000              5.00                       05/01/2022                         227,844
                                                                                    -----------
                                                                                      2,546,171
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Indiana - 5.7%
  Beech Grove IN Sch Bldg Revenue Bonds (MBIA) (AAA/Aaa)
  $  400,000              5.63%                      07/05/2024                     $   384,256
  Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
     700,000              5.25                       08/15/2018                         621,768
  Merrillville IN Multi Sch Bldg Revenue Bonds (AAA/Aaa)
     500,000              6.65                       07/01/2006                         549,175
  Plymouth IN Multi Sch Bldg Revenue Bonds (AAA/Aaa)
     700,000              5.75                       07/01/2006                         731,801
                                                                                    -----------
                                                                                      2,287,000
 ----------------------------------------------------------------------------------------------
  Iowa - 1.2%
  Bettendorf GO Bonds Series A (AMBAC) (AAA/Aaa)
     250,000              4.70                       06/01/2003                         250,890
  Iowa City Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
     250,000              6.00                       07/01/2008                         255,763
                                                                                    -----------
                                                                                        506,653
 ----------------------------------------------------------------------------------------------
  Kansas - 5.0%
  Kansas State Development Financial Authority Revenue Bonds Department of
   Corrections Series A-1 (MBIA) (AAA/Aaa)
     275,000              5.00                       02/01/2012                         263,552
  Kansas State Development Financial Authority Revenue Bonds Public Water
   Supply (AA-/A2)
     500,000              5.00                       04/01/2016                         455,525
  Kansas State Development Financial Authority Revenue Bonds Water
   Pollution Control (AA+/Aa1)
     250,000              5.25                       11/01/2009                         250,577
  Olathe KS Certificate Participation Series A (NR/A-)
     250,000              4.80                       09/01/2007                         242,478
  Ottawa Kansas Educational Facilities Revenue Bonds (Ottawa University
   Project) (NR/NR)
     350,000              5.60                       10/01/2018                         315,973
  Sedgwick County GO Bonds Series A (AA/Aa1)
     500,000              4.25                       08/01/2004                         491,335
                                                                                    -----------
                                                                                      2,019,440
 ----------------------------------------------------------------------------------------------
  Louisiana - 3.2%
  Louisiana Public Facilities Authority Hospital Revenue Bonds (AAA/Aaa)
     500,000              5.00                       07/01/2004                         503,475
  Louisiana State GO Bonds (AMBAC) (AAA/Aaa)
     250,000              5.00                       04/15/2002                         253,790
  Orleans Parish LA Parishwide School District Revenue Bonds (NR/Aaa)
     500,000              7.00                       09/01/2003                         541,815
                                                                                    -----------
                                                                                      1,299,080
 ----------------------------------------------------------------------------------------------
  Maine - 0.8%
  Regional Waste System ME Solid Waste Revenue Bonds (AA/NR)
     300,000              5.25                       07/01/2004                         306,186
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Massachusetts - 2.6%
  Massachusetts State GO Bonds Series A (AAA/Aaa)
  $  700,000              5.60%                      02/01/2007                     $   725,165
  Massachusetts State Water Resources Authority Revenue Bonds Series D
   (MBIA) (AAA/Aaa)
     400,000              5.00                       08/01/2024                         340,076
                                                                                    -----------
                                                                                      1,065,241
 ----------------------------------------------------------------------------------------------
  Michigan - 6.7%
  Detroit Michigan Sewage Disposal Revenue Bonds (AAA/Aaa)
     300,000              6.00                       07/01/2004                         315,747
  Greenville Public Schools GO Bonds (MBIA) (AAA/Aaa)
     200,000              5.75                       05/01/2007                         210,290
  Michigan State Hospital Finance Authority Revenue Bonds (BBB+/Baa1)
     150,000              5.45                       11/15/2009                         142,975
  Michigan State Hospital Finance Authority Revenue Bonds Series A
   (AA/Aa2)
   1,100,000              6.13                       11/15/2026                       1,066,802
  Michigan State Housing Development Authority Revenue Bonds Series B
   (AAA/Aaa)
     500,000              4.80                       12/01/2010                         466,505
  Waterford Township School District Revenue Bonds (Q-SBLF) (AA+/Aa2)
     500,000              4.85                       06/01/2010                         481,940
                                                                                    -----------
                                                                                      2,684,259
 ----------------------------------------------------------------------------------------------
  Minnesota - 2.6%
  Minnesota State Housing and Finance Agency Revenue Bonds Series D
   (AA+/Aa2)
     335,000              5.35                       01/01/2005                         341,318
  Rochester Minnesota Health Care Facilities Revenue Bonds Series I
   (AA+/NR)
     300,000              5.80                       11/15/2007                         313,695
  St. Paul Independent School District #625 GO Bonds Series C (AA/Aa3)
     400,000              5.20                       02/01/2007                         403,436
                                                                                    -----------
                                                                                      1,058,449
 ----------------------------------------------------------------------------------------------
  Missouri - 9.1%
  Belton MO Certificate Participation (NR/Aaa)
     535,000              4.70                       03/01/2012                         495,201
  Howard Bend Missouri Levee District Special Tax Revenue Bonds (NR/NR)
     670,000              5.30                       03/01/2008                         652,372
  Independence MO School District GO Bonds (AA+/A3)
     550,000              5.00                       03/01/2017                         495,583
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
   Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         479,430
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
     280,000              4.75                       12/01/2011                         256,326
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Perry County MO Hospital Revenue Bonds (NR/NR)
  $  105,000              4.30%                      06/01/2001                     $   103,489
     100,000              4.45                       06/01/2002                          97,715
     110,000              4.90                       06/01/2006                         104,299
  St. Charles County MO Industrial Development Revenue Bonds (Housing
   Vanderbilt Apts) (NR/NR)
     250,000              5.00                       02/01/2029                         238,228
  St. Peters GO Bonds (NR/Aaa)
     290,000              7.20                       01/01/2009                         332,502
  St. Peters GO Bonds (FGIC) (NR/Aaa)
     345,000              7.20                       01/01/2008                         394,577
                                                                                    -----------
                                                                                      3,649,722
 ----------------------------------------------------------------------------------------------
  Montana - 0.5%
  Montana State Higher Education Student Assistance Corp. Student Loan
   Revenue Bonds Series B (NR/Aaa)
     200,000              5.20                       12/01/2002                         202,712
 ----------------------------------------------------------------------------------------------
  Nebraska - 2.1%
  Nebraska Public Power District Revenue Bonds Series A (AAA/A1)
     250,000              5.10                       01/01/2006                         258,403
  Nebraska Public Power District Revenue Bonds Series A (MBIA-IBC)
   (AAA/Aaa)
      95,000              4.50                       01/01/2000                          95,105
  Omaha Public Power Revenue Bonds Series A (AA/Aa2)
     500,000              5.00                       02/01/2001                         503,985
                                                                                    -----------
                                                                                        857,493
 ----------------------------------------------------------------------------------------------
  Nevada - 1.1%
  Clark County School District GO Bonds Series B (AAA/Aaa)
     200,000              5.30                       05/01/2004                         204,566
  Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT)
   (FHA) (NR/Aaa)
     250,000              4.10                       10/01/2004                         239,670
                                                                                    -----------
                                                                                        444,236
 ----------------------------------------------------------------------------------------------
  New York - 7.7%
  New York Dormitory Authority Revenue Bonds (MBIA-IBC) (AAA/Aaa)
     500,000              4.50                       07/01/2006                         489,555
  New York GO Bonds Series A (A-/A3)
     500,000              5.25                       08/01/2007                         503,755
  New York GO Bonds Series A (AMBAC-TCRS) (AAA/Aaa)
     250,000              7.00                       08/01/2004                         272,842
  New York GO Bonds Series J (A-/A3)
     500,000              5.25                       08/01/2011                         484,205
  New York ST Energy Resh and Development Revenue Bonds Series A (A-/Ba1)
     250,000              7.15                       12/01/2020                         269,518
  New York State Dorm Authority Revenue Bonds Series B (A/A2)
     540,000              5.00                       05/15/2008                         531,166
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  New York - (continued)
  New York State Urban Development Corp. Revenue Bonds (BBB+/Baa1)
  $  500,000              6.25%                      01/01/2007                     $   532,860
                                                                                    -----------
                                                                                      3,083,901
 ----------------------------------------------------------------------------------------------
  Ohio - 0.4%
  Ohio State Infrastructure Improvement GO Bonds (AA+/Aa1)
     150,000              5.20                       08/01/2010                         150,197
 ----------------------------------------------------------------------------------------------
  Oregon - 1.3%
  Oregon State Housing & Community Services Department Revenue Bonds
   Series D (NR/Aa2)
     500,000              5.55                       07/01/2006                         508,020
 ----------------------------------------------------------------------------------------------
  Pennsylvania - 2.6%
  Pennsylvania State GO Bonds (AA/Aa3)
     500,000              5.25                       06/15/2006                         510,610
  Pennsylvania State Industrial Development Authority Revenue Bonds
   (AAA/Aaa)
     500,000              6.00                       07/01/2008                         528,640
                                                                                    -----------
                                                                                      1,039,250
 ----------------------------------------------------------------------------------------------
  South Carolina - 1.3%
  York County School District #1 GO Bonds Series A (MBIA SCSDE) (AAA/Aaa)
     500,000              7.00                       07/01/2003                         539,270
 ----------------------------------------------------------------------------------------------
  South Dakota - 5.1%
  South Dakota Building Authority Revenue Bonds (A+/A1)
     300,000              6.00                       09/01/2003                         314,136
  South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
     660,000              4.60                       05/01/2005                         642,820
     315,000              4.65                       05/01/2006                         308,779
  South Dakota ST Health & Educational Revenue Bonds (BBB+/Baa2)
     250,000              7.25                       04/01/2022                         275,045
  South Dakota ST Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
     500,000              5.00                       09/01/2004                         506,165
                                                                                    -----------
                                                                                      2,046,945
 ----------------------------------------------------------------------------------------------
  Tennessee - 2.2%
  Metro Government Nashville & Davidson County Industrial Development
   Board Revenue Bonds Series B (AAA/Aaa)
     300,000              7.50                       11/15/2010                         354,879
  Shelby County GO Bonds Series A (AA+/Aa3)
     500,000              5.63                       06/01/2008                         519,585
                                                                                    -----------
                                                                                        874,464
 ----------------------------------------------------------------------------------------------
  Texas - 3.8%
  Guadalupe County TX Revenue Bonds (NR/Aaa)
     340,000              5.60                       02/01/2005                         352,770
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Texas - (continued)
  Houston Texas Independent School District Revenue Bonds Series A
   (AAA/Aaa)
  $  300,000              5.00%                      02/15/2019                     $   264,093
  Katy Texas Independent School District GO Bonds Series A (AAA/Aaa)
     200,000              4.75                       02/15/2027                         162,050
  San Antonio GO Bonds (AA+/Aa2)
     200,000              5.20                       08/01/2002                         204,184
  Tarrant County Water Control & Improvement Revenue Bonds (AAA/Aaa)
     140,000              5.00                       03/01/2009                         137,637
  Texas A&M University Revenue Bonds (AA+/Aa2)
     200,000              5.55                       05/15/2001                         204,174
  Texas State GO Bonds Series A (AA/Aa1)
     200,000              5.65                       10/01/2008                         206,182
                                                                                    -----------
                                                                                      1,531,090
 ----------------------------------------------------------------------------------------------
  Utah - 3.4%
  Alpine School District GO Bonds (FGIC-TCRS) (AAA/Aaa)
     250,000              5.40                       03/15/2005                         253,358
  Intermountain Power Agency Revenue Bonds Series A (AAA/Aaa)
     800,000              6.00                       07/01/2008                         848,688
  Intermountain Power Agency Revenue Bonds Series B (A+/A1)
     250,000              5.10                       07/01/2003                         253,227
                                                                                    -----------
                                                                                      1,355,273
 ----------------------------------------------------------------------------------------------
  Virginia - 0.5%
  Virginia Beach GO Bonds (AA/Aa2)
     200,000              5.20                       07/15/2006                         204,408
 ----------------------------------------------------------------------------------------------
  Washington - 9.9%
  King County GO Bonds Series D (AA+/Aa1)
     500,000              6.20                       12/01/2000                         511,260
  Kitsap County School District No 400 Revenue Bonds (NR/A1)
     680,000              6.05                       12/01/2000                         694,028
  Metro Washington DC Airports Authority Revenue Bonds Series B (AAA/Aaa)
     500,000              5.25                       10/01/2009                         495,410
     500,000              5.25                       10/01/2012                         483,595
  Pierce County Sewer Improvements Revenue Bonds (A+/A1)
     290,000              5.45                       02/01/2008                         292,114
  Seattle GO Bonds Series A (AA+/Aa1)
     150,000              5.30                       08/01/2013                         145,014
  Spokane County School District #354 GO Bonds (A+/A2)
     370,000              5.20                       12/01/2006                         373,049
  Vancouver Water & Sewer Revenue Bonds (FGIC) (AAA/Aaa)
     250,000              4.70                       06/01/2001                         251,693
  Washington Higher Educational Facility University of Puget Sound Revenue
   Bonds (A+/A2)
     500,000              5.00                       10/01/2006                         495,090
  Washington State GO Bonds Series DD-12 & CC-9 (AA+/Aa1)
     250,000              5.38                       03/01/2008                         254,597
                                                                                    -----------
                                                                                      3,995,850
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Wisconsin - 2.4%
  Milwaukee GO Bonds Series E (AA+/Aa1)
  $  250,000              5.50%                      06/15/2010                     $   252,882
  Wisconsin State Clean Water Revenue Bonds Series 1 (AA+/Aa2)
     500,000              5.25                       06/01/2010                         498,375
  Wisconsin State GO Bonds Series 3 (AA/Aa2)
     200,000              5.25                       11/01/2002                         204,834
                                                                                    -----------
                                                                                        956,091
 ----------------------------------------------------------------------------------------------
  Wyoming - 0.5%
  Wyoming Community Development Authority Housing Revenue Bonds Series 5
   (AA/Aa2)
     200,000              4.80                       06/01/2009                         188,964
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (cost $38,861,397)                                                                $37,933,775
 ----------------------------------------------------------------------------------------------
  Short-Term Obligations # - 8.7%
  Missouri - 1.3%
  Missouri State Health & Educational Facility Revenue Bonds (Drury
   College) Series A (Chase Manhattan Bank LOC; Expire 8/21/01, Direct Pay
   100%) (NR/Aaa)
  $  300,000              3.55%                      11/01/1999                     $   300,000
  Missouri State Health & Educational Facility Revenue Bonds (St. Francis
   Medical Center) Series A (Credit Local de France LOC; Expire 6/19/03,
   Direct Pay 100%) (A1+/NR)
     200,000              3.50                       11/01/1999                         200,000
                                                                                    -----------
                                                                                        500,000
 ----------------------------------------------------------------------------------------------
  North Dakota - 1.2%
  Grand Forks ND Health Care Facilities (Lasalle National Bank LOC; Expire
   2/21/01, Direct pay 100%) (NR/VMIG1)
     500,000              3.65                       11/01/1999                         500,000
 ----------------------------------------------------------------------------------------------
  Texas - 6.2%
  Grapevine Industrial Development Corp. American Airlines-A1 (Morgan
   Guaranty Trust LOC; Expire 12/31/99, Direct pay 100%) (NR/P1)
     200,000              3.65                       11/12/1999                         200,000
  Grapevine Industrial Development Corp. American Airlines-B1 (Morgan
   Guaranty Trust LOC; Expire 12/31/99, Direct pay 100%) (NR/P1)
     300,000              3.65                       11/12/1999                         300,000
  Grapevine Industrial Development Corp. American Airlines-B3 (Morgan
   Guaranty Trust LOC, Expire 12/31/99, Direct pay 100%) (NR/P1)
     300,000              3.65                       11/12/1999                         300,000
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Short-Term Obligations # - ( continued)
  Texas - (continued)
  Harris County Health Facilities Development Corp. Revenue Bonds St.
   Luke's Episcopal Hospital Series 1997 A (A1+/NR)
  $  700,000              3.65%                      11/12/1999                     $   700,000
  Harris County Health Facilities Development Corp. Revenue Bonds St.
   Luke's Episcopal Hospital Series 1997 B (A1+/NR)
   1,000,000              3.65                       11/12/1999                       1,000,000
                                                                                    -----------
                                                                                      2,500,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (cost $3,500,000)                                                                 $ 3,500,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $42,361,397)                                                                $41,433,775
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   October 31, 1999.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corp.
 AMT--Alternative Minimum Tax
 FGIC--Insured by Financial Guaranty Insurance Co.
 FHA--Insured by Federal Housing Administration
 FSA--Insured by Financial Security Assurance Co.
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance
 NR--Not Rated
 Q-SBLF--Qualified-School Bond Loan Fund
 TCRS--Transferable Custodial Receipts
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Missouri Tax-Free Intermediate Bond Fund for the year ended October 31, 1999.

                   Performance Review

                   For the year ended October 31, 1999, the Institutional Shares of the Fund had a total return of -0.95%, based on Net Asset Value (NAV) (assumes fee waivers and expense re-imbursements). This compared to the Lipper Intermediate Mu-nicipal Funds Index 12-month return of -1.30% and Merrill Lynch Municipal Intermediate Index 12-month return of - 0.03%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or U.S. government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . The last year has been a challenging period for the munic-
                   ipal bond market. Over the last 12 months, municipal bond yields have risen substantially - jumping from 4.10% at the end of October 1998 to 5.05% at the end of October 1999. This was the largest rolling 12-month increase in over five years. Rising yields were primarily due to concern over an increase in inflation. The strong domestic economy, rising commodity prices and wage pressures have led the Federal Reserve Board to increase short term interest rates three times thus far in 1999.

                 . In addition to the interest rate environment, the munici-
                   pal market was hampered by a fall in demand on the institu-tional level. Municipal bond mutual funds experienced net redemptions during the last six months, as an increase in interest rates diminished their appeal. And an industry-wide profitability squeeze motivated property and casualty insurers to reduce their purchases of municipals in favor of taxable fixed income securities. During this period in-dividual investors provided the only consistent source of liquidity.

                 . Our main focus for the Fund continues to be improving its relative yield. To accomplish this, the Fund's duration has remained stable, and we have concentrated on higher yield-ing sectors such as housing, higher education, and trans-portation. One exception has been the healthcare sector, where we started to cut back the Fund's exposure in August 1999. We've seen that even the most profitable hospitals are having a difficult time adjusting to the reduction in Medicare reimbursement laid out in the 1997 Balanced Budget Act.

                 . As we've seen in recent years, municipal bonds have con-
                   tinued to underperform U.S. Treasury securities. In fact, since 1996, municipal yields have risen an average of 20 basis points, whereas Treasury bond yields have declined by an average of 30 basis points. When yields rise, the value of existing bonds fall. Because of this trend, we believe municipal bonds now offer investors very attractive yields relative to U.S. Treasury bonds.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   November 22, 1999

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary (Unaudited)
October 31, 1999

 The following graph shows the values as of October 31, 1999, of a $10,000 in-vestment made on February 21, 1995 in the Institutional Shares. For compara-tive purposes, the performance of the Fund's benchmarks (the Merrill Lynch Municipal Intermediate Index ("Merrill Muni Index") and the Lipper Intermedi-ate Municipal Funds Index ("Lipper Muni Index")) are shown. The performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when re-deemed, to be worth more or less than their original cost.

 Missouri Tax-Free Intermediate Bond Fund's Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 1999.

                                    [CHART]
                Missouri Tax-Free        Merrill Lynch Muni        Lipper
                Intermediate Bonds             Index               Index
 2/21/95              10,000                   10,000              10,000
10/31/95              10,545                   10,765              10,733
10/31/96              10,907                   11,387              11,214
10/31/97              11,595                   12,191              11,989
10/31/98              12,366                   13,098              12,804
10/31/99              12,248                   13,094              12,637

  Average Annual Total Return through October 31,
   1999                                               Since Inception One Year
  Institutional Shares (commenced February 21, 1995)            4.41%  (0.95)%
 -----------------------------------------------------------------------------

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - 93.0%
  Michigan - 2.3%
  Michigan State Hospital Finance Authority Revenue Bonds Series A
   (AAA/Aaa)
  $  500,000              5.50%                      11/15/2010                     $   498,070
     500,000              6.13                       11/15/2026                         484,910
                                                                                    -----------
                                                                                        982,980
 ----------------------------------------------------------------------------------------------
  Missouri - 90.7%
  Belton Cap Improvement Sales Tax Revenue Bonds (MBIA) (AAA/Aaa)
     200,000              5.00                       03/01/2005                         201,660
     200,000              5.00                       03/01/2006                         200,848
  Belton MO Certificate Participation (NR/Aaa)
     500,000              4.75                       03/01/2013                         452,985
  Branson MO Reorganized School District Revenue Bonds (AAA/Aaa)
     300,000              5.50                       03/01/2014                         297,921
  Chesterfield GO Bonds (NR/Aa1)
     500,000              5.20                       02/15/2012                         490,185
     200,000              4.90                       02/15/2019                         171,568
  Clay County Public Building Authority Leasehold Revenue Bonds Series A
   (FSA) (AAA/Aaa)
     665,000              5.00                       05/15/2009                         652,644
  Clay County Public Building Authority Leasehold Revenue Bonds Series C
   (FSA) (AAA/Aaa)
      40,000              5.00                       05/15/2009                          39,257
  Columbia Water & Electricity Revenue Bonds Series A (AA/A1)
     300,000              5.40                       10/01/2002                         307,605
  Fort Zumwalt School District Revenue Bonds (AA+/NR)
     100,000              5.25                       03/01/2011                          99,151
  Hazelwood School District GO Bonds (NR/Aa3)
     150,000              5.15                       03/01/2004                         153,491
  Howard Bend Missouri Levee District Special Tax Revenue Bonds (NR/NR)
     635,000              5.25                       03/01/2007                         622,484
  Independence MO School District GO Bonds (AA+/A3)
     230,000              5.25                       03/01/2013                         223,965
     700,000              5.00                       03/01/2017                         630,742
     540,000              5.00                       03/01/2018                         480,962
  Jackson County MO Leasehold Revenue Bonds (AMBAC) (AAA/Aaa)
     300,000              4.00                       12/01/2004                         290,076
  Jackson County MO School District #7 Lees Summit GO Bonds (NR/Aa3)
     250,000              5.60                       03/01/2008                         255,217
  Jackson County Reorganized School District #7 Lee's Summit GO Bonds (Ref
   & Impt Direct Deposit) (AA+/Aa1)
     500,000              4.50                       03/01/2005                         495,075
  Jackson County Reorganized School District #7 Lee's Summit Lease
   Partnership COP Bonds (AMBAC) (AAA/Aaa)
     265,000              4.50                       03/01/2004                         263,034
  Jasper County School District #R-9 GO Bonds (AA+/NR)
     500,000              5.00                       09/01/2003                         508,495
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Kansas City Chouteau Bridge Project Revenue Bonds Series B (AA/Aa3)
  $  380,000              5.00%                      05/01/2011                     $   368,687
  Kansas City MO GO Bonds (AA/Aa3)
     200,000              4.50                       06/01/2004                         199,014
  Kansas City MO Water Revenue Bonds (AA/Aa3)
     270,000              5.60                       12/01/2001                         277,706
  Missouri High Ed Student Loan Revenue Bonds (NR/Aaa)
     500,000              4.50                       02/15/2010                         465,555
  Missouri State Certificate Participation (AAA/Aaa)
     500,000              5.13                       06/01/2017                         455,385
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
     250,000              5.50                       12/01/2004                         256,547
     500,000              5.50                       12/01/2006                         512,930
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Tri-County Water Authority Project)
   (AA/NR)
     500,000              6.00                       04/01/2022                         483,250
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series A (NR/Aa1)
     150,000              5.25                       07/01/2002                         153,311
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series C (NR/Aa1)
     205,000              4.75                       01/01/2001                         206,369
     500,000              4.90                       01/01/2002                         505,485
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series D (NR/Aa1)
     365,000              5.25                       01/01/2006                         372,475
     400,000              5.50                       01/01/2008                         411,080
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series E (NR/Aa1)
     390,000              4.38                       07/01/2000                         391,408
  Missouri State Fourth State Building GO Bonds Series A (AAA/Aaa)
     500,000              7.00                       04/01/2004                         547,805
     150,000              5.30                       08/01/2008                         152,794
     500,000              5.40                       08/01/2009                         512,440
  Missouri State GO Bonds Series A (AAA/Aaa)
     500,000              4.50                       08/01/2002                         502,660
     500,000              6.50                       08/01/2014                         518,940
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AA/Aa2)
     400,000              6.00                       05/15/2007                         419,472
     150,000              6.00                       05/15/2011                         155,689
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AMBAC-TRCS) (AAA/Aaa)
     500,000              5.15                       05/15/2010                         490,440
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
October 31, 1999

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Missouri State Health & Educational Facility Revenue Bonds (Central
   Institute for the Deaf) (AA/NR)
  $  500,000              5.85%                      01/01/2022                     $   477,285
  Missouri State Health & Educational Facility Revenue Bonds (Children
   Mercy Hosp.) (A+/NR)
     750,000              5.25                       05/15/2018                         673,650
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
   Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         479,430
  Missouri State Health & Educational Facility Revenue Bonds (prerefunded to 06/01/01) (MBIA) (AAA/Aaa)
     300,000              6.63                       06/01/2011                         316,743
  Missouri State Health & Educational Facility Revenue Bonds (The Barstow
   School) (NR/NR)
     405,000              4.75                       10/01/2010                         369,113
  Missouri State Health & Educational Facility Revenue Bonds Series B
   (Health Midwest) (MBIA) (AAA/Aaa)
     150,000              6.10                       06/01/2011                         156,500
  Missouri State Health & Educational Facility Washington University
   Revenue Bonds Series A (NR/Aa1)
     800,000              4.75                       08/15/2005                         799,944
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (AMT-Singlefam-Homeowner Loan A-2) (GNMA/FNMA) (AAA/NR)
     190,000              5.40                       03/01/2006                         192,421
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (AMT-Singlefam-Homeowner Loan B-2) (GNMA/FNMA) (AAA/NR)
     365,000              4.55                       03/01/2004                         359,770
     360,000              5.20                       03/01/2008                         356,857
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)
     165,000              5.50                       03/01/2006                         167,983
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C (GNMA/FNMA) (AAA/NR)
     190,000              4.80                       09/01/2001                         190,944
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C-2 (GNMA/FNMA) (AAA/NR)
     225,000              4.90                       03/01/2007                         219,445
  Missouri State Regal Convention & Sports Complex Authority Revenue Bonds
   (A+/Aa3)
     640,000              4.75                       08/15/2004                         638,605
     500,000              5.20                       08/15/2007                         501,195
  Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
     300,000              5.60                       08/01/2010                         309,306
  New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
     375,000              4.25                       12/01/2002                         372,533
     515,000              5.00                       12/01/2010                         498,386
     380,000              5.13                       12/01/2012                         365,446
  O'Fallon MO Certificate Participation (AMBAC) (AAA/NR)
     300,000              5.75                       12/01/2004                         313,521
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
  $  220,000              4.75%                      12/01/2011                     $   201,399
     575,000              4.95                       12/01/2013                         533,088
  Perry County Hospital Revenue Bonds (NR/NR)
     420,000              5.40                       06/01/2011                         387,290
  Platte County Missouri School District Park Hill GO Bonds (Student Aid
   Direct Deposit) (AA+/Aa1)
     500,000              5.20                       03/01/2009                         502,380
  Richmond Heights CTFS Partnership Capital Improvement Projects Series A
   Certificate Participation (MBIA) (AAA/Aaa)
     550,000              4.60                       02/15/2005                         543,120
     575,000              4.70                       02/15/2006                         565,150
  Rolla MO Recreational Center GO Bonds (AMBAC) (AAA/Aaa)
     500,000              4.80                       03/01/2007                         495,100
  Springfield GO Bonds (NR/Aa2)
     220,000              4.30                       03/01/2000                         220,328
  Springfield MO School Dist #12 Revenue Bonds Series B (FGIC) (AAA/Aaa)
     620,000              9.50                       03/01/2007                         790,661
  Springfield Public Building Corp. Leasehold Revenue Bonds (AAA/NR)
     225,000              4.50                       03/01/2008                         215,770
     250,000              4.85                       03/01/2010                         239,395
  St. Charles County Francis Howell School District GO Bonds (FGIC)
   (AAA/Aaa)
     700,000              4.60                       03/01/2004                         700,602
  St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
     890,000              5.00                       02/15/2016                         813,798
  St. Charles County MO Industrial Development Revenue Bonds (Housing
   Vanderbilt Apts) (NR/NR)
     350,000              5.00                       02/01/2029                         333,518
  St. Charles County MO School District (AAA/Aaa)
     400,000              5.05                       03/01/2019                         358,520
  St. Charles County MO School District GO Bonds Series A (AMBAC)
   (AAA/Aaa)
     150,000              5.75                       03/01/2011                         153,423
  St. Francois County MO School District R-III GO Bonds (AA+/NR)
     285,000              4.95                       03/01/2016                         257,121
  St. Louis Board of Education GO Bonds Series A (FGIC State Aid Direct
   Deposit) (AAA/Aaa)
     500,000              4.40                       04/01/2007                         483,995
  St. Louis Board of Education GO Bonds Series B (FGIC) (AAA/Aaa)
     905,000              5.50                       04/01/2010                         922,023
  St. Louis County MO Certificate Partnership (AA/Aa2)
     500,000              4.40                       05/15/2011                         456,075
  St. Louis County MO GO Bonds Series B (NR/Aaa)
     200,000              5.25                       02/01/2007                         202,718
     750,000              5.30                       02/01/2008                         761,310
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  St. Louis County MO Regal Convention & Sports Complex Authority Revenue
   Bonds Series C (NR/Aaa)
  $  530,000              7.90%                      08/15/2021                     $   591,210
  St. Louis County MO Rockwood School District Revenue Bonds (AA/Aa1)
     240,000              4.63                       02/01/2006                         237,612
     800,000              5.13                       02/01/2007                         812,264
  St. Louis County MO School District GO Bonds (FGIC) (AAA/Aaa)
     200,000              5.40                       04/01/2003                         205,688
  St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
     715,000              6.60                       02/15/2003                         760,746
     200,000              5.40                       02/15/2010                         205,338
  St. Louis County School District GO Bonds Parkway (NR/Aa3)
     300,000              7.00                       02/01/2000                         302,277
  St. Louis MO Airport Revenue Bonds (Lambert St. Louis International)
   Series B AMT (FGIC) (AAA/Aaa)
     395,000              6.00                       07/01/2009                         414,142
  St. Peters GO Bonds (NR/Aaa)
     500,000              7.20                       01/01/2009                         573,280
     150,000              5.80                       01/01/2010                         156,942
  St. Peters GO Bonds (FGIC) (NR/Aaa)
     350,000              7.20                       01/01/2008                         400,295
  University Missouri Development Foundation Power Leasehold Revenue Bonds
   (AAA/NR)
     500,000              5.75                       05/01/2013                         527,060
  University Missouri Health Facilities Revenue Bonds Series A (AMBAC)
   (AAA/Aaa)
     150,000              5.20                       11/01/2010                         147,659
  University of Missouri Systems Facilities Revenue Bonds (AA+/Aa2)
     250,000              4.60                       11/01/2000                         251,835
                                                                                    -----------
                                                                                     38,679,016
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (cost $40,732,687)                                                                $39,661,996
 ----------------------------------------------------------------------------------------------
  Short-Term Obligations # - 7.3%
  Missouri - 7.3%
  Kansas City MO Ind Dev Auth Revenue Bonds (A1+/NR)
  $  800,000              3.55%                      04/01/2027                     $   800,000
  Missouri State Health & Educational Facility Revenue Bonds (A1+/VMIG1)
     800,000              3.00                       06/01/2015                         800,000
  Missouri State Health & Educational Facility Revenue Bonds (Drury
   College) Series A (Chase Manhattan Bank LOC; Expire 8/21/01, Direct Pay
   100%) (NR/Aaa)
     300,000              3.55                       08/15/2021                         300,000
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Short-Term Obligations # - (continued)
  Missouri - (continued)
  Missouri State Health & Educational Facility Revenue Bonds (St. Francis
   Medical Center) Series A (Credit Local de France LOC; Expire 6/19/03,
   Direct Pay 100%) (A1+/NR)
  $1,100,000              3.50%                      06/01/2026                     $ 1,100,000
  Missouri State Health & Educational Facility Revenue Bonds (St. Louis
   University) Series B (Bank of America SPA; Expire 7/01/04) (A1+/VMIG1)
     100,000              3.55                       10/01/2024                         100,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (cost $3,100,000)                                                                 $ 3,100,000
 ----------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.5%
  State Street Bank and Trust Co.
  $  223,000              5.07%                      11/01/1999                     $   223,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $223,000)                                                                   $   223,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $44,055,687)                                                                $42,984,996
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   October 31, 1999.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:

  AMBAC --Insured by American Municipal Bond Assurance Corp.
  AMT   --Alternative Minimum Tax
  COP   --Certificate of Participation
  CTFS  --Certificates
  FGIC  --Insured by Financial Guaranty Insurance Co.
  FMNA  --Insured by Federal National Mortgage Association
  FSA   --Insured by Financial Security Assurance Co.
  GNMA  --Insured by Government National Mortgage Association
  GO    --General Obligation
  LOC   --Letter of Credit
  MBIA  --Insured by Municipal Bond Investors Assurance
  NR    --Not Rated
  TCRS  --Transferable Custodial Receipts
 ------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS
Statements of Assets and Liabilities
October 31, 1999

                                         Short-Term
                                         Government                   Balanced
                                            Fund       Bond Fund        Fund
 Assets:

  Investments in securities, at value
  (cost $118,628,692, $382,583,908,
  $116,019,466, $72,607,312,
  $350,035,999, $117,017,181,
  $109,504,109, $42,361,397 and
  $44,055,687, respectively)            $116,527,155  $372,490,596  $127,768,101
  Cash, at value                                 381           583           957
  Receivables:
   Investment securities sold, at
   value                                      19,176        23,497     3,275,223
   Dividends and interest, at value          938,447     3,954,279       763,609
   Fund shares sold                          326,428       665,529        89,659
  Deferred organization expenses, net          1,062         1,126         1,089
  Other                                          243         1,071           433
 -------------------------------------------------------------------------------
  Total assets                           117,812,892   377,136,681   131,899,071
 -------------------------------------------------------------------------------

 Liabilities:

  Payables:
   Investment securities purchased, at
   value                                          --            --     4,469,734
   Fund shares redeemed                      253,812       796,609       260,318
   Dividends and distributions               259,069       646,540            --
   Advisory fees                              24,149       162,016        65,093
   Administration fees                        15,235        48,599        15,922
   Shareowner servicing fees                   9,455        49,153        37,695
   Distribution fees-service shares            1,029         1,350         4,722
  Accrued expenses and other liabili-
  ties                                        65,216       131,319        65,297
 -------------------------------------------------------------------------------
  Total liabilities                          627,965     1,835,586     4,918,781
 -------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital                        119,238,277   384,081,398   110,190,937
  Accumulated undistributed net in-
  vestment income                             55,419       447,732       476,360
  Accumulated net realized gain (loss)
  on investment transactions and
  foreign currency transactions               (7,232)      865,277     4,564,358
  Net unrealized gain (loss) on in-
  vestments and translation of assets
  and liabilities denominated in for-
  eign currency                           (2,101,537)  (10,093,312)   11,748,635
 -------------------------------------------------------------------------------
  NET ASSETS                            $117,184,927  $375,301,095  $126,980,290
 -------------------------------------------------------------------------------

 Shares Outstanding:

  Total shares outstanding, no par
  value (unlimited number of shares
  authorized):
   Institutional Shares                    6,431,860    20,151,163     4,913,263
   Service Shares                             56,577        63,571       108,256
  Institutional Shares: Net asset
  value and maximum public offering
  price per share (net assets/shares
  outstanding)                          $      18.06  $      18.57  $      25.29
  Service Shares: Net asset value per
  share (net assets/shares outstand-
  ing)                                  $      18.07  $      18.57  $      25.27
   Maximum public offering price per
   share(a)                             $      18.44  $      19.24  $      26.19
 -------------------------------------------------------------------------------

 (a) For the Short-Term Government Fund, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds (ex-cluding National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), the maximum public offering price per share is calculated as (NAV per share x 1.0363).

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                          National      Missouri
                                                          Tax-Free      Tax-Free
  Growth and                    MidCap    International Intermediate  Intermediate
  Income Fund   Growth Fund      Fund      Equity Fund   Bond Fund     Bond Fund

  $75,566,527   $463,433,234 $150,640,011  $131,454,044  $41,433,775   $42,984,996
          279            340          937       477,909           --           376
    1,252,651             --      682,087       838,497      101,515       179,827
      103,193        234,506       19,549       158,625      627,249       586,694
       76,310      2,145,773      364,921       825,810       44,000        28,000
        9,336          1,160        1,064         1,052        3,287         3,274
          337          1,574          273        99,594          156           134
 ----------------------------------------------------------------------------------
   77,008,633    465,816,587  151,708,842   133,855,531   42,209,982    43,783,301
 ----------------------------------------------------------------------------------



    1,167,814      4,295,243    4,084,933     4,939,219    1,553,329       985,490
      127,247        551,887      160,890       157,599      141,956        10,000
           --             --           --            --       92,643       103,365
       44,719        280,394       89,949        97,384       11,341        14,821
        8,947         56,079       17,997        15,265        5,193         5,502
       10,464         93,402       16,480         9,850           --            --
        1,299         15,141        2,807           740           --            --
       68,363        133,244       59,596       118,542      162,988        22,775
 ----------------------------------------------------------------------------------
    1,428,853      5,425,390    4,432,652     5,338,599    1,967,450     1,141,953
 ----------------------------------------------------------------------------------


   76,417,277    298,650,428   90,406,577    99,664,857   41,121,987    43,679,034
       26,391             --           --       279,028       26,798        27,935
   (3,823,103)    48,343,534   23,246,783     6,630,089       21,369         5,070
    2,959,215    113,397,235   33,622,830    21,942,958     (927,622)   (1,070,691)
 ----------------------------------------------------------------------------------
  $75,579,780   $460,391,197 $147,276,190  $128,516,932  $40,242,532   $42,641,348
 ----------------------------------------------------------------------------------



    3,485,571     11,661,074    3,590,812     4,673,700    2,205,663     2,360,087
       46,182        380,056       85,130        18,285           --            --
  $     21.40   $      38.24 $      40.07  $      27.39  $     18.24   $     18.07
  $     21.41   $      38.07 $      39.75  $      27.30           --            --
  $     22.19   $      39.45 $      41.19  $      28.29           --            --
 ----------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Operations
For the Year Ended October 31, 1999

                                          Short-Term
                                          Government                  Balanced
                                             Fund       Bond Fund       Fund
  Investment Income:
  Interest                                $ 6,264,104  $ 24,256,627  $4,337,078
  Dividends(a)                                     --            --     763,828
 -------------------------------------------------------------------------------
  Total income                              6,264,104    24,256,627   5,100,906
 -------------------------------------------------------------------------------
  Expenses:
  Advisory fees                               494,601     1,769,193   1,327,241
  Administration fees                         148,379       530,758     199,089
  Shareowner servicing fees                    45,189       197,609     172,534
  Transfer agent fees                          63,796        77,078      86,534
  Custodian fees                               65,646        85,466      83,238
  Professional fees                            16,928        62,768      23,921
  Registration fees                            43,110        62,111      41,530
  Trustee fees                                  1,797         6,951       2,702
  Distribution fees-Service Shares              2,576         2,825       7,178
  Amortization of deferred organization
  expenses.                                     9,968        10,578      10,187
  Other                                        16,732        62,639      19,736
 -------------------------------------------------------------------------------
  Total expenses                              908,722     2,867,976   1,973,890
 -------------------------------------------------------------------------------
  Less -- expenses reimbursed and fees
  waived                                     (233,497)           --    (466,903)
 -------------------------------------------------------------------------------
  Net expenses                                675,225     2,867,976   1,506,987
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)              5,588,879    21,388,651   3,593,919
 -------------------------------------------------------------------------------
  Realized and unrealized gain (loss) on
  investment and foreign currency trans-
  actions:
  Net realized gain (loss) from:
  Investment transactions                      (7,178)    1,193,228   4,617,346
  Foreign currency related transactions            --            --          --
  Net change in unrealized gain (loss)
  on:
  Investments                              (3,616,622)  (21,271,439)  1,416,483
  Translation of assets and liabilities
  denominated in foreign currencies                --            --          --
 -------------------------------------------------------------------------------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                   (3,623,800)  (20,078,211)  6,033,829
 -------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $ 1,965,079  $  1,310,440  $9,627,748
 -------------------------------------------------------------------------------

 (a) Amount is net of $2,558, $5,979, $37,618, $2,116 and $223,385 respective-
     ly, for the Balanced, Growth and Income, Growth, MidCap and International Equity Fund in withholding taxes.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                            National      Missouri
                                           International    Tax-Free      Tax-Free
   Growth and      Growth       MidCap        Equity      Intermediate  Intermediate
   Income Fund      Fund         Fund          Fund        Bond Fund     Bond Fund
   $    31,438   $ 1,203,681  $   308,956    $   186,044   $ 1,780,850   $ 1,823,448
     1,550,409     3,361,784      442,044      1,911,730            --            --
 ------------------------------------------------------------------------------------
     1,581,847     4,565,465      751,000      2,097,774     1,780,850     1,823,448
 ------------------------------------------------------------------------------------
       653,007     3,583,753    1,106,384      1,628,135       193,766       200,106
       130,601       716,750      221,277        162,812        58,129        60,031
        52,213       406,422       99,266         50,117            --            --
        60,882       137,652      100,472         74,523        27,955        26,058
        44,385        80,682       56,401        242,103        48,680        46,660
        20,753        87,646       26,621         21,749         8,288         7,779
        23,852        40,659       36,542         34,971         3,897         7,819
         2,098         9,300        3,000          2,399           901           900
         2,947        33,139        6,160          1,257            --            --
            --        10,800        9,906          9,840        10,687        10,665
        14,997        69,648       21,756         18,103         6,762         6,784
 ------------------------------------------------------------------------------------
     1,005,735     5,176,451    1,687,785      2,246,009       359,065       366,802
 ------------------------------------------------------------------------------------
            --            --           --       (582,116)      (87,793)     (106,669)
 ------------------------------------------------------------------------------------
     1,005,735     5,176,451    1,687,785      1,663,893       271,272       260,133
 ------------------------------------------------------------------------------------
       576,112      (610,986)    (936,785)       433,881     1,509,578     1,563,315
 ------------------------------------------------------------------------------------
    (3,794,493)   48,947,726   23,720,190      8,312,780        21,369         5,120
            --            --           --       (116,538)           --            --
     4,583,016    30,096,197   14,562,053     11,141,964    (2,046,587)   (2,061,534)
            --            --           --        (19,364)           --            --
 ------------------------------------------------------------------------------------
       788,523    79,043,923   38,282,243     19,318,842    (2,025,218)   (2,056,414)
 ------------------------------------------------------------------------------------
   $ 1,364,635   $78,432,937  $37,345,458    $19,752,723   $  (515,640)  $  (493,099)
 ------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1999

                                       Short-Term
                                       Government                   Balanced
                                          Fund       Bond Fund        Fund
  From operations:
  Net investment income (loss)        $  5,588,879  $ 21,388,651  $  3,593,919
  Net realized gain (loss) on
  investments and foreign currency
  related transactions                      (7,178)    1,193,228     4,617,346
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                            (3,616,622)  (21,271,439)    1,416,483
 ------------------------------------------------------------------------------
  Net Increase (decrease) in net
  assets resulting from operations       1,965,079     1,310,440     9,627,748
 ------------------------------------------------------------------------------
  Distributions to Shareholders:
  From net investment income
  Institutional Shares                  (5,506,354)  (21,322,484)   (3,446,941)
  Service Shares                           (55,661)      (65,548)      (69,451)
  From net realized gain on
  investment transactions
  Institutional Shares                     (47,999)   (3,616,243)  (13,708,760)
  Service Shares                              (693)      (12,411)     (298,062)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (5,610,707)  (25,016,686)  (17,523,214)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares          99,593,163   163,869,981    33,364,727
  Reinvestment of dividends and
  distributions                          3,659,370    16,796,721    17,475,887
  Cost of shares redeemed              (52,927,680)  (88,113,992)  (42,276,072)
 ------------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from share
  transactions                          50,324,853    92,552,710     8,564,542
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)             46,679,225    68,846,464       669,076
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of year                     70,505,702   306,454,631   126,311,214
 ------------------------------------------------------------------------------
  End of year                         $117,184,927  $375,301,095  $126,980,290
 ------------------------------------------------------------------------------
  Accumulated undistributed net
  investment income                   $     55,419  $    447,732  $    476,360
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                 National      Missouri
                                                                 Tax-Free      Tax-Free
     Growth and                      MidCap     International  Intermediate  Intermediate
    Income Fund     Growth Fund       Fund       Equity Fund    Bond Fund     Bond Fund
    $    576,112   $    (610,986) $   (936,785)  $    433,881   $ 1,509,578  $  1,563,315
      (3,794,493)     48,947,726    23,720,190      8,196,242        21,369         5,120
       4,583,016      30,096,197    14,562,053     11,122,600    (2,046,587)   (2,061,534)
 -----------------------------------------------------------------------------------------
       1,364,635      78,432,937    37,345,458     19,752,723      (515,640)     (493,099)
 -----------------------------------------------------------------------------------------
        (573,720)       (151,250)           --       (447,364)   (1,509,578)   (1,563,355)
          (4,883)             --            --           (952)           --            --
      (1,000,492)    (60,788,010)   (7,035,654)            --      (282,626)     (185,341)
         (14,161)     (1,370,831)      (63,725)            --            --            --
 -----------------------------------------------------------------------------------------
      (1,593,256)    (62,310,091)   (7,099,379)      (448,316)   (1,792,204)   (1,748,696)
 -----------------------------------------------------------------------------------------
      31,324,695     164,584,725    42,483,286     48,107,117    16,441,369    21,667,860
       1,053,891      53,058,451     5,038,648        303,849       316,392       355,572
     (50,560,491)   (192,136,802)  (70,763,234)   (40,738,397)   (7,735,169)  (11,191,281)
 -----------------------------------------------------------------------------------------
     (18,181,905)     25,506,374   (23,241,300)     7,672,569     9,022,592    10,832,151
 -----------------------------------------------------------------------------------------
     (18,410,526)     41,629,220     7,004,779     26,976,976     6,714,748     8,590,356
 -----------------------------------------------------------------------------------------
      93,990,306     418,761,977   140,271,411    101,539,956    33,527,784    34,050,992
 -----------------------------------------------------------------------------------------
    $ 75,579,780   $ 460,391,197  $147,276,190   $128,516,932   $40,242,532  $ 42,641,348
 -----------------------------------------------------------------------------------------
    $     26,391   $          --  $         --   $    279,028   $    26,798  $     27,935
 -----------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1998

                                       Short-Term
                                       Government                   Balanced
                                          Fund       Bond Fund        Fund
  From operations:
  Net investment income (loss)        $  3,383,938  $ 15,691,122  $  2,750,156
  Net realized gain (loss) on
  investments and foreign currency
  transactions                             228,646     3,849,016    14,126,371
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                               887,152     2,052,158    (6,792,419)
 ------------------------------------------------------------------------------
  Net Increase (decrease) in net
  assets resulting from operations       4,499,736    21,592,296    10,084,108
 ------------------------------------------------------------------------------
  Distributions to Shareholders:
  From net investment income:
  Institutional Shares                  (3,391,516)  (15,642,257)   (2,649,664)
  Service Shares                           (33,839)      (48,371)      (43,961)
  From net realized gain on
  investment transactions:
  Institutional Shares                          --            --    (5,448,631)
  Service Shares                                --            --       (66,436)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (3,425,355)  (15,690,628)   (8,208,692)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares          35,857,008   124,804,997    38,746,251
  Reinvestment of dividends and
  distributions                          2,152,678    10,910,976     8,137,190
  Cost of shares redeemed              (17,868,414)  (53,704,627)  (29,448,504)
 ------------------------------------------------------------------------------
  Net increase in net assets
  resulting from share transactions     20,141,272    82,011,346    17,434,937
 ------------------------------------------------------------------------------
  TOTAL INCREASE                        21,215,653    87,913,014    19,310,353
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of year                     49,290,049   218,541,617   107,000,861
 ------------------------------------------------------------------------------
  End of year                         $ 70,505,702  $306,454,631  $126,311,214
 ------------------------------------------------------------------------------
  Accumulated undistributed net
  investment income                   $     22,304  $    109,912  $    271,260
 ------------------------------------------------------------------------------

 (a) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                National      Missouri
                                                                Tax-Free      Tax-Free
     Growth and                     MidCap     International  Intermediate  Intermediate
    Income Fund    Growth Fund       Fund       Equity Fund   Bond Fund(a)  Bond Fund(a)
    $    660,152   $    779,020  $   (770,517)  $    426,296   $ 1,124,055   $ 1,135,027
         986,021     62,159,771     6,782,606     (1,583,499)      282,675       185,385
      (4,499,448)    (7,637,153)   (3,186,658)     6,493,395       484,832       536,591
 ----------------------------------------------------------------------------------------
      (2,853,275)    55,301,638     2,825,431      5,336,192     1,891,562     1,857,003
 ----------------------------------------------------------------------------------------

        (649,065)      (672,603)           --       (284,322)   (1,124,055)   (1,135,027)
          (7,017)        (1,362)           --           (617)           --            --

         (96,153)   (22,597,342)   (6,316,543)    (2,052,413)           --       (18,974)
          (4,884)      (384,442)      (36,686)        (6,198)           --            --
 ----------------------------------------------------------------------------------------
        (757,119)   (23,655,749)   (6,353,229)    (2,343,550)   (1,124,055)   (1,154,001)
 ----------------------------------------------------------------------------------------

      67,766,474    104,822,029    54,499,447     38,959,432    11,904,162    13,626,116
         524,039     20,792,178     4,591,678      1,660,206       149,809       193,371
     (18,451,256)   (88,029,529)  (28,392,384)   (20,576,242)   (4,574,500)   (4,905,167)
 ----------------------------------------------------------------------------------------
      49,839,257     37,584,678    30,698,741     20,043,396     7,479,471     8,914,320
 ----------------------------------------------------------------------------------------
      46,228,863     69,230,567    27,170,943     23,036,038     8,246,978     9,617,322
 ----------------------------------------------------------------------------------------
      47,761,443    349,531,410   113,100,468     78,503,918    25,280,806    24,433,670
 ----------------------------------------------------------------------------------------
    $ 93,990,306   $418,761,977  $140,271,411   $101,539,956   $33,527,784   $34,050,992
 ----------------------------------------------------------------------------------------
    $     32,869   $    151,592  $         --   $    347,428   $    21,096   $    22,171
 ----------------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements
October 31, 1999
 1. ORGANIZATION

 The Commerce Funds (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of nine portfo-lios (individually, a "Fund" and collectively, the "Funds"): Short-Term Gov-ernment Fund, Bond Fund, Balanced Fund, Growth and Income Fund, Growth Fund, MidCap Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund (formerly National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund, respectively). Each of the Funds offers two classes of shares, Institutional Shares and Service Shares (except National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund which only offer Institutional Shares). Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund, which is registered as non-diversified under the 1940 Act.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by an independent pricing service, broker / dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust's Board of Trustees.
   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks in-clude revaluation of currencies, high rates of inflation, repatriation re-strictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liq-uid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

 B. Security Transactions and Dividend Income -- Security transactions are re-corded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which a Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend.

 C. Premiums and Discounts on Debt Securities Owned -- The National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, MidCap and International Eq-uity Funds accrete market discounts and amortize premiums on a yield to matu-rity basis. The Short-Term Government, Bond, Balanced and Growth and Income Funds do not accrete market discounts or amortize premiums on long-term debt securities.
   The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or de-crease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC

                                                                 COMMERCE FUNDS
 securities is initially recorded based on estimates of principal paydowns us-ing the most recent OID factors available from the issuer. Recorded amortiza-tion amounts are adjusted when actual OID factors are received.

 D. Foreign Currency Translations -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign invest-ments, income and expenses are converted into U.S. dollars based upon cur-rency exchange rates prevailing on the respective dates of such transactions.
   Net realized gain (loss) on foreign currency transactions represent: (i) foreign exchange gains and losses from the sale of foreign currencies; (ii) foreign exchange gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) foreign exchange gains and losses from the difference between amounts of div-idends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabili-ties.

 E. Forward Foreign Currency Exchange Contracts -- The International Equity Fund may enter into forward foreign currency exchange contracts for the pur-chase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio posi-tions. The Fund may also purchase and sell forward contracts to seek to in-crease total return. All commitments are "marked-to-market" daily at the applicable translation rates. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 F. Segregation Transactions -- The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency ex-change contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liq-uid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

 G. Repurchase Agreements -- During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying se-curities for all repurchase agreements are held in safekeeping in the custom-er-only account, at the Funds' custodian, or at sub-custodians.

 H. Dividend Distributions to Shareholders -- Dividends from net investment income are declared daily and paid monthly by the Short-Term Government, Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds; declared and paid quarterly by the Balanced, Growth and Income and Growth Funds; and declared and paid annually by the MidCap and Interna-tional Equity Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least an-nually. Distributions to shareholders are recorded on the ex-dividend date.

 I. Deferred Organization Expenses -- Organization costs are being amortized on a straight-line basis over a period of five years beginning with the com-mencement of each Fund's operations.

 J. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative average daily net assets for the period. Service Class share-holders bear all expenses and fees relating to the Distribution Plan.

 K. Federal Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-ex-empt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 1999
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, de-pending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
   As of the Trust's most recent tax year-end, the Short-Term Government and Growth and Income Funds had capital loss carryforwards for U.S. federal in-come tax purposes. These amounts are available to be carried forward to off-set future capital gains of the Funds to the extent permitted by applicable laws or regulations.

 Fund                                 Amount                           Year of Expiration
 ----------------------------------------------------------------------------------------
 Short-Term Government              $    7,232                                       2007
 ----------------------------------------------------------------------------------------
 Growth and Income                   3,823,103                                       2007
 ----------------------------------------------------------------------------------------

   At October 31, 1999, the Fund's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                                                              Net
                                              Gross           Gross        Unrealized
  Fund                        Tax Cost   Unrealized Gain Unrealized Loss  Gain (Loss)
 --------------------------------------------------------------------------------------
  Short-Term Government     $118,628,692    $    167,113    $ (2,268,650) $ (2,101,537)
 --------------------------------------------------------------------------------------
  Bond                       382,583,908       3,142,511     (13,235,823)  (10,093,312)
 --------------------------------------------------------------------------------------
  Balanced                   116,019,466      15,573,586      (3,824,951)   11,748,635
 --------------------------------------------------------------------------------------
  Growth and Income           72,607,312       6,354,159      (3,394,944)    2,959,215
 --------------------------------------------------------------------------------------
  Growth                     350,035,999     133,825,513     (20,428,278)  113,397,235
 --------------------------------------------------------------------------------------
  MidCap                     117,079,359      36,608,183      (3,047,531)   33,560,652
 --------------------------------------------------------------------------------------
  International Equity       109,638,280      26,149,708      (4,333,944)   21,815,764
 --------------------------------------------------------------------------------------
  National Tax-Free Inter-
  mediate Bond                42,361,397         156,218      (1,083,840)     (927,622)
 --------------------------------------------------------------------------------------
  Missouri Tax-Free Inter-
  mediate Bond                44,055,687         136,868      (1,207,559)   (1,070,691)
 --------------------------------------------------------------------------------------

                                                                 COMMERCE FUNDS
 3. AGREEMENTS

 The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund's average daily net assets. For the year ended October 31, 1999, the advisor has voluntarily agreed to waive a portion of its advisory fee for certain portfolios. The contractual annual rate, actual annual rate and waiver amount are listed below.

                                                                  Waiver
                                       Contractual   Actual    --------------
  Fund                                 Annual Rate Annual Rate Rate   Amount
 ----------------------------------------------------------------------------
  Short-Term Government                   0.50%       0.30%    0.20% $197,844
 ----------------------------------------------------------------------------
  Bond                                    0.50        0.50      --        --
 ----------------------------------------------------------------------------
  Balanced                                1.00        0.66     0.34   444,964
 ----------------------------------------------------------------------------
  Growth and Income                       0.75        0.75      --        --
 ----------------------------------------------------------------------------
  Growth                                  0.75        0.75      --        --
 ----------------------------------------------------------------------------
  MidCap                                  0.75        0.75      --        --
 ----------------------------------------------------------------------------
  International Equity                    1.50        0.96     0.54   582,116
 ----------------------------------------------------------------------------
  National Tax-Free Intermediate Bond     0.50        0.35     0.15    58,130
 ----------------------------------------------------------------------------
  Missouri Tax-Free Intermediate Bond     0.50        0.30     0.20    80,043
 ----------------------------------------------------------------------------

   Effective May 1, 1999, the Advisor reduced its waiver to .30% of average daily net assets of the Balanced Fund. Prior thereto, the waived portion of its advisory fee was .37% of average daily net assets.
   As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with Rowe Price-Fleming International, Inc. (the "Sub-Advisor") whereby the Sub-Advisor manages the investment assets of the Inter-national Equity Fund. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

           Average Daily Net
           Assets              Annual Rate
           -------------------------------
           First $20 million          .75%
           -------------------------------
           Next $30 million           .60
           -------------------------------
           Over $50 million           .50
           -------------------------------

   In addition, when the International Equity Fund's average net assets reach $200 million, the Sub-Advisor has agreed to waive fees in excess of 0.50% of the average daily net assets of the Fund.
   In addition, for the year ended October 31, 1999, the Advisor has voluntar-ily agreed to reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) to the extent that such ex-penses exceed, on an annualized basis, .68%, .88%, 1.13%, 1.20%, 1.13%, 1.72%
 and .65% of average net assets of the Short-Term Government, Bond, Balanced, Growth and Income, Growth, International Equity and Missouri Tax-Free Inter-mediate Bond Funds, respectively. Effective February 6, 1998, the Advisor has voluntarily agreed to reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) for the National Tax-Free Intermediate Bond Fund to the extent that such expenses exceed, on an annualized basis .70% of average net assets. Prior thereto, the expense limi-tation was .85% of average net assets. The effect of these reimbursements by the Advisor for the year ended October 31, 1999 was to reduce

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 1999
 expenses by $35,653, $21,939, $29,663 and $26,626 for the Short-Term Govern-ment, Balanced, National Tax-Free Intermediate Bond and Missouri Tax-Free In-termediate Bond Funds, respectively. The amount reimbursable to the Short-Term Government, Balanced and National Tax-Free Intermediate Bond Funds at October 31, 1999, was $6,318, $9,204 and $775, respectively, and are netted in "Advisory fees payable" in the accompanying Statements of Assets and Lia-bilities.
   As of September 1, 1999, Goldman, Sachs & Co. established a new operating division named the Investment Management Division. This newly created entity includes Goldman Sachs Asset Management ("GSAM"). GSAM serves as the Trust's administrator, pursuant to an Administration Agreement. Under the Administra-tion Agreement, GSAM administers the Trust's business affairs. As compensa-tion for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund.
   Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge imposed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund is 2.00%; for all other Funds' Service Shares, the maximum sales charge is 3.50%. Effective No-vember 1, 1998, the 3.50% sales charge was removed from Institutional Shares of the National Tax-Free Intermediate Bond and the Missouri Tax-Free Interme-diate Bond Funds. Goldman Sachs has advised the Trust that it has retained approximately $18,000 on the sale of shares of the Funds for the year ended October 31, 1999.
   The Trust, on behalf of each Fund (except the National Tax-Free Intermedi-ate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), has adopted a Distribution Plan for the Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the distribution plan, payments by each Fund for distribution expenses may not exceed .25% (annualized) of the average daily net assets of the Fund's Service Shares.
   Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render share-holder administration support services. For these services, the Service Orga-nizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations.

 4. INVESTMENT TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the year ended October 31, 1999, were as follows:

                                               Purchases       Sales or
                              Purchase of     (excluding     maturities of  Sales or maturities
                            U.S. Government U.S. Government U.S. Government     (excluding
                              and agency      and agency      and agency    U.S. Government and
                              obligations    obligations)     obligations   agency obligations)
 ----------------------------------------------------------------------------------------------
  Short-Term Government         $37,608,876     $10,703,258     $14,538,242         $ 7,123,481
 ----------------------------------------------------------------------------------------------
  Bond Fund                      71,766,683      84,851,791      44,486,142          32,771,525
 ----------------------------------------------------------------------------------------------
  Balanced Fund                  19,430,402      55,537,121      14,383,571          62,648,889
 ----------------------------------------------------------------------------------------------
  Growth and Income Fund                 --      55,582,297              --          74,355,408
 ----------------------------------------------------------------------------------------------
  Growth Fund                            --     158,012,388              --         194,499,640
 ----------------------------------------------------------------------------------------------
  MidCap Fund                            --     138,093,603              --         164,056,224
 ----------------------------------------------------------------------------------------------
  International Equity
  Fund                                   --      36,664,171              --          33,648,162
 ----------------------------------------------------------------------------------------------
  National Tax-Free Inter-
  mediate Bond Fund                      --      20,719,560              --          13,124,173
 ----------------------------------------------------------------------------------------------
  Missouri Tax-Free Inter-
  mediate Bond Fund                      --      16,508,440              --           7,719,810
 ----------------------------------------------------------------------------------------------

                                                                 COMMERCE FUNDS
 5. CONCENTRATION OF RISK

 Under normal conditions, the Missouri Tax-Free Intermediate Bond and National Tax-Free Intermediate Bond Funds will invest at least 80% of their net assets in tax-exempt securities. Although they do not expect to do so, the Funds may invest up to 20% of their net assets in private activity bonds that may sub-ject certain investors to the federal alternative minimum tax.
   In addition, the Missouri Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt obligations of issuers located in the State of Missouri. The National Tax-Free Intermediate Bond Fund invests substantially in debt securities issued by or on behalf of states, territories and possessions of the U.S. The issuers' abilities to meet their obligations may be affected by the states' economic and political developments.
   Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

 6. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Short-Term Government Fund reclassified $6,201 from paid-in capital and $50 from accumulated net real-ized gain on investment to accumulated undistributed net investment income. Bond Fund reclassified $5,724 from paid-in capital and $331,477 from accumu-lated net realized gain on investment to accumulated undistributed net in-vestment income. Balanced Fund reclassified $5,549 from paid-in capital and $122,024 from accumulated net realized gain on investment to accumulated un-distributed net investment income. Growth and Income Fund reclassified $3,987 and $12 from accumulated undistributed net investment income and accumulated net realized gain on investment to paid-in capital. Growth Fund reclassified $5,842 from paid-in capital and $604,802 from accumulated net realized gain on investment to accumulated undistributed net investment income. MidCap Fund reclassified $780,043 from paid-in capital and $156,742 from accumulated net realized gain on investment to accumulated undistributed net investment in-come. International Equity Fund reclassified $53,965 from accumulated net in-vestment income and $14,531 from paid-in capital to accumulated net investment gain. National Tax-Free Intermediate Bond Fund reclassified $5,785 from paid-in capital to accumulated net realized gain on investment of $83 and $5,702 of accumulated undistributed net investment income. Missouri Tax-Free Intermediate Bond Fund reclassified $5,799 from paid-in capital and $5 from accumulated net realized gain on investment to accumulated undistributed net investment income.
   These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 1999
 7. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:

                                    Short-
                             Term Government Fund            Bond Fund
                            ------------------------  ------------------------
                                Shares       Dollars      Shares       Dollars

 For the Year Ended October 31, 1999

 Institutional Shares
 Shares sold                 5,324,843  $ 97,584,178   8,522,605  $163,524,792
 Reinvestment of dividends
and distributions              198,345     3,625,923     873,736    16,727,317
 Shares repurchased         (2,793,935)  (50,976,935) (4,634,455)  (87,897,150)
                                -----------------------------------------------
                             2,729,253    50,233,166   4,761,886    92,354,959
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                   108,982     2,008,985      18,010       345,189
 Reinvestment of dividends
and distributions                1,825        33,447       3,621        69,404
 Shares repurchased           (105,731)   (1,950,745)    (11,402)     (216,842)
                                -----------------------------------------------
                                 5,076        91,687      10,229       197,751
 ------------------------------------------------------------------------------
 NET INCREASE (DECREASE)     2,734,329  $ 50,324,853   4,772,115  $ 92,552,710
 ------------------------------------------------------------------------------


 For the Year Ended October 31, 1998

 Institutional Shares
 Shares sold                1,903,333  $ 35,298,819   6,349,549  $124,463,979
 Reinvestment of dividends
and distributions             114,766     2,127,602     552,687    10,866,284
 Shares repurchased          (959,304)  (17,791,072) (2,720,225)  (53,619,651)
                                ----------------------------------------------
                            1,058,795    19,635,349   4,182,011    81,710,612
 -----------------------------------------------------------------------------
 Service Shares
 Shares sold                   29,958       558,189      17,372       341,018
 Reinvestment of dividends
and distributions               1,352        25,076       2,273        44,692
 Shares repurchased            (4,168)      (77,342)     (4,350)      (84,976)
                                ----------------------------------------------
                               27,142       505,923      15,295       300,734
 -----------------------------------------------------------------------------
 NET INCREASE               1,085,937  $ 20,141,272   4,197,306  $ 82,011,346
 -----------------------------------------------------------------------------

                                                                 COMMERCE FUNDS


     Balanced Fund         Growth and Income Fund          Growth Fund
-------------------------  ------------------------  -------------------------
     Shares       Dollars      Shares       Dollars      Shares        Dollars


  1,256,913  $ 32,435,728   1,413,116  $ 31,187,726   4,120,844  $ 158,670,973
    686,412    17,127,136      48,213     1,035,320   1,466,203     51,701,347
 (1,605,963)  (41,312,525) (2,239,584)  (50,030,942) (4,893,060)  (190,127,841)
-------------------------------------------------------------------------------
    337,362     8,250,339    (778,255)  (17,807,896)    693,987     20,244,479
-------------------------------------------------------------------------------
     35,703       928,999       6,081       136,969     153,499      5,913,752
     13,993       348,751         865        18,571      38,598      1,357,104
    (37,465)     (963,547)    (23,575)     (529,549)    (52,465)    (2,008,961)
-------------------------------------------------------------------------------
     12,231       314,203     (16,629)     (374,009)    139,632      5,261,895
-------------------------------------------------------------------------------
    349,593  $  8,564,542    (794,884) $(18,181,905)    833,619  $  25,506,374
-------------------------------------------------------------------------------




  1,363,665  $ 37,176,250   2,886,337  $ 66,921,460   2,754,076  $ 101,540,731
    300,769     8,031,502      22,352       515,244     588,450     20,410,434
 (1,054,815)  (29,167,152)   (715,652)  (16,381,268) (2,329,380)   (87,122,002)
-------------------------------------------------------------------------------
    609,619    16,040,600   2,193,037    51,055,436   1,013,146     34,829,163
-------------------------------------------------------------------------------
     57,190     1,570,001      35,269       845,014      87,121      3,281,298
      3,950       105,688         379         8,795      11,026        381,744
    (10,832)     (281,352)    (91,504)   (2,069,988)    (24,603)      (907,527)
-------------------------------------------------------------------------------
     50,308     1,394,337     (55,856)   (1,216,179)     73,544      2,755,515
-------------------------------------------------------------------------------
    659,927  $ 17,434,937   2,137,181  $ 49,839,257   1,086,690  $  37,584,678
-------------------------------------------------------------------------------

COMMERCE FUNDS

October 31, 1999

 7. SUMMARY OF SHARE TRANSACTIONS (continued)



                                                    MidCap Fund
                                              -------------------------
                                                  Shares       Dollars

 For the year ended October 31, 1999

 Institutional Shares
 Shares sold                                   1,126,851  $ 40,683,097
 Reinvestment of dividends and distributions     148,906     4,974,933
 Shares repurchased                           (1,953,751)  (70,571,822)
                                              -------------------------
                                                (677,994)  (24,913,792)
 ----------------------------------------------------------------------
 Service Shares
 Shares sold                                      50,321     1,800,189
 Reinvestment of dividends and distributions       1,918        63,715
 Shares repurchased                               (5,267)     (191,412)
                                              -------------------------
                                                  46,972     1,672,492
 ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                        (631,022) $(23,241,300)
 ----------------------------------------------------------------------



 For the year ended October 31, 1998

 Institutional Shares
 Shares sold                                   1,567,306  $ 53,751,656
 Reinvestment of dividends and distributions     136,501     4,555,044
 Shares repurchased                             (839,957)  (28,264,874)
                                              -------------------------
                                                 863,850    30,041,826
 ----------------------------------------------------------------------
 Service Shares
 Shares sold                                      20,737       747,791
 Reinvestment of dividends and distributions       1,101        36,634
 Shares repurchased                               (3,660)     (127,510)
                                              -------------------------
                                                  18,178       656,915
 ----------------------------------------------------------------------
 NET INCREASE                                    882,028  $ 30,698,741
 ----------------------------------------------------------------------

                                                                 COMMERCE FUNDS


                                National Tax-Free        Missouri Tax-Free
 International Equity Fund    Intermediate Bond Fund   Intermediate Bond Fund
----------------------------  -----------------------  -----------------------
      Shares         Dollars     Shares       Dollars     Shares       Dollars


   1,820,690  $   46,399,339    867,967  $ 16,441,369  1,155,718  $ 21,667,860
      12,621         302,904     16,862       316,392     19,118       355,572
  (1,558,848)    (39,065,251)  (413,480)   (7,735,169)  (600,753)  (11,191,281)
-------------------------------------------------------------------------------
     274,463       7,636,992    471,349     9,022,592    574,083    10,832,151
-------------------------------------------------------------------------------
      68,876       1,707,778         --            --         --            --
          39             945         --            --         --            --
     (67,189)     (1,673,146)        --            --         --            --
-------------------------------------------------------------------------------
       1,726          35,577         --            --         --            --
-------------------------------------------------------------------------------
     276,189  $    7,672,569    471,349  $  9,022,592    574,083  $ 10,832,151
-------------------------------------------------------------------------------




   1,685,123  $   38,758,637    624,858  $ 11,904,162    723,684  $ 13,626,116
      75,866       1,653,469      7,857       149,809     10,270       193,971
    (902,867)    (20,520,621)  (239,516)   (4,574,500)  (260,635)   (4,905,167)
-------------------------------------------------------------------------------
     858,122      19,891,485    393,199     7,479,471    473,319     8,914,920
-------------------------------------------------------------------------------
       8,322         200,795         --            --         --            --
         309           6,737         --            --         --            --
      (2,521)        (55,621)        --            --         --            --
-------------------------------------------------------------------------------
       6,110         151,911         --            --         --            --
-------------------------------------------------------------------------------
     864,232  $   20,043,396    393,199  $  7,479,471    473,319  $  8,914,920
-------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from         Distributions
                                      investment operations(a)   to shareholders
                                      ------------------------- ------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 SHORT-TERM GOVERNMENT FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $18.78     $1.04        $(0.71)      $(1.04)   $(0.01)
  Service Shares              18.79      1.00         (0.72)       (0.99)    (0.01)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        18.47      1.10          0.32        (1.11)       --
  Service Shares              18.48      1.06          0.31        (1.06)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        18.43      1.11          0.04        (1.11)       --
  Service Shares (com-
  menced January 2, 1997)     18.37      0.92          0.11        (0.92)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.83      1.09         (0.18)       (1.09)    (0.22)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      1.06          0.83        (1.06)       --
 BOND FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $19.84     $1.16        $(1.04)      $(1.16)   $(0.23)
  Service Shares              19.85      1.11         (1.05)       (1.11)    (0.23)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        19.43      1.15          0.41        (1.15)       --
  Service Shares              19.43      1.11          0.42        (1.11)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        19.07      1.17          0.39        (1.18)    (0.02)
  Service Shares (com-
  menced January 2, 1997)     19.00      0.94          0.43        (0.94)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        19.61      1.16         (0.28)       (1.16)    (0.26)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      1.12          1.61        (1.12)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                                Ratios assuming no voluntary
                                                                           waiver of fees or expense limitations
                                                                           -------------------------------------
                         Net assets                         Ratio of                               Ratio of
  Net asset              at end of       Ratio of        net investment         Ratio of        net investment    Portfolio
  value, end     Total     period    net expenses to        income to         expenses to          income to      turnover
  of period    return(b) (in 000s)  average net assets  average net assets average net assets  average net assets   rate
    $18.06        1.83%   $116,163         0.68%              5.65%               0.92%              5.41%            10%
     18.07        1.57       1,022         0.93               5.46                1.17               5.22             10
---------------------------------------------------------------------------------------------------------------------------
     18.78        7.94      69,538         0.68               5.90                1.04               5.55             48
     18.79        7.67         968         0.93               5.63                1.29               5.28             48
---------------------------------------------------------------------------------------------------------------------------
     18.47        6.45      48,840         0.68               6.04                1.11               5.61             36
     18.48        5.81         450         0.93(c)            5.64(c)             1.36(c)            5.21(c)          36
---------------------------------------------------------------------------------------------------------------------------
     18.43        5.02      33,839         0.68               5.90                1.11               5.47             12
---------------------------------------------------------------------------------------------------------------------------
     18.83       10.72      20,211         0.68(c)            6.38(c)             1.14(c)            5.92(c)         158
    $18.57        0.59%   $374,121         0.81%              6.05%               0.81%              6.05%            16%
     18.57        0.29       1,180         1.06               5.80                1.06               5.80             16
---------------------------------------------------------------------------------------------------------------------------
     19.84        8.27     305,396         0.83               5.86                0.83               5.86             30
     19.85        8.05       1,059         1.08               5.59                1.08               5.59             30
---------------------------------------------------------------------------------------------------------------------------
     19.43        8.50     217,803         0.85               6.14                0.85               6.14             19
     19.43        7.48         739         1.10(c)            5.67(c)             1.10(c)            5.67(c)          19
---------------------------------------------------------------------------------------------------------------------------
     19.07        4.71     151,205         0.84               6.10                0.84               6.10             31
---------------------------------------------------------------------------------------------------------------------------
     19.61       15.59      98,504         0.88(c)            6.64(c)             0.88(c)            6.64(c)          58
---------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from           Distributions
                                      investment operations(a)    to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 BALANCED FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $27.04     $0.70        $ 1.22       $(0.69)   $(2.98)
  Service Shares              27.01      0.64          1.22        (0.62)    (2.98)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        26.67      0.59          1.67        (0.59)    (1.30)
  Service Shares              26.66      0.53          1.65        (0.53)    (1.30)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        24.00      0.59          3.93        (0.59)    (1.26)
  Service Shares (com-
  menced January 2, 1997)     23.25      0.40          3.42        (0.41)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        22.10      0.54          2.56        (0.54)    (0.66)
 ----------------------------------------------------------------------------------
  For the Period Ended Oc-
   tober 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      0.59          4.06        (0.55)       --
 GROWTH AND INCOME FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $21.72     $0.15        $(0.09)      $(0.15)   $(0.23)
  Service Shares              21.73      0.11         (0.11)       (0.09)    (0.23)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        21.82      0.18         (0.05)       (0.19)    (0.04)
  Service Shares              21.81      0.16         (0.09)       (0.11)    (0.04)
 ----------------------------------------------------------------------------------
  For the Period Ended Oc-
   tober 31, 1997
  Institutional Shares
  (commenced March 3,
  1997)                       18.00      0.15          3.80        (0.13)       --
  Service Shares (com-
  menced March 3, 1997)       18.00      0.12          3.80        (0.11)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                            Ratios assuming no voluntary
                                                                        waiver of fees or expense limitations
                                                                        -------------------------------------
                           Net
                          assets
                          at end
                            of                            Ratio of                              Ratio of
  Net asset               period       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end     Total     (in     net expenses to       income to         expenses to         income to      turnover
  of period    return(b)  000's)  average net assets average net assets average net assets average net assets   rate
    $25.29        7.60%  $124,245        1.13%              2.71%              1.49%              2.35%           11%
     25.27        7.38      2,735        1.38               2.47               1.74               2.11            11
-----------------------------------------------------------------------------------------------------------------------
     27.04        8.68    123,717        1.13               2.20               1.49               1.84            68
     27.01        8.36      2,594        1.38               1.99               1.74               1.63            68
-----------------------------------------------------------------------------------------------------------------------
     26.67       19.92    105,782        1.13               2.44               1.53               2.04            31
     26.66       16.53      1,219        1.38(c)            2.13(c)            1.78(c)            1.73(c)         31
-----------------------------------------------------------------------------------------------------------------------
     24.00       14.45     69,880        1.13               2.47               1.45               2.15            58
-----------------------------------------------------------------------------------------------------------------------
     22.10       26.14     48,329        1.13(c)            3.28(c)            1.45(c)            2.96(c)         59
    $21.40        0.29%  $ 74,591        1.15%              0.67%              1.15%              0.67%           64%
     21.41        0.02        989        1.40               0.42               1.40               0.42            64
-----------------------------------------------------------------------------------------------------------------------
     21.72        0.53     92,625        1.16               0.82               1.16               0.82            55
     21.73        0.30      1,365        1.41               0.60               1.41               0.60            55
-----------------------------------------------------------------------------------------------------------------------
     21.82       22.00     45,173        1.20(c)            1.30(c)            2.02(c)            0.48(c)          5
     21.81       21.81      2,588        1.45(c)            1.02(c)            2.27(c)            0.20(c)          5
-----------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from              Distributions
                                        investment operations(a)     to shareholders
                                      --------------------------- --------------------
                            Net asset    Net
                             value,   investment    Net realized   From net  From net
                            beginning   income     and unrealized investment realized
                            of period   (loss)          gain        income    gains
 GROWTH FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $37.37     $(0.05)        $6.40        $(0.01)   $(5.47)
  Service Shares              37.29      (0.12)         6.37            --     (5.47)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        34.54       0.07          5.06         (0.06)    (2.24)
  Service Shares              34.50      (0.01)         5.05         (0.01)    (2.24)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.95       0.19          7.51         (0.19)    (1.92)
  Service Shares (com-
  menced January 2, 1997)     28.26       0.09          6.25         (0.10)       --
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        24.68       0.19          5.40         (0.19)    (1.13)
 ------------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00       0.15          6.68         (0.15)       --
 MIDCAP FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $32.57     $(0.23)(d)     $9.34(d)     $   --    $(1.61)
  Service Shares              32.40      (0.31)(d)      9.27(d)         --     (1.61)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        33.02      (0.13)         1.48            --     (1.80)
  Service Shares              32.94      (0.16)         1.42            --     (1.80)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.06      (0.13)         5.38            --     (0.29)
  Service Shares (com-
  menced January 2, 1997)     28.64      (0.11)         4.41            --        --
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        25.30      (0.07)         3.51            --     (0.68)
 ------------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      (0.04)         7.34            --        --
 ------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.
 (d) Calculated based on average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                           Net
                          assets
                          at end
                            of                            Ratio of
  Net asset               period       Ratio of        net investment   Portfolio
  value, end     Total     (in     net expenses to    income (loss) to  turnover
  of period    return(b)  000's)  average net assets average net assets   rate
    $38.24       18.24%  $445,923        1.08%             (0.12)%          35%
     38.07       17.97     14,468        1.33              (0.36)           35
---------------------------------------------------------------------------------
     37.37       15.38    409,797        1.08               0.20            53
     37.29       15.10      8,965        1.33              (0.06)           53
---------------------------------------------------------------------------------
     34.54       28.12    343,773        1.11               0.60            32
     34.50       22.47      5,758        1.36(c)            0.35(c)         32
---------------------------------------------------------------------------------
     28.95       23.43    208,908        1.08               0.72            36
---------------------------------------------------------------------------------
     24.68       38.06    141,735        1.11(c)            0.81(c)         33
    $40.07       28.96%  $143,892        1.14%             (0.63)%          98%
     39.75       28.63      3,384        1.39              (0.86)           98
---------------------------------------------------------------------------------
     32.57        3.96    139,035        1.16              (0.58)           76
     32.40        3.68      1,236        1.41              (0.82)           76
---------------------------------------------------------------------------------
     33.02       18.88    112,442        1.23              (0.61)           89
     32.94       15.01        658        1.48(c)           (0.95)(c)        89
---------------------------------------------------------------------------------
     28.06       13.78     74,641        1.22              (0.37)           71
---------------------------------------------------------------------------------
     25.30       40.56     41,665        1.32(c)           (0.29)(c)        59
---------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from           Distributions
                                       investment operations(a)   to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   Income        gain        income    gains
 INTERNATIONAL EQUITY FUND
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares       $23.00     $0.09        $4.40        $(0.10)   $   --
  Service Shares              22.92      0.10         4.34         (0.06)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        22.10      0.10         1.45         (0.08)    (0.57)
  Service Shares              22.06      0.05         1.44         (0.06)    (0.57)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        20.96      0.06         1.42         (0.10)    (0.24)
  Service Shares (com-
  menced January 2, 1997)     21.70      0.01         0.35            --        --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.64      0.11         2.35         (0.07)    (0.07)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      0.12         0.55         (0.03)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                                                                           Ratios assuming no voluntary waiver
                                                                             of fees or expense limitations
                                                                          -------------------------------------
                         Net assets                         Ratio of                              Ratio of
  Net asset              at end of       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end     Total     period    net expenses to       Income to         expenses to      income (loss) to  turnover
  of period    return(b) (in 000's) average net assets average net assets average net assets average net assets   rate
    $27.39       19.58%   $128,018         1.53%              0.40%              2.07%             (0.14)%          32%
     27.30       19.39         499         1.78               0.33               2.32              (0.21)           32
-------------------------------------------------------------------------------------------------------------------------
     23.00        7.16     101,161         1.62               0.46               2.14              (0.06)           22
     22.92        6.88         379         1.87               0.19               2.39              (0.33)           22
-------------------------------------------------------------------------------------------------------------------------
     22.10        7.15      78,273         1.72               0.35               2.23              (0.16)           22
     22.06        1.66         231         1.97(c)            0.14(c)            2.48(c)           (0.37)(c)        22
-------------------------------------------------------------------------------------------------------------------------
     20.96       13.25      51,589         1.72               0.74               2.64              (0.18)           21
-------------------------------------------------------------------------------------------------------------------------
     18.64        3.73      21,014         1.81(c)            1.06(c)            3.50(c)           (0.63)(c)        25
-------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from            Distributions
                                      investment operations(a)     to shareholders
                                      ------------------------- ---------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 NATIONAL TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended
  October 31, 1999           $19.33     $0.74        $(0.93)      $(0.74)   $(0.16)
  October 31, 1998            18.85      0.74          0.48        (0.74)       --
  October 31, 1997            18.46      0.72          0.39        (0.72)       --
  October 31, 1996            18.54      0.73         (0.07)       (0.73)    (0.01)
  For the Period Ended Oc-
   tober 31, 1995 (com-
   menced February 21,
   1995)                      18.00      0.54          0.54        (0.54)       --
 MISSOURI TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended
  October 31, 1999           $19.07     $0.73        $(0.90)      $(0.73)   $(0.10)
  October 31, 1998            18.61      0.74          0.47        (0.74)    (0.01)
  October 31, 1997            18.26      0.76          0.37        (0.76)    (0.02)
  October 31, 1996            18.40      0.76         (0.14)       (0.76)       --
  For the Period Ended Oc-
   tober 31, 1995 (com-
   menced February 21,
   1995)                      18.00      0.57          0.40        (0.57)       --
 -----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                                                                          Ratios assuming no voluntary waiver of
                                                                               fees or expense limitations
                                                                          --------------------------------------
                         Net assets                         Ratio of                              Ratio of
  Net asset              at end of       Ratio of        net investment        Ratio of        net investment    Portfolio
  value, end     Total    period,    net expenses to       income to         expenses to          income to      turnover
  of period    return(b) (in 000's) average net assets average net assets average net assets average net  assets   rate
    $18.24       (1.08)%  $40,243          0.70%              3.90%              0.93%              3.67%            35%
     19.33        6.59     33,528          0.74               3.87               1.04               3.57             41
     18.85        6.16     25,281          0.85               3.89               1.15               3.59              6
     18.46        3.60     17,613          0.85               3.93               1.55               3.23             34
     18.54        6.06     10,721          0.85(c)            4.19(c)            1.90(c)            3.14(c)          19
    $18.07       (0.95)%  $42,641          0.65%              3.91%              0.92               3.64%            21%
     19.07        6.65     34,051          0.65               3.93               1.03               3.55             34
     18.61        6.31     24,434          0.65               4.14               1.21               3.58             13
     18.26        3.43     17,034          0.65               4.14               1.58               3.21             49
     18.40        5.45      8,889          0.65(c)            4.41(c)            2.12(c)            2.94(c)          52
--------------------------------------------------------------------------------------------------------------------------

  The Commerce Funds (unaudited)

  During the year ended October 31, 1999, 96.46% and 94.71%, of the distributions paid by the National Tax-Free Intermediate Bond Fund and the Missouri Tax-Free Intermediate Bond Fund, re-spectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax. The remaining distributions were taxable ordinary income dividends.

  During the year ended October 31, 1999, 2.63%, and 1.22% of the exempt-interest dividends paid by the National Tax-Free Interme-diate Bond Fund and the Missouri Tax-Free Intermediate Bond Fund, respectively, were derived from Private Activity Bonds or Alternative Minimum Tax Bonds ("AMT Bonds").

  During the year ended October 31, 1999, 21.57%, 100% and 99.17% of the dividends paid from net investment income by the Balanced Fund, Growth and Income Fund and Growth Fund, respectively, qualify for the dividends received deduction available to corpo-rations.

COMMERCE FUNDS
Independent Auditors' Report
 To the Board of Trustees and Shareholders of The Commerce Funds:

 We have audited the accompanying statements of assets and liabilities of The Short-Term Government Fund, The Bond Fund, The Balanced Fund, The Growth and Income Fund, The Growth Fund, The MidCap Fund, The International Equity Fund, The National Tax-Free Intermediate Bond Fund, and The Missouri Tax-Free In-termediate Bond Fund, portfolios of The Commerce Funds, (collectively, The Commerce Funds), including statements of investments as of October 31, 1999 and the related statements of operations for the year ended October 31, 1999, the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999 and financial highlights for each of the years or periods in the five-year period ended October 31, 1999. These financial statements and financial highlights are the responsibility of The Commerce Funds' management. Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements and financial highlights. Our procedures included confirma-tion of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting prin-ciples used and significant estimates made by management, as well as evaluat-ing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 1999, and the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                          KPMG LLP


 Kansas City, Missouri
 December 16, 1999

The Commerce Funds


Trustees

J. Eric Helsing, Chairman
Randall D. Barron
David L. Bodde
John J. Holland
Warren Weaver

Officers

Warren Weaver, President
James A. McNamara, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Vice President
Randall D. Barron, Treasurer
Philip V. Giuca Jr., Assistant Treasurer
W.  Bruce McConnel, III, Secretary
Michael J. Richman, Assistant Secretary
Howard B. Surloff, Assistant Secretary

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISER
Commerce Bank, N.A.

INVESTMENT SUB-ADVISER,
INTERNATIONAL EQUITY FUND
Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
National Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
85 Broad Street
New York, New York 10004

ADMINISTRATOR
Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

INDEPENDENT AUDITORS
KPMG LLP
1000 Walnut Street
Kansas City, Missouri 64106

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

                          [LOGO OF COMMERCE FUNDS]

                          8000 Forsyth Boulevard
                          Suite 606
                          St. Louis, Missouri 63105

                          1000 Walnut Street
                          Eighth Floor
                          Kansas City, Missouri 64106

                          www.commercefunds.com

                                                                         CB 5041
                          1-800-995-6365             Date of first use: 12/23/99